UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

January 31, 2016

TEK-QTLY-0316
1.931232.104

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.4%
	Shares	Value
Argentina - 0.3%
Telecom Argentina SA Class B sponsored ADR	4,034	$63,132
YPF SA Class D sponsored ADR	5,800	97,672

TOTAL ARGENTINA		160,804

Austria - 0.2%
Erste Group Bank AG (a)	4,616	133,341
Bermuda - 0.8%
Aquarius Platinum Ltd. (Australia) (a)	312,441	54,414
China Resource Gas Group Ltd.	24,000	59,890
Credicorp Ltd. (United States)	1,319	133,694
GP Investments Ltd. Class A (depositary receipt) (a)	30,222	58,860
PAX Global Technology Ltd.	6,000	6,082
Shangri-La Asia Ltd.	192,000	178,865

TOTAL BERMUDA		491,805

Brazil - 1.5%
B2W Companhia Global do Varejo (a)	12,300	40,777
BB Seguridade Participacoes SA	21,580	124,793
CCR SA	33,000	105,440
Cielo SA	8,940	75,703
Companhia de Saneamento de Minas Gerais	13,546	43,586
Cosan SA Industria e Comercio	10,471	65,814
Direcional Engenharia SA	41,800	34,487
Fibria Celulose SA	15,200	167,436
FPC Par Corretora de Seguros	24,100	60,856
Minerva SA (a)	42,300	129,867
Minerva SA rights 2/25/16 (a)	21,973	55
Smiles SA	9,700	69,067

TOTAL BRAZIL		917,881

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	4,830	105,155
Canada - 0.2%
Goldcorp, Inc.	3,000	34,178
Pan American Silver Corp.	13,700	90,694
Torex Gold Resources, Inc. (a)	36,200	32,559

TOTAL CANADA		157,431

Cayman Islands - 5.0%
51job, Inc. sponsored ADR (a)	2,500	69,575
58.com, Inc. ADR (a)	5,850	328,185
AAC Technology Holdings, Inc.	10,000	64,073
Alibaba Group Holding Ltd. sponsored ADR (a)	10,200	683,706
Autohome, Inc. ADR Class A (a)	200	4,914
Bitauto Holdings Ltd. ADR (a)	1,700	31,705
China State Construction International Holdings Ltd.	70,000	113,042
China ZhengTong Auto Services Holdings Ltd.	98,640	36,595
Ctrip.com International Ltd. sponsored ADR (a)	1,100	46,948
ENN Energy Holdings Ltd.	26,000	117,235
Haitian International Holdings Ltd.	28,000	34,054
JD.com, Inc. sponsored ADR (a)	2,900	75,487
Leju Holdings Ltd. ADR	3,500	13,965
Qihoo 360 Technology Co. Ltd. ADR (a)	100	7,171
Qunar Cayman Islands Ltd. sponsored ADR (a)	700	30,856
SINA Corp. (a)	700	32,165
Sino Biopharmaceutical Ltd.	128,000	88,203
SouFun Holdings Ltd. ADR	10,600	63,176
Sunny Optical Technology Group Co. Ltd.	29,000	62,240
Tencent Holdings Ltd.	49,050	921,488
Uni-President China Holdings Ltd.	297,600	193,100
Vipshop Holdings Ltd. ADR (a)	5,900	75,756

TOTAL CAYMAN ISLANDS		3,093,639

Chile - 1.2%
Compania Cervecerias Unidas SA sponsored ADR	9,500	205,105
CorpBanca SA	3,591,377	27,235
Empresas CMPC SA	50,670	115,062
Enersis SA	451,109	107,497
Inversiones La Construccion SA	7,838	78,050
Vina Concha y Toro SA	123,422	196,361

TOTAL CHILE		729,310

China - 4.5%
Anhui Conch Cement Co. Ltd. (H Shares)	60,000	117,801
BBMG Corp. (H Shares)	267,500	150,322
China Cinda Asset Management Co. Ltd. (H Shares)	186,840	58,792
China Life Insurance Co. Ltd. (H Shares)	98,414	238,602
China Longyuan Power Grid Corp. Ltd. (H Shares)	100,760	60,205
China Pacific Insurance (Group) Co. Ltd. (H Shares)	116,416	410,791
China Petroleum & Chemical Corp. (H Shares)	150,000	84,741
China Suntien Green Energy Corp. Ltd. (H Shares)	349,690	39,411
China Telecom Corp. Ltd. (H Shares)	364,389	171,388
Industrial & Commercial Bank of China Ltd. (H Shares)	1,271,260	661,616
Inner Mongoli Yili Industries Co. Ltd.	57,500	117,394
Kweichow Moutai Co. Ltd.	6,620	203,107
Maanshan Iron & Steel Ltd. (H Shares) (a)	244,000	45,148
PetroChina Co. Ltd. (H Shares)	134,000	83,012
Qingdao Haier Co. Ltd.	143,700	200,538
Zhengzhou Yutong Bus Co. Ltd.	31,500	89,985
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	16,500	85,136

TOTAL CHINA		2,817,989

Colombia - 0.2%
Bancolombia SA sponsored ADR	3,695	109,003
Egypt - 0.1%
Citadel Capital Corp. (a)	164,800	27,782
Global Telecom Holding GDR (a)	11,300	12,893

TOTAL EGYPT		40,675

Greece - 0.2%
Titan Cement Co. SA (Reg.)	7,400	142,695
Hong Kong - 3.4%
AIA Group Ltd.	27,660	153,775
China Mobile Ltd.	15,750	173,001
China Mobile Ltd. sponsored ADR	10,065	548,844
China Resources Beer Holdings Co. Ltd.	90,000	143,524
China Resources Power Holdings Co. Ltd.	45,089	76,699
China Unicom Ltd.	8,390	9,295
China Unicom Ltd. sponsored ADR	5,406	59,953
CNOOC Ltd.	312,000	318,000
CNOOC Ltd. sponsored ADR	70	7,110
Far East Horizon Ltd.	362,980	279,676
Sinotruk Hong Kong Ltd.	151,500	50,698
Techtronic Industries Co. Ltd.	74,500	282,668

TOTAL HONG KONG		2,103,243

India - 5.2%
Adani Ports & Special Economic Zone (a)	29,227	92,150
Axis Bank Ltd. (a)	26,749	162,267
Bharti Infratel Ltd.	36,854	197,367
Coal India Ltd.	50,133	237,291
Edelweiss Financial Services Ltd.	62,457	48,186
Eicher Motors Ltd. (a)	450	110,304
Grasim Industries Ltd.	3,862	193,863
ICICI Bank Ltd. (a)	19,376	65,993
ITC Ltd.	69,734	330,661
JK Cement Ltd.	10,894	79,943
Just Dial Ltd.	5,670	51,178
Larsen & Toubro Ltd. (a)	5,849	95,652
LIC Housing Finance Ltd. (a)	14,229	100,830
Lupin Ltd.	7,274	184,229
NTPC Ltd.	13,829	29,179
Oil & Natural Gas Corp. Ltd.	30,674	103,016
Petronet LNG Ltd.	25,957	94,413
Phoenix Mills Ltd. (a)	19,942	88,053
Power Grid Corp. of India Ltd.	93,473	204,379
SREI Infrastructure Finance Ltd. (a)	129,278	118,959
State Bank of India (a)	50,990	136,291
Sun Pharmaceutical Industries Ltd.	15,614	202,105
Tata Consultancy Services Ltd.	8,498	300,589

TOTAL INDIA		3,226,898

Indonesia - 0.5%
PT Bank Mandiri (Persero) Tbk	196,000	138,416
PT Bank Rakyat Indonesia Tbk	174,900	144,245
PT Kalbe Farma Tbk	286,400	28,004

TOTAL INDONESIA		310,665

Israel - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd.	110,455	236,510
Korea (South) - 7.0%
AMOREPACIFIC Group, Inc.	1,562	194,311
Daewoo International Corp.	2,753	35,454
Daou Technology, Inc.	1,603	27,370
E-Mart Co. Ltd.	1,406	191,584
Fila Korea Ltd.	2,319	187,014
Hanon Systems	1,976	85,870
Hyundai Glovis Co. Ltd.	1,524	259,620
Hyundai Industrial Development & Construction Co.	3,036	114,499
Hyundai Mobis	3,141	677,184
InterPark INT Corp.	2,839	49,615
Kakao Corp.	334	30,493
KB Financial Group, Inc.	5,866	148,907
KEPCO Plant Service & Engineering Co. Ltd.	928	76,796
Korea Electric Power Corp.	2,679	116,707
Korean Reinsurance Co.	17,766	195,810
KT Corp. (a)	2,228	50,978
KT Corp. sponsored ADR (a)	1,932	23,802
LG Chemical Ltd.	1,186	294,511
NAVER Corp.	219	114,592
NCSOFT Corp.	606	118,391
Samsung Electronics Co. Ltd.	522	501,160
Samsung Fire & Marine Insurance Co. Ltd.	272	67,379
Samsung SDI Co. Ltd.	587	46,087
Shinhan Financial Group Co. Ltd.	11,459	367,564
SK Hynix, Inc.	11,698	267,943
SK Telecom Co. Ltd. sponsored ADR	4,359	85,916

TOTAL KOREA (SOUTH)		4,329,557

Malaysia - 0.2%
Tenaga Nasional Bhd	41,529	136,243
Mauritius - 0.0%
MakeMyTrip Ltd. (a)	1,500	27,960
Mexico - 3.5%
America Movil S.A.B. de CV Series L sponsored ADR	23,134	327,115
Banregio Grupo Financiero S.A.B. de CV	11,080	52,041
El Puerto de Liverpool S.A.B. de CV Class C	14,000	167,002
Fibra Uno Administracion SA de CV	58,200	116,671
Grupo Aeroportuario del Pacifico SA de CV Series B	13,800	115,907
Grupo Comercial Chedraui S.A.B. de CV	34,576	90,378
Grupo Financiero Banorte S.A.B. de CV Series O	99,724	520,290
Infraestructura Energetica Nova S.A.B. de CV	11,700	45,793
Macquarie Mexican (REIT)	210,470	248,673
Promotora y Operadora de Infraestructura S.A.B. de CV	6,100	69,705
Telesites S.A.B. de C.V. (a)	815	495
Tenedora Nemak SA de CV	53,900	68,527
Wal-Mart de Mexico SA de CV Series V	137,800	346,290

TOTAL MEXICO		2,168,887

Netherlands - 0.3%
Cnova NV (a)	5,900	13,747
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(b)	15,500	63,268
Yandex NV (a)	10,502	140,937

TOTAL NETHERLANDS		217,952

Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	10,280	37,437
Transnational Corp. of Nigeria PLC	3,253,146	20,111
Zenith Bank PLC	1,591,817	100,889

TOTAL NIGERIA		158,437

Pakistan - 0.2%
Habib Bank Ltd.	62,500	101,917
Panama - 0.2%
Copa Holdings SA Class A	2,100	98,910
Philippines - 0.8%
Alliance Global Group, Inc.	411,450	127,874
Metro Pacific Investments Corp.	578,900	67,088
Metropolitan Bank & Trust Co.	91,041	135,877
Robinsons Land Corp.	333,180	175,348

TOTAL PHILIPPINES		506,187

Romania - 0.1%
Banca Transilvania SA (a)	104,256	56,024
Russia - 2.2%
E.ON Russia JSC (a)	1,389,700	56,055
Lukoil PJSC sponsored ADR	9,500	323,200
Magnit OJSC GDR (Reg. S)	5,900	231,554
MMC Norilsk Nickel PJSC sponsored ADR	9,900	114,710
Mobile TeleSystems OJSC (a)	28,232	84,850
Mobile TeleSystems OJSC sponsored ADR	2,440	17,080
NOVATEK OAO GDR (Reg. S)	2,600	225,956
Sberbank of Russia (a)	59,060	75,949
Sberbank of Russia sponsored ADR	32,984	182,618
Sistema JSFC (a)	152,600	35,926
Sistema JSFC sponsored GDR	3,860	21,825

TOTAL RUSSIA		1,369,723

Singapore - 0.4%
Ascendas Real Estate Investment Trust	94,710	155,295
CapitaMall Trust	44,500	62,521
First Resources Ltd.	50,300	61,959

TOTAL SINGAPORE		279,775

South Africa - 2.5%
Alexander Forbes Group Holding	68,571	23,302
Aspen Pharmacare Holdings Ltd.	3,683	62,704
Barclays Africa Group Ltd.	28,611	260,976
Bidvest Group Ltd.	6,756	156,017
JSE Ltd.	6,010	48,971
Life Healthcare Group Holdings Ltd.	27,600	60,966
Naspers Ltd. Class N	6,145	776,563
Sasol Ltd.	2,700	71,028
Telkom SA Ltd.	17,162	69,511

TOTAL SOUTH AFRICA		1,530,038

Taiwan - 4.3%
Advanced Semiconductor Engineering, Inc.	44,000	47,044
Advantech Co. Ltd.	22,000	131,531
Catcher Technology Co. Ltd.	14,000	103,681
E.SUN Financial Holdings Co. Ltd.	342,946	177,174
Hermes Microvision, Inc.	1,000	24,653
Hon Hai Precision Industry Co. Ltd. (Foxconn)	26,555	62,183
Inotera Memories, Inc. (a)	64,000	54,906
King's Town Bank	78,600	49,510
Largan Precision Co. Ltd.	1,833	130,950
MediaTek, Inc.	3,000	19,421
Siliconware Precision Industries Co. Ltd.	40,000	61,657
Taiwan Cement Corp.	186,000	148,931
Taiwan Fertilizer Co. Ltd.	49,000	61,775
Taiwan Semiconductor Manufacturing Co. Ltd.	276,000	1,182,910
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,442	32,229
Unified-President Enterprises Corp.	110,012	183,112
Universal Cement Corp.	97,654	59,675
Vanguard International Semiconductor Corp.	35,000	50,013
Yuanta Financial Holding Co. Ltd.	265,231	81,978

TOTAL TAIWAN		2,663,333

Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	13,900	147,963
Intouch Holdings PCL NVDR	53,750	84,939
Jasmine Broadband Internet Infrastructure Fund	224,090	54,979
Kasikornbank PCL (For. Reg.)	65,280	313,897
PTT PCL (For. Reg.)	22,500	150,689
Star Petroleum Refining PCL (a)	222,200	56,939
Thai Union Frozen Products PCL (For. Reg.)	312,100	161,823

TOTAL THAILAND		971,229

Turkey - 0.6%
Aselsan A/S	12,000	73,488
Enka Insaat ve Sanayi A/S	22,307	33,133
Tupras Turkiye Petrol Rafinelleri A/S (a)	6,900	174,858
Turkiye Garanti Bankasi A/S	44,174	111,632

TOTAL TURKEY		393,111

United Arab Emirates - 0.6%
DP World Ltd.	5,046	87,548
Emaar Properties PJSC	73,041	97,249
First Gulf Bank PJSC	64,878	178,413

TOTAL UNITED ARAB EMIRATES		363,210

United Kingdom - 0.4%
Fresnillo PLC	8,200	84,877
HSBC Holdings PLC (Hong Kong)	20,450	144,564

TOTAL UNITED KINGDOM		229,441

United States of America - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	2,120	134,217
First Cash Financial Services, Inc. (a)	2,149	76,290
Micron Technology, Inc. (a)	5,500	60,665

TOTAL UNITED STATES OF AMERICA		271,172

TOTAL COMMON STOCKS
(Cost $32,174,970)		30,650,150

Nonconvertible Preferred Stocks - 2.0%
Brazil - 0.9%
Banco do Estado Rio Grande do Sul SA	27,720	30,840
Companhia Paranaense de Energia-Copel:
(PN-B)	515	2,839
(PN-B) sponsored	8,812	48,378
Itau Unibanco Holding SA sponsored ADR	46,498	292,472
Metalurgica Gerdau SA (PN)	141,870	36,533
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	36,906	89,682
Vale SA (PN-A) sponsored ADR	25,500	47,175

TOTAL BRAZIL		547,919

Korea (South) - 0.9%
Hyundai Motor Co. Series 2	2,908	245,034
Samsung Electronics Co. Ltd.	266	222,068
Samsung Fire & Marine Insurance Co. Ltd.	630	97,801

TOTAL KOREA (SOUTH)		564,903

Russia - 0.2%
Surgutneftegas OJSC (a)	188,200	114,811
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,034,088)		1,227,633
	Principal Amount	Value

Nonconvertible Bonds - 16.6%
Azerbaijan - 1.1%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)	200,000	166,400
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	325,000	266,747
6.95% 3/18/30 (Reg. S)	275,000	225,088

TOTAL AZERBAIJAN		658,235

Brazil - 0.4%
Caixa Economica Federal 3.5% 11/7/22 (b)	300,000	226,800
Canada - 0.1%
First Quantum Minerals Ltd. 7% 2/15/21 (b)	100,000	45,250
Pacific Rubiales Energy Corp. 5.125% 3/28/23 (b)	100,000	11,950

TOTAL CANADA		57,200

Cayman Islands - 1.7%
Lamar Funding Ltd. 3.958% 5/7/25 (b)	200,000	169,500
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	200,000	190,000
5.375% 1/27/21	530,000	398,163
8.375% 12/10/18	300,000	281,250

TOTAL CAYMAN ISLANDS		1,038,913

Chile - 0.5%
Corporacion Nacional del Cobre de Chile (Codelco) 4.5% 9/16/25 (b)	200,000	191,570
Empresa Nacional de Petroleo 4.75% 12/6/21 (b)	100,000	100,537

TOTAL CHILE		292,107

Colombia - 0.1%
Ecopetrol SA 7.375% 9/18/43	100,000	76,875
Indonesia - 1.9%
PT Pertamina Persero:
4.875% 5/3/22 (b)	275,000	261,410
5.25% 5/23/21 (b)	200,000	196,869
5.625% 5/20/43 (b)	200,000	155,837
6% 5/3/42 (b)	400,000	326,106
6.5% 5/27/41 (b)	275,000	238,536

TOTAL INDONESIA		1,178,758

Ireland - 0.6%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (b)	250,000	250,708
6.8% 11/22/25 (b)	100,000	95,000

TOTAL IRELAND		345,708

Israel - 1.0%
B Communications Ltd. 7.375% 2/15/21 (b)	300,000	325,230
Israel Electric Corp. Ltd. 7.25% 1/15/19 (Reg. S)	250,000	275,619

TOTAL ISRAEL		600,849

Kazakhstan - 1.0%
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)	400,000	324,000
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (b)	300,000	319,950

TOTAL KAZAKHSTAN		643,950

Luxembourg - 1.0%
RSHB Capital SA:
5.1% 7/25/18 (b)	400,000	395,118
6.299% 5/15/17 (Reg. S)	200,000	202,016

TOTAL LUXEMBOURG		597,134

Mexico - 2.2%
Pemex Project Funding Master Trust 6.625% 6/15/35	350,000	309,824
Petroleos Mexicanos:
6.5% 6/2/41	425,000	362,100
6.625% (b)(c)	850,000	716,125

TOTAL MEXICO		1,388,049

Morocco - 0.3%
OCP SA 5.625% 4/25/24 (b)	200,000	198,864
Netherlands - 1.0%
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (b)	200,000	193,750
Petrobras Global Finance BV:
6.85% 6/5/2115	215,000	135,988
7.25% 3/17/44	400,000	262,000

TOTAL NETHERLANDS		591,738

South Africa - 0.4%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)	300,000	258,810
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (b)	150,000	151,500
Turkey - 0.7%
Arcelik A/S 5% 4/3/23 (b)	300,000	270,556
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)	200,000	192,958

TOTAL TURKEY		463,514

United Arab Emirates - 0.1%
DP World Ltd. 6.85% 7/2/37 (Reg. S)	100,000	95,025
United Kingdom - 0.6%
Biz Finance PLC 9.625% 4/27/22 (b)	450,000	394,650
Venezuela - 1.7%
Petroleos de Venezuela SA:
5.25% 4/12/17	300,000	117,000
5.5% 4/12/37	500,000	145,500
6% 11/15/26 (Reg. S)	700,000	205,730
8.5% 11/2/17 (b)	166,667	68,733
9% 11/17/21 (Reg. S)	550,000	183,425
9.75% 5/17/35 (b)	300,000	102,075
12.75% 2/17/22 (b)	600,000	229,500

TOTAL VENEZUELA		1,051,963

TOTAL NONCONVERTIBLE BONDS
(Cost $12,249,148)		10,310,642

Government Obligations - 28.4%
Angola - 0.3%
Angola Republic 9.5% 11/12/25 (b)	200,000	167,040
Argentina - 0.4%
Argentine Republic 8.28% 12/31/33 (d)	245,357	276,026
Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (b)	325,000	312,065
Barbados - 0.6%
Barbados Government 7% 8/4/22 (b)	350,000	343,219
Belize - 0.4%
Belize Government 5% 2/20/38 (b)(e)	332,500	219,450
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (b)	200,000	206,000
Brazil - 2.2%
Brazilian Federative Republic:
4.25% 1/7/25	850,000	712,725
5% 1/27/45	200,000	137,500
7.125% 1/20/37	100,000	90,500
8.25% 1/20/34	275,000	277,750
12.25% 3/6/30	100,000	142,000

TOTAL BRAZIL		1,360,475

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)	200,000	171,500
Colombia - 0.8%
Colombian Republic:
4% 2/26/24	200,000	188,000
6.125% 1/18/41	100,000	93,000
7.375% 9/18/37	225,000	236,813

TOTAL COLOMBIA		517,813

Congo - 0.3%
Congo Republic 4% 6/30/29 (e)	292,600	212,867
Costa Rica - 0.8%
Costa Rican Republic:
4.375% 4/30/25 (b)	225,000	190,125
7% 4/4/44 (b)	200,000	168,000
7.158% 3/12/45 (b)	200,000	168,000

TOTAL COSTA RICA		526,125

Croatia - 0.8%
Croatia Republic 6% 1/26/24 (b)	450,000	483,638
Dominican Republic - 0.9%
Dominican Republic:
6.6% 1/28/24 (b)	375,000	377,813
7.45% 4/30/44 (b)	200,000	193,000

TOTAL DOMINICAN REPUBLIC		570,813

Ecuador - 0.2%
Ecuador Republic 7.95% 6/20/24 (b)	200,000	138,500
Egypt - 0.2%
Arab Republic of Egypt 6.875% 4/30/40 (b)	150,000	119,358
El Salvador - 0.3%
El Salvador Republic:
7.375% 12/1/19	100,000	96,375
7.625% 2/1/41 (b)	150,000	116,438

TOTAL EL SALVADOR		212,813

Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)	200,000	173,000
Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (b)	200,000	153,916
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (b)	200,000	207,008
Ghana - 0.8%
Ghana Republic:
7.875% 8/7/23 (Reg.S)	200,000	144,600
8.125% 1/18/26 (b)	200,000	143,224
10.75% 10/14/30 (b)	200,000	189,316

TOTAL GHANA		477,140

Hungary - 0.4%
Hungarian Republic 5.75% 11/22/23	200,000	224,266
Indonesia - 0.3%
Indonesian Republic 5.95% 1/8/46 (b)	200,000	206,987
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	250,000	157,975
Ivory Coast - 0.7%
Ivory Coast:
5.375% 7/23/24 (b)	200,000	173,500
5.75% 12/31/32	275,000	238,409

TOTAL IVORY COAST		411,909

Jamaica - 0.3%
Jamaican Government 8% 6/24/19	150,000	160,125
Jordan - 0.3%
Jordanian Kingdom 6.125% 1/29/26 (b)	200,000	203,002
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)	200,000	178,008
Lebanon - 0.8%
Lebanese Republic:
6.1% 10/4/22	150,000	145,278
6.65% 2/26/30(Reg. S)	125,000	119,990
11.625% 5/11/16 (Reg. S)	250,000	255,920

TOTAL LEBANON		521,188

Mexico - 0.3%
United Mexican States 5.75% 10/12/2110	200,000	184,000
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)	200,000	148,243
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)	234,375	220,313
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (b)	200,000	203,738
Panama - 0.4%
Panamanian Republic 8.875% 9/30/27	200,000	278,000
Philippines - 0.9%
Philippine Republic 9.5% 2/2/30	350,000	571,209
Qatar - 0.5%
State of Qatar 5.75% 1/20/42 (b)	250,000	283,625
Romania - 0.3%
Romanian Republic 6.75% 2/7/22 (b)	170,000	200,864
Russia - 3.0%
Russian Federation:
5% 4/29/20 (b)	225,000	233,398
5.625% 4/4/42 (b)	200,000	191,325
5.875% 9/16/43 (b)	200,000	195,409
7.5% 3/31/30 (Reg. S)	490,875	589,040
12.75% 6/24/28 (Reg. S)	425,000	675,091

TOTAL RUSSIA		1,884,263

Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (b)	200,000	209,950
Serbia - 0.5%
Republic of Serbia 7.25% 9/28/21 (b)	260,000	291,491
South Africa - 0.4%
South African Republic 5.875% 9/16/25	250,000	260,717
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (b)	300,000	287,537
Tanzania - 0.3%
United Republic of Tanzania 6.5375% 3/9/20 (f)	200,000	189,770
Turkey - 2.0%
Turkish Republic:
6.25% 9/26/22	200,000	219,657
6.875% 3/17/36	100,000	113,378
7% 6/5/20	250,000	279,320
7.375% 2/5/25	300,000	353,382
11.875% 1/15/30	165,000	273,571

TOTAL TURKEY		1,239,308

Ukraine - 1.4%
Ukraine Government:
0% 5/31/40 (b)(f)	430,000	161,465
7.75% 9/1/20 (b)	635,000	596,583
7.75% 9/1/21 (b)	100,000	92,950

TOTAL UKRAINE		850,998

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.19% 2/11/16 to 3/31/16	90,000	89,979
Venezuela - 1.4%
Venezuelan Republic:
7% 3/31/38	650,000	209,625
8.25% 10/13/24	300,000	100,500
9% 5/7/23 (Reg. S)	300,000	102,000
9.25% 9/15/27	650,000	238,875
9.25% 5/7/28 (Reg. S)	250,000	86,250
12.75% 8/23/22	325,000	124,313

TOTAL VENEZUELA		861,563

Vietnam - 0.4%
Vietnamese Socialist Republic 6.75% 1/29/20 (b)	200,000	217,835
Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)	200,000	132,878
8.97% 7/30/27 (b)	200,000	142,020

TOTAL ZAMBIA		274,898

TOTAL GOVERNMENT OBLIGATIONS
(Cost $19,268,416)		17,660,527

Preferred Securities - 1.0%
China - 0.5%
Sinochem Group 5% (b)(c)(f)	300,000	312,000
Colombia - 0.2%
Colombia Telecomunicacines SA 8.5% (b)(c)(f)	100,000	85,166
India - 0.3%
State Bank of India 6.439% (c)(f)	200,000	203,565
TOTAL PREFERRED SECURITIES
(Cost $611,117)		600,731
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.38% (g)
(Cost $1,896,252)	1,896,252	1,896,252
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $68,233,991)		62,345,935
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(267,957)
NET ASSETS - 100%		$62,077,978

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,122,543 or 24.4% of net assets.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Non-income producing - Security is in default.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,375
Fidelity Securities Lending Cash Central Fund	21
Total	$1,396

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,370,560	$650,614	$2,433,538	$286,408
Consumer Staples	2,980,185	968,001	2,012,184	--
Energy	2,337,643	435,136	1,902,507	--
Financials	8,551,831	2,512,153	6,039,678	--
Health Care	626,211	--	626,211	--
Industrials	2,242,950	653,706	1,589,244	--
Information Technology	6,316,596	1,608,738	4,707,858	--
Materials	2,072,302	523,637	1,548,665	--
Telecommunication Services	2,274,820	1,362,847	911,973	--
Utilities	1,104,685	248,093	856,592	--
Corporate Bonds	10,310,642	--	10,310,642	--
Government Obligations	17,660,527	--	17,660,527	--
Preferred Securities	600,731	--	600,731	--
Money Market Funds	1,896,252	1,896,252	--	--
Total Investments in Securities:	$62,345,935	$10,859,177	$51,200,350	$286,408

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$9,452,863
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $68,261,294. Net unrealized depreciation aggregated $5,915,359, of which $4,122,495 related to appreciated investment securities and $10,037,854 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Value Fund

January 31, 2016

FIV-QTLY-0316
1.844602.109

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 3.6%
Ansell Ltd.	95,058	$1,366,149
Macquarie Group Ltd.	29,385	1,515,726
Transurban Group unit	203,659	1,570,144
Westpac Banking Corp. (a)	298,272	6,605,611

TOTAL AUSTRALIA		11,057,630

Bailiwick of Jersey - 1.0%
Shire PLC	17,200	964,783
Wolseley PLC	41,902	2,078,618

TOTAL BAILIWICK OF JERSEY		3,043,401

Belgium - 0.6%
Anheuser-Busch InBev SA NV	13,970	1,756,958
Canada - 1.1%
Imperial Oil Ltd.	71,200	2,182,911
Potash Corp. of Saskatchewan, Inc.	73,100	1,191,808

TOTAL CANADA		3,374,719

Finland - 1.2%
Sampo Oyj (A Shares)	77,034	3,730,315
France - 16.2%
Atos Origin SA	40,653	3,213,764
AXA SA	185,321	4,579,789
Capgemini SA	43,993	4,020,113
Havas SA	228,566	1,821,250
Orange SA	178,900	3,176,486
Renault SA	21,445	1,819,671
Sanofi SA	81,613	6,786,992
Societe Generale Series A	73,700	2,811,479
SR Teleperformance SA	14,500	1,208,072
Total SA	212,302	9,430,654
Unibail-Rodamco	13,900	3,503,657
VINCI SA	64,700	4,383,246
Vivendi SA (a)	156,592	3,404,324

TOTAL FRANCE		50,159,497

Germany - 4.8%
Axel Springer Verlag AG	23,200	1,208,081
BASF AG	65,944	4,395,380
Bayer AG	15,903	1,789,823
Continental AG	6,366	1,335,888
Fresenius SE & Co. KGaA	50,600	3,357,708
GEA Group AG	24,095	1,010,860
SAP AG	24,045	1,916,024

TOTAL GERMANY		15,013,764

Hong Kong - 0.6%
Power Assets Holdings Ltd.	204,000	1,864,626
Ireland - 1.4%
Allergan PLC (b)	7,680	2,184,422
Medtronic PLC	28,400	2,156,128

TOTAL IRELAND		4,340,550

Israel - 1.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	83,999	5,164,259
Italy - 1.5%
Intesa Sanpaolo SpA	656,000	1,869,055
Mediaset SpA	344,400	1,156,126
Telecom Italia SpA (b)	1,470,900	1,637,088

TOTAL ITALY		4,662,269

Japan - 20.4%
Astellas Pharma, Inc.	224,500	3,108,553
Dentsu, Inc.	59,800	3,178,145
East Japan Railway Co.	23,100	2,123,304
Hoya Corp.	90,000	3,474,205
Itochu Corp.	222,500	2,615,027
Japan Tobacco, Inc.	88,800	3,477,741
KDDI Corp.	138,400	3,504,649
Makita Corp.	34,200	1,925,005
Mitsubishi UFJ Financial Group, Inc.	993,400	5,094,055
Nippon Prologis REIT, Inc.	610	1,085,643
Nippon Telegraph & Telephone Corp.	116,500	4,959,710
OBIC Co. Ltd.	37,200	1,926,956
Olympus Corp.	67,300	2,624,287
ORIX Corp.	200,700	2,838,393
Seven & i Holdings Co. Ltd.	65,200	2,908,081
Seven Bank Ltd.	480,100	2,044,739
Sony Corp.	78,700	1,826,573
Sony Financial Holdings, Inc.	123,200	2,038,605
Sumitomo Mitsui Financial Group, Inc.	119,800	4,019,123
Toyota Motor Corp.	142,200	8,564,644

TOTAL JAPAN		63,337,438

Luxembourg - 0.5%
RTL Group SA	18,239	1,470,385
Netherlands - 3.7%
ING Groep NV (Certificaten Van Aandelen)	297,290	3,386,814
Koninklijke KPN NV	398,560	1,542,288
Mylan N.V.	28,600	1,506,934
PostNL NV (b)	92,431	336,364
RELX NV	280,449	4,679,702

TOTAL NETHERLANDS		11,452,102

Spain - 2.0%
Iberdrola SA	684,376	4,810,655
Mediaset Espana Comunicacion SA	139,100	1,352,730

TOTAL SPAIN		6,163,385

Sweden - 1.6%
Nordea Bank AB	378,600	3,812,390
Sandvik AB	145,100	1,214,240

TOTAL SWEDEN		5,026,630

Switzerland - 7.8%
Credit Suisse Group AG	138,212	2,448,477
Nestle SA	94,187	6,938,985
Novartis AG	89,875	6,962,926
Syngenta AG (Switzerland)	8,939	3,291,476
UBS Group AG	64,958	1,080,901
Zurich Insurance Group AG	15,128	3,353,355

TOTAL SWITZERLAND		24,076,120

United Kingdom - 23.4%
AstraZeneca PLC (United Kingdom)	93,231	6,003,196
Aviva PLC	485,420	3,347,829
BAE Systems PLC	356,529	2,636,836
Barclays PLC	1,279,796	3,424,573
BP PLC sponsored ADR	220,945	7,151,990
Bunzl PLC	117,164	3,134,438
Compass Group PLC	202,239	3,480,510
HSBC Holdings PLC sponsored ADR (a)	160,371	5,677,133
Imperial Tobacco Group PLC	106,063	5,742,850
Informa PLC	290,336	2,640,476
ITV PLC	1,026,096	3,922,635
Liberty Global PLC:
Class A (b)	27,500	946,275
LiLAC Class A (b)	7,000	246,400
Lloyds Banking Group PLC	4,610,300	4,319,198
Micro Focus International PLC	67,200	1,331,041
National Grid PLC	321,950	4,535,861
Prudential PLC	75,192	1,477,236
Rio Tinto PLC	175,008	4,291,506
Royal Dutch Shell PLC Class B (United Kingdom)	109,782	2,391,924
Vodafone Group PLC sponsored ADR	179,958	5,794,648

TOTAL UNITED KINGDOM		72,496,555

United States of America - 3.9%
Altria Group, Inc.	36,300	2,218,293
Chevron Corp.	25,000	2,161,750
Constellation Brands, Inc. Class A (sub. vtg.)	24,800	3,781,504
Edgewell Personal Care Co. (b)	13,300	984,333
McGraw Hill Financial, Inc.	23,200	1,972,464
ResMed, Inc. CDI	177,724	1,027,353

TOTAL UNITED STATES OF AMERICA		12,145,697

TOTAL COMMON STOCKS
(Cost $321,550,835)		300,336,300

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Volkswagen AG
(Cost $2,112,685)	9,931	1,156,480

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.38% (c)	8,191,543	8,191,543
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	7,147,645	7,147,645
TOTAL MONEY MARKET FUNDS
(Cost $15,339,188)		15,339,188
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $339,002,708)		316,831,968
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(7,102,536)
NET ASSETS - 100%		$309,729,432

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,941
Fidelity Securities Lending Cash Central Fund	29,123
Total	$33,064

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,210,295	$1,192,675	$43,017,620	$--
Consumer Staples	27,808,745	6,984,130	20,824,615	--
Energy	23,319,229	11,496,651	11,822,578	--
Financials	76,036,560	8,730,498	67,306,062	--
Health Care	48,477,718	11,011,743	37,465,975	--
Industrials	24,236,154	--	24,236,154	--
Information Technology	12,407,898	--	12,407,898	--
Materials	13,170,170	1,191,808	11,978,362	--
Telecommunication Services	20,614,869	5,794,648	14,820,221	--
Utilities	11,211,142	--	11,211,142	--
Money Market Funds	15,339,188	15,339,188	--	--
Total Investments in Securities:	$316,831,968	$61,741,341	$255,090,627	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$64,797,372
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $339,460,188. Net unrealized depreciation aggregated $22,628,220, of which $15,901,144 related to appreciated investment securities and $38,529,364 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Overseas Fund

January 31, 2016

OVE-QTLY-0316
1.813070.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 2.3%
Amcor Ltd.	3,751,449	$35,773,685
Ansell Ltd.	527,656	7,583,335
Aub Group Ltd.	2,943,429	17,870,978
Australia & New Zealand Banking Group Ltd.	1,452,585	25,215,423
Flight Centre Travel Group Ltd. (a)	702,512	19,632,565
Life Healthcare Group Ltd.	1,667,758	3,414,168

TOTAL AUSTRALIA		109,490,154

Austria - 0.4%
Andritz AG	380,700	17,701,937
Bailiwick of Jersey - 2.2%
Regus PLC	5,699,270	24,092,559
Sanne Group PLC	989,300	5,247,185
Wolseley PLC	557,005	27,631,160
WPP PLC	2,177,633	47,358,079

TOTAL BAILIWICK OF JERSEY		104,328,983

Belgium - 2.1%
Anheuser-Busch InBev SA NV	489,612	61,576,789
KBC Groep NV	636,030	36,448,842

TOTAL BELGIUM		98,025,631

Canada - 0.9%
Constellation Software, Inc.	64,400	23,444,928
Open Text Corp.	353,900	17,314,802

TOTAL CANADA		40,759,730

Cayman Islands - 0.1%
Lifestyle International Holdings Ltd.	5,420,000	6,709,693
Denmark - 0.4%
NNIT A/S	818,830	20,552,192
France - 7.3%
ALTEN	361,400	20,342,416
Amundi SA (b)	579,200	24,260,635
AXA SA	1,324,100	32,722,132
Christian Dior SA	137,297	23,220,577
Ipsen SA	200,400	11,550,982
Publicis Groupe SA	521,900	31,306,342
Sanofi SA	901,977	75,009,016
Sodexo SA	326,500	31,976,908
Total SA	1,618,300	71,886,381
Zodiac Aerospace (a)	1,239,211	25,841,270

TOTAL FRANCE		348,116,659

Germany - 6.6%
adidas AG	484,700	49,910,826
Axel Springer Verlag AG	214,757	11,182,927
Bayer AG	623,197	70,138,504
CompuGroup Medical AG	466,300	18,753,673
Continental AG	133,400	27,993,633
Deutsche Post AG	1,039,532	25,194,929
Fresenius SE & Co. KGaA	762,500	50,597,866
mutares AG	422,100	7,954,237
SAP AG	695,417	55,414,265

TOTAL GERMANY		317,140,860

Hong Kong - 1.6%
AIA Group Ltd.	9,268,400	51,527,354
Techtronic Industries Co. Ltd.	7,011,500	26,603,048

TOTAL HONG KONG		78,130,402

Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	25,942,800	21,395,745
Ireland - 2.9%
Accenture PLC Class A	258,600	27,292,644
DCC PLC (United Kingdom)	307,600	23,747,650
Kerry Group PLC Class A	511,164	41,681,717
Medtronic PLC	394,800	29,973,216
United Drug PLC (United Kingdom)	2,088,200	15,609,472

TOTAL IRELAND		138,304,699

Isle of Man - 0.4%
Playtech Ltd.	1,856,301	20,399,850
Israel - 1.6%
Frutarom Industries Ltd.	534,972	26,945,797
Teva Pharmaceutical Industries Ltd. sponsored ADR	768,700	47,259,676

TOTAL ISRAEL		74,205,473

Italy - 2.0%
DiaSorin S.p.A.	420,800	22,147,718
Mediaset SpA	6,103,900	20,490,352
OVS (b)	3,160,200	19,286,496
Recordati SpA	933,500	23,136,948
Reply SpA	90,048	11,828,554

TOTAL ITALY		96,890,068

Japan - 17.9%
ACOM Co. Ltd. (b)	3,029,600	13,766,958
Ai Holdings Corp.	1,052,300	25,705,018
Arc Land Sakamoto Co. Ltd.	524,500	11,078,211
Astellas Pharma, Inc.	3,375,600	46,740,458
Bridgestone Corp.	910,500	33,171,305
Broadleaf Co. Ltd.	529,900	4,901,803
Casio Computer Co. Ltd. (a)	1,156,800	22,445,530
Daito Trust Construction Co. Ltd.	284,400	36,157,471
Dentsu, Inc.	611,100	32,477,663
Fukuda Denshi Co. Ltd.	147,200	7,324,177
GMO Internet, Inc.	1,223,400	15,158,879
Hoya Corp.	1,216,000	46,940,374
Iriso Electronics Co. Ltd. (a)	276,500	13,280,023
Japan Tobacco, Inc.	1,212,000	47,466,465
KDDI Corp.	1,591,100	40,290,804
Keyence Corp.	58,490	27,600,596
Konica Minolta, Inc.	1,456,300	12,275,121
Leopalace21 Corp. (b)	1,802,900	9,985,542
Makita Corp.	479,500	26,989,474
Meitec Corp.	452,300	15,246,058
Miraca Holdings, Inc.	492,300	20,316,921
Misumi Group, Inc.	1,764,400	21,577,148
Nakanishi, Inc.	574,300	22,437,319
NGK Spark Plug Co. Ltd.	1,418,800	33,521,160
Nitori Holdings Co. Ltd.	285,700	23,206,223
OBIC Co. Ltd.	431,900	22,372,374
Olympus Corp.	1,181,900	46,086,852
ORIX Corp.	2,574,400	36,408,363
Roland DG Corp.	298,900	5,928,328
Shinsei Bank Ltd.	13,723,000	21,448,599
Ship Healthcare Holdings, Inc.	818,900	19,563,663
SoftBank Corp.	441,600	19,446,083
Software Service, Inc.	108,400	3,615,176
Sundrug Co. Ltd.	410,900	27,221,759
Tsuruha Holdings, Inc.	336,600	27,932,678
VT Holdings Co. Ltd.	3,170,300	18,592,899

TOTAL JAPAN		858,677,475

Luxembourg - 0.8%
Eurofins Scientific SA	52,259	17,144,304
Grand City Properties SA	1,046,905	21,690,179

TOTAL LUXEMBOURG		38,834,483

Netherlands - 2.1%
Altice NV Class A (b)	1,591,222	22,948,599
Arcadis NV	772,600	10,360,607
IMCD Group BV	812,300	28,796,593
ING Groep NV (Certificaten Van Aandelen)	3,525,900	40,168,074

TOTAL NETHERLANDS		102,273,873

New Zealand - 0.4%
EBOS Group Ltd.	2,276,701	19,843,778
Norway - 0.4%
Telenor ASA	1,083,200	17,669,412
Portugal - 0.5%
NOS SGPS SA	3,437,200	24,943,516
South Africa - 0.1%
EOH Holdings Ltd.	731,981	6,207,257
Spain - 0.8%
Amadeus IT Holding SA Class A	887,200	36,232,128
Sweden - 3.6%
Alfa Laval AB	847,000	14,603,263
HEXPOL AB (B Shares)	2,850,100	25,291,149
Nordea Bank AB	3,919,200	39,465,181
Svenska Cellulosa AB (SCA) (B Shares)	1,574,300	46,658,555
Svenska Handelsbanken AB (A Shares)	1,839,300	23,142,812
Swedbank AB (A Shares)	1,059,100	22,212,307

TOTAL SWEDEN		171,373,267

Switzerland - 8.1%
Credit Suisse Group AG	2,193,804	38,864,058
DKSH Holding AG	268,967	16,561,680
EFG International	1,489,897	13,081,073
Nestle SA	1,543,139	113,686,790
Novartis AG	1,236,681	95,809,943
Sika AG	8,220	29,416,408
Syngenta AG (Switzerland)	88,162	32,462,596
UBS Group AG	2,831,096	46,784,349

TOTAL SWITZERLAND		386,666,897

Taiwan - 0.5%
King's Town Bank	12,292,899	7,743,294
Taiwan Semiconductor Manufacturing Co. Ltd.	4,091,000	17,533,774

TOTAL TAIWAN		25,277,068

United Kingdom - 24.4%
Aberdeen Asset Management PLC	3,270,700	11,528,761
Aldermore Group PLC	4,423,800	13,702,030
Aon PLC	216,100	18,980,063
Ashmore Group PLC (a)	4,370,900	13,745,328
Barclays PLC	9,534,646	25,513,510
British American Tobacco PLC (United Kingdom)	814,400	45,381,215
BT Group PLC	8,379,700	58,319,425
Capita Group PLC	1,635,600	27,531,707
Cineworld Group PLC	3,347,783	24,158,053
Close Brothers Group PLC	1,273,800	23,469,473
Compass Group PLC	2,229,200	38,364,276
Dechra Pharmaceuticals PLC	474,295	6,774,802
Diageo PLC	1,781,860	47,970,416
Diploma PLC	1,954,703	18,724,454
Elementis PLC	4,604,700	14,141,367
Essentra PLC	2,123,343	22,313,819
Exova Group Ltd. PLC	5,645,035	10,553,769
Hikma Pharmaceuticals PLC	740,632	21,377,418
Hilton Food Group PLC	1,129,369	8,434,434
Howden Joinery Group PLC	4,888,300	35,013,560
IMI PLC	1,164,999	13,452,424
Intertek Group PLC	475,000	19,252,223
ITV PLC	9,975,700	38,135,841
James Fisher and Sons PLC	945,156	14,632,200
John Wood Group PLC	2,002,796	18,512,567
Lloyds Banking Group PLC	58,198,800	54,524,025
London Stock Exchange Group PLC	1,179,645	41,770,511
Micro Focus International PLC	1,200,900	23,786,421
New Melrose Industries PLC	965,385	4,115,824
Next PLC	244,900	24,273,639
Prudential PLC	2,689,208	52,832,678
Reckitt Benckiser Group PLC	548,300	48,766,398
Rio Tinto PLC	885,800	21,721,385
Rolls-Royce Group PLC	1,834,566	14,593,151
Rotork PLC	3,131,522	7,667,280
SABMiller PLC	536,700	32,139,136
Schroders PLC	896,500	35,027,407
Senior Engineering Group PLC	4,641,300	14,521,819
Shawbrook Group PLC	4,213,586	17,843,680
Sinclair Pharma PLC (b)	10,370,587	5,874,535
Softcat PLC (b)	4,524,200	22,049,720
Spectris PLC	567,900	12,864,279
Spirax-Sarco Engineering PLC	399,510	17,437,490
St. James's Place Capital PLC	3,516,205	48,141,514
The Restaurant Group PLC	3,095,000	23,579,269
Vodafone Group PLC	7,625,732	24,511,788
Whitbread PLC	509,228	29,184,023

TOTAL UNITED KINGDOM		1,167,209,107

United States of America - 5.3%
Alphabet, Inc. Class C	48,893	36,325,054
Cognizant Technology Solutions Corp. Class A (b)	457,300	28,951,663
Fidelity National Information Services, Inc.	453,700	27,099,501
McGraw Hill Financial, Inc.	463,700	39,423,774
McKesson Corp.	119,817	19,288,141
MSCI, Inc. Class A	538,700	37,084,108
Polaris Industries, Inc. (a)	245,700	18,142,488
PPG Industries, Inc.	286,400	27,242,368
Verisk Analytics, Inc. (b)	305,400	22,294,200

TOTAL UNITED STATES OF AMERICA		255,851,297

TOTAL COMMON STOCKS
(Cost $4,536,470,440)		4,603,211,634

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA	437,100	46,442,588
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (b)	170,064,268	242,325
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $41,706,095)		46,684,913

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.38% (c)	160,929,909	160,929,909
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	77,065,341	77,065,341
TOTAL MONEY MARKET FUNDS
(Cost $237,995,250)		237,995,250
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $4,816,171,785)		4,887,891,797
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(98,820,644)
NET ASSETS - 100%		$4,789,071,153

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$110,086
Fidelity Securities Lending Cash Central Fund	582,685
Total	$692,771

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$768,907,701	$18,142,488	$750,765,213	$--
Consumer Staples	595,358,940	--	595,358,940	--
Energy	105,031,148	--	105,031,148	--
Financials	1,027,147,653	95,487,945	931,659,708	--
Health Care	794,864,627	116,364,811	678,499,816	--
Industrials	448,730,994	22,536,525	426,194,469	--
Information Technology	514,309,398	160,428,592	353,880,806	--
Materials	235,308,574	54,188,165	181,120,409	--
Telecommunication Services	160,237,512	--	160,237,512	--
Money Market Funds	237,995,250	237,995,250	--	--
Total Investments in Securities:	$4,887,891,797	$705,143,776	$4,182,748,021	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,650,577,439
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $4,816,220,253. Net unrealized appreciation aggregated $71,671,544, of which $518,887,424 related to appreciated investment securities and $447,215,880 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

January 31, 2016

EMF-QTLY-0316
1.813065.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Argentina - 0.8%
Banco Macro SA sponsored ADR (a)	215,500	$13,785,535
Grupo Financiero Galicia SA sponsored ADR (b)	408,383	11,144,772

TOTAL ARGENTINA		24,930,307

Australia - 0.9%
Amcor Ltd.	1,413,962	13,483,492
Sydney Airport unit	3,474,438	16,360,767

TOTAL AUSTRALIA		29,844,259

Bailiwick of Jersey - 0.1%
Integrated Diagnostics Holdings PLC (a)	1,004,632	4,820,847
Belgium - 0.4%
Anheuser-Busch InBev SA NV	110,700	13,922,352
Bermuda - 1.9%
Axalta Coating Systems (a)	390,543	9,298,829
China Gas Holdings Ltd.	11,596,000	14,814,376
China Resource Gas Group Ltd.	5,875,000	14,660,560
Credicorp Ltd. (United States)	211,532	21,440,884

TOTAL BERMUDA		60,214,649

Brazil - 4.3%
BB Seguridade Participacoes SA	3,087,320	17,853,321
Cetip SA - Mercados Organizado	1,764,400	16,868,507
Cielo SA	2,477,612	20,980,229
Kroton Educacional SA	7,634,660	16,224,464
Qualicorp SA	4,570,200	15,413,770
Smiles SA	2,167,100	15,430,524
Ultrapar Participacoes SA	1,350,000	20,041,752
Weg SA	4,537,790	17,539,435

TOTAL BRAZIL		140,352,002

British Virgin Islands - 0.6%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	827,800	18,022,174
Cayman Islands - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	728,000	48,797,840
Baidu.com, Inc. sponsored ADR (a)	226,500	36,980,655
ENN Energy Holdings Ltd.	3,560,000	16,052,194
Fu Shou Yuan International Group Ltd. (b)	21,161,000	15,226,587
NetEase, Inc. sponsored ADR	119,800	18,705,572
New Oriental Education & Technology Group, Inc. sponsored ADR	520,200	16,339,482
Shenzhou International Group Holdings Ltd.	3,441,000	18,451,042
TAL Education Group ADR (a)(b)	369,000	17,700,930
Tencent Holdings Ltd.	6,122,100	115,014,058

TOTAL CAYMAN ISLANDS		303,268,360

China - 5.2%
Beijing Capital International Airport Co. Ltd. (H Shares)	16,452,000	14,946,395
China Pacific Insurance (Group) Co. Ltd. (H Shares)	6,949,000	24,520,594
Inner Mongoli Yili Industries Co. Ltd.	6,290,108	12,842,122
Jiangsu Hengrui Medicine Co. Ltd.	2,121,471	14,249,642
Kweichow Moutai Co. Ltd.	523,692	16,067,300
PICC Property & Casualty Co. Ltd. (H Shares)	11,490,783	19,655,622
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,989,500	36,197,602
Shanghai International Airport Co. Ltd.	3,738,100	14,809,532
Weifu High-Technology Co. Ltd. (B Shares)	1,022,407	2,006,171
Zhengzhou Yutong Bus Co. Ltd.	4,986,250	14,243,999

TOTAL CHINA		169,538,979

Denmark - 0.5%
Novo Nordisk A/S Series B sponsored ADR	272,900	15,246,923
France - 0.9%
Hermes International SCA	43,300	14,731,238
LVMH Moet Hennessy - Louis Vuitton SA	91,652	14,741,902

TOTAL FRANCE		29,473,140

Germany - 0.9%
Bayer AG	120,600	13,573,081
Wirecard AG (b)	302,763	15,310,978

TOTAL GERMANY		28,884,059

Hong Kong - 2.0%
AIA Group Ltd.	2,766,800	15,381,930
CSPC Pharmaceutical Group Ltd.	17,974,000	15,200,934
Guangdong Investment Ltd.	12,997,000	16,628,919
Techtronic Industries Co. Ltd.	4,265,000	16,182,272

TOTAL HONG KONG		63,394,055

India - 12.9%
Adani Ports & Special Economic Zone (a)	5,490,903	17,312,314
Amara Raja Batteries Ltd. (a)	1,109,202	13,774,245
Asian Paints India Ltd.	1,383,651	17,809,566
Axis Bank Ltd. (a)	2,285,820	13,866,442
Bharti Infratel Ltd.	2,992,406	16,025,443
Colgate-Palmolive (India)	1,145,880	14,527,376
GlaxoSmithKline Consumer Healthcare Ltd. (a)	169,685	14,616,775
HCL Technologies Ltd.	1,768,035	22,681,799
HDFC Bank Ltd. (a)	855,782	15,604,518
Hindustan Unilever Ltd.	1,812,066	21,892,456
Housing Development Finance Corp. Ltd.	2,305,800	40,363,497
IndusInd Bank Ltd.	1,062,557	14,628,870
ITC Ltd.	5,274,474	25,010,205
LIC Housing Finance Ltd. (a)	2,425,539	17,188,005
Lupin Ltd.	759,027	19,223,924
Maruti Suzuki India Ltd. (a)	327,201	19,830,555
Power Grid Corp. of India Ltd.	7,383,665	16,144,419
Sun Pharmaceutical Industries Ltd.	2,291,037	29,654,854
Tata Consultancy Services Ltd.	920,214	32,549,611
Titan Co. Ltd. (a)	2,900,773	15,642,906
Zee Entertainment Enterprises Ltd.	3,009,830	18,733,738

TOTAL INDIA		417,081,518

Indonesia - 4.4%
PT ACE Hardware Indonesia Tbk	280,235,600	16,375,081
PT Bank Central Asia Tbk	27,907,600	26,758,964
PT Bank Rakyat Indonesia Tbk	30,039,600	24,774,490
PT Kalbe Farma Tbk	170,851,800	16,705,593
PT Matahari Department Store Tbk	15,562,200	18,269,838
PT Media Nusantara Citra Tbk	107,096,800	9,368,970
PT Surya Citra Media Tbk	81,575,700	16,166,823
PT Tower Bersama Infrastructure Tbk (a)	31,912,000	14,735,398

TOTAL INDONESIA		143,155,157

Isle of Man - 0.4%
Playtech Ltd.	1,285,674	14,128,935
Israel - 0.9%
Check Point Software Technologies Ltd. (a)	181,500	14,304,015
Frutarom Industries Ltd.	15,400	775,677
Teva Pharmaceutical Industries Ltd. sponsored ADR	235,200	14,460,096

TOTAL ISRAEL		29,539,788

Kenya - 0.5%
Safaricom Ltd.	100,105,900	14,810,590
Korea (South) - 5.5%
AMOREPACIFIC Corp.	77,523	26,222,349
AMOREPACIFIC Group, Inc.	136,165	16,938,791
BGFretail Co. Ltd.	106,159	18,983,442
Coway Co. Ltd.	239,887	19,589,990
KEPCO Plant Service & Engineering Co. Ltd.	206,636	17,099,960
KT&G Corp.	37,995	3,265,438
LG Chemical Ltd.	102,797	25,526,849
LG Household & Health Care Ltd.	27,069	22,393,160
NAVER Corp.	52,560	27,502,019

TOTAL KOREA (SOUTH)		177,521,998

Luxembourg - 0.5%
Eurofins Scientific SA	47,480	15,576,486
Mexico - 7.2%
Banregio Grupo Financiero S.A.B. de CV	2,857,515	13,421,273
Fomento Economico Mexicano S.A.B. de CV unit	3,343,367	31,670,074
Gruma S.A.B. de CV Series B	1,168,600	17,705,133
Grupo Aeroportuario del Pacifico SA de CV Series B	2,103,257	17,665,376
Grupo Aeroportuario del Sureste SA de CV Series B	1,329,085	18,169,102
Grupo Aeroportuario Norte S.A.B. de CV	3,677,600	17,110,869
Grupo Financiero Banorte S.A.B. de CV Series O	5,242,400	27,351,150
Grupo GICSA SA de CV (a)	15,378,503	12,709,612
Infraestructura Energetica Nova S.A.B. de CV	3,369,600	13,188,400
Kimberly-Clark de Mexico SA de CV Series A	7,159,700	17,115,937
Megacable Holdings S.A.B. de CV unit	4,248,052	15,572,658
Promotora y Operadora de Infraestructura S.A.B. de CV	1,485,200	16,971,375
Tenedora Nemak SA de CV	12,221,200	15,537,808

TOTAL MEXICO		234,188,767

Netherlands - 0.3%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(c)	2,723,000	11,114,712
Philippines - 4.8%
Ayala Corp.	1,298,030	18,566,982
Ayala Land, Inc.	31,193,400	20,676,149
D&L Industries, Inc.	61,338,700	10,457,919
GT Capital Holdings, Inc.	603,700	16,394,731
International Container Terminal Services, Inc.	12,652,070	16,186,373
Jollibee Food Corp.	3,667,160	15,830,334
SM Investments Corp.	1,135,422	19,835,110
SM Prime Holdings, Inc.	45,568,000	20,359,160
Universal Robina Corp.	4,296,790	17,456,579

TOTAL PHILIPPINES		155,763,337

Russia - 0.9%
Magnit OJSC (a)	157,236	24,002,298
NOVATEK OAO GDR (Reg. S)	74,600	6,483,206

TOTAL RUSSIA		30,485,504

South Africa - 6.6%
Aspen Pharmacare Holdings Ltd.	1,107,190	18,850,109
Bidvest Group Ltd.	1,008,698	23,293,973
Discovery Ltd.	2,366,585	19,293,630
FirstRand Ltd.	8,842,800	25,086,011
Mr Price Group Ltd.	1,771,188	18,279,354
Naspers Ltd. Class N	539,712	68,205,090
Sanlam Ltd.	5,699,100	20,985,922
Woolworths Holdings Ltd.	3,211,300	19,000,521

TOTAL SOUTH AFRICA		212,994,610

Spain - 0.5%
Amadeus IT Holding SA Class A	364,100	14,869,384
Switzerland - 0.4%
Sika AG	3,880	13,885,117
Taiwan - 6.2%
Advantech Co. Ltd.	2,468,000	14,755,347
ECLAT Textile Co. Ltd.	1,252,000	17,757,174
ECLAT Textile Co. Ltd. rights 2/16/16	29,288	132,479
Giant Manufacturing Co. Ltd.	2,368,000	15,564,158
Largan Precision Co. Ltd.	312,000	22,289,306
Merida Industry Co. Ltd.	3,098,600	13,641,119
Taiwan Semiconductor Manufacturing Co. Ltd.	27,557,000	118,107,597

TOTAL TAIWAN		202,247,180

Thailand - 1.7%
Airports of Thailand PCL (For. Reg.)	2,105,800	22,415,922
Bangkok Dusit Medical Services PCL (For. Reg.)	27,569,600	17,059,504
Thai Beverage PCL	31,441,400	15,050,123

TOTAL THAILAND		54,525,549

Turkey - 2.3%
Bim Birlesik Magazalar A/S JSC	932,000	15,754,067
Koc Holding A/S	4,347,000	17,384,470
TAV Havalimanlari Holding A/S	1,304,319	7,722,825
Tofas Turk Otomobil Fabrikasi A/S	2,303,731	15,885,112
Tupras Turkiye Petrol Rafinelleri A/S (a)	677,000	17,156,347

TOTAL TURKEY		73,902,821

United Arab Emirates - 0.5%
DP World Ltd.	1,025,536	17,793,050
United Kingdom - 2.8%
British American Tobacco PLC (United Kingdom)	264,200	14,722,148
Hikma Pharmaceuticals PLC	505,155	14,580,669
InterContinental Hotel Group PLC	383,700	12,609,331
NMC Health PLC	1,274,000	17,696,019
Prudential PLC	745,460	14,645,445
Unilever PLC	342,600	15,062,338

TOTAL UNITED KINGDOM		89,315,950

United States of America - 8.4%
A.O. Smith Corp.	212,700	14,857,095
Alphabet, Inc. Class C	20,845	15,486,793
Amazon.com, Inc. (a)	23,400	13,735,800
China Biologic Products, Inc. (a)	116,878	14,991,941
Ecolab, Inc.	131,700	14,206,479
Facebook, Inc. Class A (a)	130,500	14,643,405
International Flavors & Fragrances, Inc.	128,010	14,972,050
MasterCard, Inc. Class A	158,500	14,111,255
McGraw Hill Financial, Inc.	172,200	14,640,444
MercadoLibre, Inc. (b)	145,900	14,333,216
Mettler-Toledo International, Inc. (a)	46,680	14,603,838
Moody's Corp.	164,500	14,663,530
MSCI, Inc. Class A	187,000	12,873,080
NIKE, Inc. Class B	223,600	13,865,436
Philip Morris International, Inc.	154,700	13,924,547
PPG Industries, Inc.	153,656	14,615,759
Sherwin-Williams Co.	59,200	15,135,664
The Walt Disney Co.	129,900	12,447,018
Visa, Inc. Class A	199,300	14,845,857

TOTAL UNITED STATES OF AMERICA		272,953,207

TOTAL COMMON STOCKS
(Cost $3,093,494,428)		3,097,765,766

Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Ambev SA sponsored ADR
(Cost $54,507,075)	7,770,480	36,288,142

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.38% (d)	41,882,752	41,882,752
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	32,835,030	32,835,030
TOTAL MONEY MARKET FUNDS
(Cost $74,717,782)		74,717,782
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $3,222,719,285)		3,208,771,690
NET OTHER ASSETS (LIABILITIES) - 1.0%		32,831,371
NET ASSETS - 100%		$3,241,603,061

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,114,712 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,694
Fidelity Securities Lending Cash Central Fund	64,002
Total	$100,696

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$549,075,905	$152,739,232	$396,336,673	$--
Consumer Staples	425,433,152	132,457,900	292,975,252	--
Energy	43,681,305	37,198,099	6,483,206	--
Financials	592,815,384	176,752,108	416,063,276	--
Health Care	271,908,230	74,716,568	197,191,662	--
Industrials	335,492,187	145,213,597	190,278,590	--
Information Technology	628,420,045	213,188,837	415,231,208	--
Materials	150,167,401	69,004,458	81,162,943	--
Telecommunication Services	45,571,431	14,810,590	30,760,841	--
Utilities	91,488,868	13,188,400	78,300,468	--
Money Market Funds	74,717,782	74,717,782	--	--
Total Investments in Securities:	$3,208,771,690	$1,103,987,571	$2,104,784,119	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$580,214,788
Level 2 to Level 1	$18,458,439

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $3,249,402,091. Net unrealized depreciation aggregated $40,630,401, of which $295,979,811 related to appreciated investment securities and $336,610,212 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Canada Fund

January 31, 2016

CAN-QTLY-0316
1.813011.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Media - 1.2%
Corus Entertainment, Inc. rights 10/3/16(a)(b)	501,600	$3,222,500
DHX Media Ltd.	587,200	3,302,974
Quebecor, Inc. Class B (sub. vtg.)	307,100	7,782,176
		14,307,650
Specialty Retail - 0.9%
AutoCanada, Inc. (c)	188,500	2,674,980
RONA, Inc.	821,000	7,208,437
		9,883,417
Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear, Inc.	440,890	11,128,468

TOTAL CONSUMER DISCRETIONARY		35,319,535

CONSUMER STAPLES - 9.9%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	58,000	5,247,840
Food & Staples Retailing - 8.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	715,100	31,127,702
George Weston Ltd.	359,200	27,694,476
Jean Coutu Group, Inc. Class A (sub. vtg.)	485,700	6,826,635
Metro, Inc. Class A (sub. vtg.)	490,095	14,486,997
North West Co., Inc.	583,300	12,711,934
		92,847,744
Food Products - 0.3%
AGT Food & Ingredients, Inc.	142,600	3,574,925
Personal Products - 0.4%
Edgewell Personal Care Co. (a)	59,400	4,396,194
Tobacco - 0.5%
Imperial Tobacco Group PLC	100,352	5,433,624

TOTAL CONSUMER STAPLES		111,500,327

ENERGY - 19.1%
Energy Equipment & Services - 1.4%
Canadian Energy Services & Technology Corp.	1,335,600	3,727,744
Pason Systems, Inc.	502,600	6,432,735
ZCL Composites, Inc.	1,052,400	5,348,767
		15,509,246
Oil, Gas & Consumable Fuels - 17.7%
ARC Resources Ltd. (c)	850,300	11,429,188
Canadian Natural Resources Ltd.	413,898	8,860,590
Cenovus Energy, Inc.	746,500	9,197,366
Enbridge, Inc.	1,077,900	37,440,655
Imperial Oil Ltd.	674,600	20,682,468
Keyera Corp.	315,704	8,653,747
Painted Pony Petroleum Ltd. (a)	994,400	2,981,283
Paramount Resources Ltd. Class A (a)(c)	385,100	1,264,516
Parkland Fuel Corp.	378,100	5,991,734
Peyto Exploration & Development Corp.	445,400	9,579,486
PrairieSky Royalty Ltd. (c)	595,529	8,476,585
Raging River Exploration, Inc. (a)	851,800	5,441,937
Seven Generations Energy Ltd. (a)	241,800	2,720,228
Spartan Energy Corp. (a)	3,000,800	5,419,390
Suncor Energy, Inc.	2,325,500	55,078,942
Whitecap Resources, Inc.	1,008,500	5,514,391
		198,732,506

TOTAL ENERGY		214,241,752

FINANCIALS - 33.3%
Banks - 21.5%
Bank of Nova Scotia	445,700	18,258,779
National Bank of Canada	524,900	14,976,267
Royal Bank of Canada	2,075,800	107,501,813
The Toronto-Dominion Bank	2,643,500	100,294,115
		241,030,974
Capital Markets - 0.8%
AGF Management Ltd. Class B (non-vtg.)	355,200	1,194,227
Ashmore Group PLC (c)	1,217,600	3,829,031
CI Financial Corp.	139,100	3,072,135
Uranium Participation Corp. (a)	359,600	1,301,429
		9,396,822
Insurance - 9.4%
Fairfax Financial Holdings Ltd. (sub. vtg.)	34,800	17,918,187
Intact Financial Corp.	300,925	18,043,900
Power Corp. of Canada (sub. vtg.)	1,277,000	27,082,354
Sun Life Financial, Inc.	1,494,300	42,858,858
		105,903,299
Real Estate Investment Trusts - 1.6%
Allied Properties (REIT)	405,500	9,638,911
H&R REIT/H&R Finance Trust	589,100	7,926,715
		17,565,626

TOTAL FINANCIALS		373,896,721

HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 0.2%
Novadaq Technologies, Inc. (a)	142,687	1,570,984
Pharmaceuticals - 2.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	80,000	4,918,400
Valeant Pharmaceuticals International, Inc. (Canada) (a)	302,321	27,838,824
		32,757,224

TOTAL HEALTH CARE		34,328,208

INDUSTRIALS - 7.7%
Airlines - 0.5%
WestJet Airlines Ltd.	367,000	4,956,557
Professional Services - 0.6%
Stantec, Inc.	290,800	7,086,810
Road & Rail - 6.6%
Canadian National Railway Co.	1,107,400	60,037,854
Canadian Pacific Railway Ltd.	58,600	7,044,214
TransForce, Inc.	450,000	6,745,664
		73,827,732

TOTAL INDUSTRIALS		85,871,099

INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Components - 0.2%
Avigilon Corp. (a)(c)	268,100	2,507,038
IT Services - 1.4%
CGI Group, Inc. Class A (sub. vtg.) (a)	374,500	16,050,382
Software - 2.4%
Constellation Software, Inc.	33,700	12,268,542
Open Text Corp.	291,114	14,242,954
		26,511,496

TOTAL INFORMATION TECHNOLOGY		45,068,916

MATERIALS - 10.7%
Chemicals - 2.8%
Agrium, Inc.	189,700	16,563,712
LyondellBasell Industries NV Class A	35,200	2,744,544
Methanex Corp.	140,700	3,750,259
Monsanto Co.	50,700	4,593,420
Potash Corp. of Saskatchewan, Inc.	266,700	4,348,225
		32,000,160
Containers & Packaging - 1.3%
CCL Industries, Inc. Class B	69,300	9,769,969
Winpak Ltd.	143,100	4,575,237
		14,345,206
Metals & Mining - 5.5%
Agnico Eagle Mines Ltd. (Canada)	414,000	12,270,169
Continental Gold, Inc. (a)	923,000	1,021,236
Goldcorp, Inc.	465,000	5,297,594
Labrador Iron Ore Royalty Corp. (c)	368,800	2,337,743
Lundin Mining Corp. (a)	2,500,100	6,192,695
Randgold Resources Ltd.	136,964	9,720,386
Silver Wheaton Corp.	934,200	11,009,809
Tahoe Resources, Inc.	712,600	5,534,362
Teck Resources Ltd. Class B (sub. vtg.) (c)	803,500	2,999,718
Torex Gold Resources, Inc. (a)	5,334,400	4,797,876
		61,181,588
Paper & Forest Products - 1.1%
Stella-Jones, Inc.	161,700	4,885,974
West Fraser Timber Co. Ltd.	204,700	7,035,695
		11,921,669

TOTAL MATERIALS		119,448,623

TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 3.1%
TELUS Corp.	1,133,700	34,318,859
Wireless Telecommunication Services - 3.5%
Rogers Communications, Inc. Class B (non-vtg.)	1,146,900	39,272,463

TOTAL TELECOMMUNICATION SERVICES		73,591,322

UTILITIES - 0.2%
Electric Utilities - 0.2%
Hydro One Ltd. (a)	158,100	2,509,918
TOTAL COMMON STOCKS
(Cost $1,054,212,138)		1,095,776,421

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.38% (d)	22,100,766	22,100,766
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	22,093,733	22,093,733
TOTAL MONEY MARKET FUNDS
(Cost $44,194,499)		44,194,499
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $1,098,406,637)		1,139,970,920
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(18,664,290)
NET ASSETS - 100%		$1,121,306,630

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,222,500 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Corus Entertainment, Inc. rights 10/3/16	1/27/16	$3,200,794

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,709
Fidelity Securities Lending Cash Central Fund	543,128
Total	$560,837

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$35,319,535	$32,097,035	$3,222,500	$--
Consumer Staples	111,500,327	106,066,703	5,433,624	--
Energy	214,241,752	214,241,752	--	--
Financials	373,896,721	370,067,690	3,829,031	--
Health Care	34,328,208	34,328,208	--	--
Industrials	85,871,099	85,871,099	--	--
Information Technology	45,068,916	45,068,916	--	--
Materials	119,448,623	109,728,237	9,720,386	--
Telecommunication Services	73,591,322	73,591,322	--	--
Utilities	2,509,918	2,509,918	--	--
Money Market Funds	44,194,499	44,194,499	--	--
Total Investments in Securities:	$1,139,970,920	$1,117,765,379	$22,205,541	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,106,651,901. Net unrealized appreciation aggregated $33,319,019, of which $218,817,959 related to appreciated investment securities and $185,498,940 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

January 31, 2016

GCS-QTLY-0316
1.879386.106

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Aerospace & Defense - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Group PLC	80,520	$640,501
Chemicals - 30.4%
Commodity Chemicals - 1.0%
Axiall Corp.	32,500	582,725
LyondellBasell Industries NV Class A	15,600	1,216,332
		1,799,057
Diversified Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	13,200	696,432
Eastman Chemical Co.	25,900	1,585,339
		2,281,771
Fertilizers & Agricultural Chemicals - 28.0%
Agrium, Inc.	57,100	4,985,703
CF Industries Holdings, Inc.	168,560	5,056,800
Israel Chemicals Ltd.	94,700	378,484
Monsanto Co.	158,600	14,369,155
OCI NV (a)	36,100	653,317
Potash Corp. of Saskatchewan, Inc.	436,300	7,113,350
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	182,300	2,958,729
Syngenta AG (Switzerland)	26,546	9,774,643
The Mosaic Co.	223,961	5,397,460
Yara International ASA	56,800	2,153,274
		52,840,915
Specialty Chemicals - 0.2%
Ashland, Inc.	4,800	454,848

TOTAL CHEMICALS		57,376,591

Construction Materials - 0.5%
Construction Materials - 0.5%
Eagle Materials, Inc.	17,300	926,242
Containers & Packaging - 1.6%
Paper Packaging - 1.6%
International Paper Co.	22,200	759,462
WestRock Co.	65,859	2,323,506
		3,082,968
Electrical Equipment - 0.4%
Electrical Components & Equipment - 0.4%
SolarCity Corp. (a)	20,500	730,825
Energy Equipment & Services - 0.4%
Oil & Gas Equipment & Services - 0.4%
Amec Foster Wheeler PLC	66,900	396,092
SBM Offshore NV (a)	33,900	447,516
		843,608
Food Products - 3.0%
Agricultural Products - 3.0%
Archer Daniels Midland Co.	55,700	1,968,995
Bunge Ltd.	9,700	601,497
Darling International, Inc. (a)	117,500	1,056,325
First Resources Ltd.	651,300	802,261
Golden Agri-Resources Ltd.	2,114,000	553,772
SLC Agricola SA	160,800	657,705
		5,640,555
Independent Power and Renewable Electricity Producers - 1.1%
Independent Power Producers & Energy Traders - 0.5%
China Resources Power Holdings Co. Ltd.	332,000	564,751
Dynegy, Inc. (a)	37,200	440,448
		1,005,199
Renewable Electricity - 0.6%
Huaneng Renewables Corp. Ltd. (H Shares)	1,724,000	374,816
NextEra Energy Partners LP	24,200	653,158
		1,027,974

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		2,033,173

Machinery - 2.7%
Agricultural & Farm Machinery - 2.0%
AGCO Corp.	12,400	604,748
Deere & Co.	33,500	2,579,835
Jain Irrigation Systems Ltd. (a)	679,803	645,321
		3,829,904
Industrial Machinery - 0.7%
Rexnord Corp. (a)	54,500	892,165
The Weir Group PLC	36,500	451,923
		1,344,088

TOTAL MACHINERY		5,173,992

Metals & Mining - 24.1%
Aluminum - 0.5%
Alcoa, Inc. (b)	131,000	954,990
Diversified Metals & Mining - 10.2%
Anglo American PLC (United Kingdom)	106,051	423,008
BHP Billiton PLC	644,648	6,259,620
Boliden AB	32,700	454,943
First Quantum Minerals Ltd.	152,324	329,461
Freeport-McMoRan, Inc. (b)	85,800	394,680
Glencore Xstrata PLC	1,407,334	1,814,468
Grupo Mexico SA de CV Series B	598,911	1,161,318
Ivanhoe Mines Ltd. (a)	1,036,000	502,877
Korea Zinc Co. Ltd.	1,200	434,742
Mitsubishi Materials Corp.	18,000	55,523
MMC Norilsk Nickel PJSC sponsored ADR	32,300	374,255
Rio Tinto PLC	270,287	6,627,916
South32 Ltd. (a)	545,536	382,902
		19,215,713
Gold - 7.3%
Acacia Mining PLC	151,100	446,432
Agnico Eagle Mines Ltd. (Canada)	34,200	1,013,623
AngloGold Ashanti Ltd. sponsored ADR (a)	45,900	389,232
Argonaut Gold, Inc. (a)	567,800	433,683
B2Gold Corp. (a)	1,296,680	990,397
Barrick Gold Corp.	178,800	1,777,917
Continental Gold, Inc. (a)	399,900	442,462
Franco-Nevada Corp.	21,800	965,275
Goldcorp, Inc.	145,210	1,654,331
New Gold, Inc. (a)	170,300	419,398
Newcrest Mining Ltd. (a)	69,173	650,275
Newmont Mining Corp.	99,300	1,982,028
Premier Gold Mines Ltd. (a)	277,600	493,414
Randgold Resources Ltd. sponsored ADR	21,200	1,499,264
Royal Gold, Inc.	11,000	327,690
Torex Gold Resources, Inc. (a)	445,000	400,243
		13,885,664
Precious Metals & Minerals - 0.3%
Impala Platinum Holdings Ltd. (a)	60,500	126,393
Tahoe Resources, Inc.	55,600	431,814
		558,207
Silver - 0.6%
Silver Wheaton Corp.	89,900	1,059,497
Steel - 5.2%
ArcelorMittal SA Class A unit (b)	111,300	425,166
Hitachi Metals Ltd.	41,700	469,190
Hyundai Steel Co.	16,164	659,353
Kobe Steel Ltd.	450,000	437,290
Nippon Steel & Sumitomo Metal Corp.	98,800	1,770,921
Nucor Corp.	54,500	2,129,315
POSCO	11,861	1,764,273
Steel Dynamics, Inc.	24,900	456,915
SunCoke Energy Partners LP	50,900	366,480
Thyssenkrupp AG	70,400	1,087,768
Voestalpine AG	13,400	352,408
		9,919,079

TOTAL METALS & MINING		45,593,150

Multi-Utilities - 0.2%
Multi-Utilities - 0.2%
E.ON AG	35,573	364,510
Oil, Gas & Consumable Fuels - 29.2%
Coal & Consumable Fuels - 0.4%
Cameco Corp.	45,500	552,470
Coal India Ltd.	55,487	262,633
		815,103
Integrated Oil & Gas - 14.8%
BG Group PLC	89,500	1,354,387
BP PLC	439,900	2,375,558
Cenovus Energy, Inc.	38,200	470,649
Chevron Corp.	88,900	7,687,183
China Petroleum & Chemical Corp. (H Shares)	788,000	445,171
Exxon Mobil Corp.	43,300	3,370,905
Imperial Oil Ltd.	1,900	58,252
Lukoil PJSC sponsored ADR	33,100	1,126,097
Occidental Petroleum Corp.	6,900	474,927
Royal Dutch Shell PLC Class A (United Kingdom)	153,800	3,359,840
Statoil ASA	74,700	1,022,156
Suncor Energy, Inc.	72,232	1,710,799
Total SA	89,500	3,975,673
YPF SA Class D sponsored ADR	26,000	437,840
		27,869,437
Oil & Gas Exploration & Production - 13.8%
Anadarko Petroleum Corp.	76,000	2,970,840
Apache Corp.	32,100	1,365,534
Cabot Oil & Gas Corp.	68,600	1,423,450
Canadian Natural Resources Ltd.	20,300	434,576
Carrizo Oil & Gas, Inc. (a)	4,900	132,937
Cimarex Energy Co.	6,000	558,000
CNOOC Ltd. sponsored ADR (b)	20,300	2,061,871
Cobalt International Energy, Inc. (a)	225,900	856,161
ConocoPhillips Co.	66,600	2,602,728
Continental Resources, Inc. (a)	32,800	692,408
Devon Energy Corp.	53,000	1,478,700
EOG Resources, Inc.	28,100	1,995,662
EQT Corp.	17,200	1,061,928
Hess Corp.	9,700	412,250
Marathon Oil Corp.	59,300	576,989
Memorial Resource Development Corp. (a)	26,800	426,388
Newfield Exploration Co. (a)	19,800	575,586
Noble Energy, Inc.	40,200	1,301,274
NOVATEK OAO GDR (Reg. S)	8,700	756,084
PDC Energy, Inc. (a)	10,900	619,883
Pioneer Natural Resources Co.	3,310	410,275
PrairieSky Royalty Ltd.	41,200	586,429
SM Energy Co. (b)	50,100	700,398
Southwestern Energy Co. (a)(b)	151,300	1,345,057
Tullow Oil PLC (a)	191,700	475,132
Woodside Petroleum Ltd.	13,000	262,007
		26,082,547
Oil & Gas Storage & Transport - 0.2%
Williams Partners LP	15,100	332,502

TOTAL OIL, GAS & CONSUMABLE FUELS		55,099,589

Paper & Forest Products - 3.4%
Forest Products - 0.5%
TFS Corp. Ltd.	362,648	333,455
West Fraser Timber Co. Ltd.	19,200	659,919
		993,374
Paper Products - 2.9%
Empresas CMPC SA	174,200	395,576
Fibria Celulose SA	87,800	967,165
Mondi PLC	147,200	2,399,804
Oji Holdings Corp.	123,000	496,745
Stora Enso Oyj (R Shares)	56,300	458,831
UPM-Kymmene Corp.	38,700	630,687
		5,348,808

TOTAL PAPER & FOREST PRODUCTS		6,342,182

Real Estate Investment Trusts - 0.6%
Specialized REITs - 0.6%
Potlatch Corp.	21,400	617,176
Weyerhaeuser Co.	16,800	430,248
		1,047,424
TOTAL COMMON STOCKS
(Cost $316,278,675)		184,895,310

Nonconvertible Preferred Stocks - 0.4%
Metals & Mining - 0.2%
Steel - 0.2%
Vale SA (PN-A) sponsored ADR	250,900	464,165
Oil, Gas & Consumable Fuels - 0.2%
Integrated Oil & Gas - 0.2%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	123,600	300,348
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,268,942)		764,513

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.38% (c)	3,960,337	3,960,337
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	4,287,400	4,287,400
TOTAL MONEY MARKET FUNDS
(Cost $8,247,737)		8,247,737
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $329,795,354)		193,907,560
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(5,085,940)
NET ASSETS - 100%		$188,821,620

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$812
Fidelity Securities Lending Cash Central Fund	58,951
Total	$59,763

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$184,895,310	$122,746,673	$62,148,637	$--
Nonconvertible Preferred Stocks	764,513	764,513	--	--
Money Market Funds	8,247,737	8,247,737	--	--
Total Investments in Securities:	$193,907,560	$131,758,923	$62,148,637	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$15,953,195
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $334,645,938. Net unrealized depreciation aggregated $140,738,378, of which $1,485,965 related to appreciated investment securities and $142,224,343 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

January 31, 2016

SCF-S-QTLY-0316
1.907961.106

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
Australia - 2.2%
DuluxGroup Ltd.	3,814,749	$17,679,389
Imdex Ltd. (a)	8,978,319	1,267,950
RCG Corp. Ltd.	16,053,658	18,138,556
Sydney Airport unit	2,789,707	13,136,440
TFS Corp. Ltd. (b)	9,181,386	8,442,285

TOTAL AUSTRALIA		58,664,620

Austria - 1.1%
Andritz AG	411,024	19,111,954
Zumtobel AG	543,419	11,278,125

TOTAL AUSTRIA		30,390,079

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC (a)	2,259,265	10,841,354
Belgium - 1.3%
Gimv NV (b)	170,309	8,206,825
KBC Ancora	730,073	27,327,877

TOTAL BELGIUM		35,534,702

Bermuda - 0.4%
Vostok New Ventures Ltd. SDR (a)	1,820,942	9,333,889
British Virgin Islands - 0.1%
Gem Diamonds Ltd.	1,376,865	2,328,926
Canada - 1.6%
Cara Operations Ltd. (c)	619,500	11,210,168
McCoy Global, Inc.	1,108,950	1,662,356
New Look Vision Group, Inc.	475,800	8,575,880
Pason Systems, Inc.	1,016,700	13,012,657
ShawCor Ltd. Class A	346,200	7,475,587

TOTAL CANADA		41,936,648

Cayman Islands - 0.7%
58.com, Inc. ADR (a)	173,600	9,738,960
Value Partners Group Ltd.	8,778,000	7,985,538

TOTAL CAYMAN ISLANDS		17,724,498

Denmark - 1.6%
Jyske Bank A/S (Reg.) (a)	571,719	25,104,846
Spar Nord Bank A/S	2,292,747	18,868,064

TOTAL DENMARK		43,972,910

Finland - 0.5%
Tikkurila Oyj	862,330	14,625,372
France - 1.9%
Elis SA	303,052	5,296,239
Laurent-Perrier Group SA	126,224	11,176,635
Vetoquinol SA	272,727	10,872,132
Virbac SA	120,100	22,063,459

TOTAL FRANCE		49,408,465

Germany - 5.4%
alstria office REIT-AG	934,540	11,669,053
CompuGroup Medical AG	1,171,715	47,124,083
CTS Eventim AG	1,480,124	54,447,782
Fielmann AG	393,190	29,666,946
Nexus AG	7,626	144,470

TOTAL GERMANY		143,052,334

Greece - 0.4%
Titan Cement Co. SA (Reg.)	560,199	10,802,367
India - 0.6%
Jyothy Laboratories Ltd.	3,726,337	15,804,419
Ireland - 1.5%
FBD Holdings PLC	1,298,400	9,084,132
James Hardie Industries PLC CDI	2,776,486	32,173,260

TOTAL IRELAND		41,257,392

Isle of Man - 0.7%
Playtech Ltd.	1,588,984	17,462,165
Israel - 1.7%
Azrieli Group	399,179	14,059,147
Ituran Location & Control Ltd.	525,092	9,567,176
Sarine Technologies Ltd.	5,308,800	5,786,061
Strauss Group Ltd.	1,129,555	15,599,540

TOTAL ISRAEL		45,011,924

Italy - 3.6%
Azimut Holding SpA	1,561,964	32,889,583
Banco di Desio e della Brianza SpA	237,967	604,445
Beni Stabili SpA SIIQ (b)	39,816,820	26,902,085
Interpump Group SpA	2,843,666	36,189,982

TOTAL ITALY		96,586,095

Japan - 25.3%
Aoki Super Co. Ltd.	1,000	10,525
Artnature, Inc. (c)	1,821,100	13,797,942
Asahi Co. Ltd.	1,264,100	15,826,476
Autobacs Seven Co. Ltd.	984,300	17,209,794
Azbil Corp.	1,253,500	29,079,313
Broadleaf Co. Ltd.	273,500	2,529,992
Coca-Cola Central Japan Co. Ltd.	1,137,800	18,360,825
Daiichikosho Co. Ltd.	533,100	21,489,922
Daikokutenbussan Co. Ltd.	567,600	20,242,268
GCA Savvian Group Corp.	1,085,600	9,956,586
Glory Ltd.	802,600	25,666,096
Goldcrest Co. Ltd.	1,371,210	23,062,908
Iwatsuka Confectionary Co. Ltd. (b)	159,200	7,430,621
Japan Digital Laboratory Co.	1,084,500	14,432,884
Kobayashi Pharmaceutical Co. Ltd.	323,800	27,589,858
Koshidaka Holdings Co. Ltd. (b)	384,200	7,002,035
Lasertec Corp. (b)	917,200	8,743,449
Medikit Co. Ltd.	276,800	8,528,865
Meiko Network Japan Co. Ltd.	514,400	4,809,983
Miraial Co. Ltd.	301,300	2,346,810
Nagaileben Co. Ltd.	1,339,600	21,393,371
ND Software Co. Ltd.	222,536	1,922,178
Nihon Parkerizing Co. Ltd.	3,101,000	29,419,607
Nippon Seiki Co. Ltd.	374,000	8,213,151
NS Tool Co. Ltd.	2,000	35,843
OBIC Co. Ltd.	933,400	48,350,020
OSG Corp. (b)	1,951,500	32,432,707
Paramount Bed Holdings Co. Ltd.	566,000	19,518,416
ProNexus, Inc.	745,400	6,160,965
San-Ai Oil Co. Ltd.	1,783,000	13,826,688
Seven Bank Ltd.	8,481,500	36,122,587
SHO-BOND Holdings Co. Ltd.	778,800	26,709,225
Shoei Co. Ltd. (c)	697,000	12,604,392
SK Kaken Co. Ltd.	165,000	12,934,123
Software Service, Inc.	175,900	5,866,324
Techno Medica Co. Ltd.	283,000	6,083,464
The Nippon Synthetic Chemical Industry Co. Ltd.	1,095,000	7,637,916
TKC Corp.	684,400	16,683,583
Tocalo Co. Ltd.	458,400	8,767,095
Tsutsumi Jewelry Co. Ltd.	307,700	6,191,513
USS Co. Ltd.	3,708,600	56,970,206
Workman Co. Ltd.	235,600	13,683,227
Yamato Kogyo Co. Ltd.	260,100	6,158,116

TOTAL JAPAN		675,801,869

Korea (South) - 1.5%
BGFretail Co. Ltd.	202,374	36,188,689
Leeno Industrial, Inc.	149,988	4,830,072

TOTAL KOREA (SOUTH)		41,018,761

Mexico - 0.5%
Consorcio ARA S.A.B. de CV	42,884,127	12,602,026
Netherlands - 2.9%
Aalberts Industries NV	1,044,900	33,003,019
Heijmans NV (Certificaten Van Aandelen) (a)(b)	1,131,571	8,725,607
VastNed Retail NV	801,249	35,081,006

TOTAL NETHERLANDS		76,809,632

Norway - 0.4%
Kongsberg Gruppen ASA	639,048	10,190,929
Philippines - 0.4%
Jollibee Food Corp.	2,720,820	11,745,190
South Africa - 0.6%
Alexander Forbes Group Holding	14,011,048	4,761,256
Clicks Group Ltd.	2,117,421	11,598,635

TOTAL SOUTH AFRICA		16,359,891

Spain - 1.9%
Hispania Activos Inmobiliarios SA (a)	821,600	10,217,041
Merlin Properties Socimi SA	1,487,900	17,279,088
Prosegur Compania de Seguridad SA (Reg.) (b)	5,150,886	23,105,873

TOTAL SPAIN		50,602,002

Sweden - 3.0%
Fagerhult AB (c)	2,218,495	36,983,008
Intrum Justitia AB	931,003	30,850,129
Saab AB (B Shares)	449,700	13,574,695

TOTAL SWEDEN		81,407,832

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,234,400	9,409,401
United Kingdom - 21.0%
AA PLC	3,391,661	14,296,831
Alliance Pharma PLC	9,842,796	7,019,302
Bellway PLC	1,084,900	43,078,899
Berendsen PLC	3,016,911	47,043,505
Britvic PLC	1,362,412	14,065,637
Dechra Pharmaceuticals PLC	1,595,563	22,790,928
Elementis PLC	6,893,682	21,170,996
Great Portland Estates PLC	2,334,200	25,600,305
H&T Group PLC	1,288,592	3,555,103
Hilton Food Group PLC	906,338	6,768,778
Howden Joinery Group PLC	3,791,700	27,158,913
Informa PLC	4,000,785	36,385,346
InterContinental Hotel Group PLC ADR	539,546	17,880,554
ITE Group PLC	5,346,572	10,731,479
JUST EAT Ltd. (a)	2,283,725	12,230,975
Rightmove PLC	415,700	23,719,280
Shaftesbury PLC	2,535,255	30,434,243
Spectris PLC	1,285,416	29,117,714
Spirax-Sarco Engineering PLC	1,006,228	43,919,027
Taylor Wimpey PLC	5,180,800	14,285,249
Ted Baker PLC	559,367	23,962,230
Topps Tiles PLC	4,420,476	8,601,838
Ultra Electronics Holdings PLC	969,010	26,364,804
Unite Group PLC	5,504,163	50,618,221

TOTAL UNITED KINGDOM		560,800,157

United States of America - 7.9%
ANSYS, Inc. (a)	84,715	7,471,016
Autoliv, Inc.	168,500	17,318,430
Broadridge Financial Solutions, Inc.	241,895	12,955,896
China Biologic Products, Inc. (a)	203,808	26,142,452
Domino's Pizza, Inc.	103,000	11,734,790
Energizer Holdings, Inc.	106,832	3,422,897
Kennedy-Wilson Holdings, Inc.	1,239,688	25,140,873
Martin Marietta Materials, Inc.	85,080	10,684,346
Mohawk Industries, Inc. (a)	113,362	18,864,570
PriceSmart, Inc.	356,261	27,275,342
ResMed, Inc.	229,700	13,023,990
SS&C Technologies Holdings, Inc.	569,688	36,625,242

TOTAL UNITED STATES OF AMERICA		210,659,844

TOTAL COMMON STOCKS
(Cost $1,976,723,890)		2,442,145,693

Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Sartorius AG (non-vtg.)
(Cost $19,654,689)	178,293	45,859,541

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.38% (d)	85,178,493	85,178,493
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	11,107,530	11,107,530
TOTAL MONEY MARKET FUNDS
(Cost $96,286,023)		96,286,023
TOTAL INVESTMENT PORTFOLIO - 96.8%
(Cost $2,092,664,602)		2,584,291,257
NET OTHER ASSETS (LIABILITIES) - 3.2%		86,150,071
NET ASSETS - 100%		$2,670,441,328

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,742
Fidelity Securities Lending Cash Central Fund	76,756
Total	$143,498

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Artnature, Inc.	$17,350,955	$122,795	$--	$--	$13,797,942
Cara Operations Ltd.	15,755,782	807,315	--	37,784	11,210,168
Fagerhult AB	37,911,673	--	--	--	36,983,008
Shoei Co. Ltd.	12,037,779	--	--	40,749	12,604,392
Total	$83,056,189	$930,110	$--	$78,533	$74,595,510

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$540,389,545	$98,186,418	$442,203,127	$--
Consumer Staples	229,332,611	46,297,779	183,034,832	--
Energy	35,977,288	22,150,600	13,826,688	--
Financials	463,864,701	39,200,020	424,664,681	--
Health Care	269,194,329	39,166,442	230,027,887	--
Industrials	478,628,159	--	478,628,159	--
Information Technology	295,293,948	76,358,290	218,935,658	--
Materials	175,324,653	10,684,346	164,640,307	--
Money Market Funds	96,286,023	96,286,023	--	--
Total Investments in Securities:	$2,584,291,257	$428,329,918	$2,155,961,339	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,400,358,422
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $2,122,960,613. Net unrealized appreciation aggregated $461,330,644, of which $649,117,817 related to appreciated investment securities and $187,787,173 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

January 31, 2016

ILF-QTLY-0316
1.873105.107

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.6%
	Shares	Value
Argentina - 0.5%
Telecom Argentina SA Class B sponsored ADR	1,207,323	$18,894,605
YPF SA Class D sponsored ADR	2,193,600	36,940,224

TOTAL ARGENTINA		55,834,829

Austria - 0.4%
Erste Group Bank AG (a)	1,565,600	45,224,884
Bermuda - 1.3%
Aquarius Platinum Ltd. (Australia) (a)(b)	91,132,865	15,871,465
China Resource Gas Group Ltd.	7,810,000	19,489,186
Credicorp Ltd. (United States)	443,640	44,967,350
GP Investments Ltd. Class A (depositary receipt) (a)(b)	7,978,637	15,539,173
PAX Global Technology Ltd.	690,000	699,448
Shangri-La Asia Ltd.	66,236,000	61,704,683

TOTAL BERMUDA		158,271,305

Brazil - 2.6%
B2W Companhia Global do Varejo (a)	6,073,094	20,133,313
BB Seguridade Participacoes SA	7,343,000	42,463,021
CCR SA	11,639,900	37,191,340
Cielo SA	2,909,138	24,634,358
Companhia de Saneamento de Minas Gerais	4,298,110	13,829,860
Cosan SA Industria e Comercio	3,432,600	21,574,970
Direcional Engenharia SA (b)	14,063,000	11,602,555
Fibria Celulose SA	4,473,300	49,275,863
FPC Par Corretora de Seguros	7,881,600	19,902,035
Minerva SA (a)(b)	12,338,700	37,881,703
Minerva SA rights 2/25/16 (a)	6,409,654	16,025
Smiles SA	3,422,800	24,371,555

TOTAL BRAZIL		302,876,598

British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	1,563,575	34,040,856
Canada - 0.4%
Goldcorp, Inc.	860,900	9,807,955
Pan American Silver Corp.	4,015,100	26,579,962
Torex Gold Resources, Inc. (a)	10,134,400	9,115,100

TOTAL CANADA		45,503,017

Cayman Islands - 9.9%
51job, Inc. sponsored ADR (a)(c)	897,400	24,974,642
58.com, Inc. ADR (a)	2,144,207	120,290,013
AAC Technology Holdings, Inc.	3,283,000	21,035,085
Alibaba Group Holding Ltd. sponsored ADR (a)	3,522,000	236,079,660
Autohome, Inc. ADR Class A (a)(c)	886,300	21,776,391
Baidu.com, Inc. sponsored ADR (a)	82,200	13,420,794
Bitauto Holdings Ltd. ADR (a)	1,847,500	34,455,875
China State Construction International Holdings Ltd.	24,840,000	40,113,765
China ZhengTong Auto Services Holdings Ltd.	33,195,900	12,315,594
Ctrip.com International Ltd. sponsored ADR (a)	353,300	15,078,844
ENN Energy Holdings Ltd.	7,030,000	31,698,574
Haitian International Holdings Ltd.	9,987,000	12,146,425
JD.com, Inc. sponsored ADR (a)	1,123,300	29,239,499
Leju Holdings Ltd. ADR (c)	1,197,176	4,776,732
Qihoo 360 Technology Co. Ltd. ADR (a)(c)	170,900	12,255,239
Qunar Cayman Islands Ltd. sponsored ADR (a)	425,972	18,776,846
SINA Corp. (a)	243,200	11,175,040
Sino Biopharmaceutical Ltd.	68,453,000	47,170,071
SouFun Holdings Ltd. ADR	5,134,300	30,600,428
Sunny Optical Technology Group Co. Ltd.	9,430,000	20,238,824
Tencent Holdings Ltd.	15,928,199	299,238,300
Uni-President China Holdings Ltd.	91,850,000	59,597,452
Vipshop Holdings Ltd. ADR (a)	3,486,800	44,770,512
Yirendai Ltd. ADR	568,148	3,874,769

TOTAL CAYMAN ISLANDS		1,165,099,374

Chile - 1.9%
Compania Cervecerias Unidas SA sponsored ADR	2,885,500	62,297,945
CorpBanca SA	1,063,719,000	8,066,610
Empresas CMPC SA	14,924,556	33,890,918
Enersis SA	150,505,081	35,864,681
Inversiones La Construccion SA	2,581,968	25,711,103
Vina Concha y Toro SA	34,096,719	54,246,953

TOTAL CHILE		220,078,210

China - 7.8%
Anhui Conch Cement Co. Ltd. (H Shares)	17,683,500	34,718,765
BBMG Corp. (H Shares)	74,774,500	42,019,588
China Cinda Asset Management Co. Ltd. (H Shares)	63,070,000	19,845,810
China Life Insurance Co. Ltd. (H Shares)	33,513,900	81,253,386
China Longyuan Power Grid Corp. Ltd. (H Shares)	33,374,910	19,941,910
China Pacific Insurance (Group) Co. Ltd. (H Shares)	38,594,094	136,185,078
China Petroleum & Chemical Corp. (H Shares)	57,442,000	32,451,181
China Suntien Green Energy Corp. Ltd. (H Shares) (b)(c)	111,264,060	12,539,675
China Telecom Corp. Ltd. (H Shares)	111,432,882	52,411,855
Industrial & Commercial Bank of China Ltd. (H Shares)	421,505,400	219,368,802
Inner Mongoli Yili Industries Co. Ltd.	16,908,358	34,520,743
Kweichow Moutai Co. Ltd.	1,945,762	59,697,575
Maanshan Iron & Steel Ltd. (H Shares) (a)(c)	71,616,000	13,251,275
PetroChina Co. Ltd. (H Shares)	42,748,000	26,481,978
Qingdao Haier Co. Ltd.	44,675,277	62,345,791
Zhengzhou Yutong Bus Co. Ltd.	11,129,454	31,793,017
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	5,932,500	30,610,413

TOTAL CHINA		909,436,842

Colombia - 0.3%
Bancolombia SA sponsored ADR (c)	1,263,911	37,285,375
Egypt - 0.1%
Citadel Capital Corp. (a)	54,615,500	9,207,152
Global Telecom Holding GDR (a)	3,728,053	4,253,711

TOTAL EGYPT		13,460,863

Greece - 0.4%
Titan Cement Co. SA (Reg.)	2,191,300	42,255,032
Hong Kong - 5.9%
AIA Group Ltd.	9,497,200	52,799,360
China Mobile Ltd.	4,869,795	53,490,708
China Mobile Ltd. sponsored ADR	3,116,080	169,919,842
China Resources Beer Holdings Co. Ltd.	27,498,000	43,851,496
China Resources Power Holdings Co. Ltd.	14,700,417	25,006,237
China Unicom Ltd.	2,869,850	3,179,529
China Unicom Ltd. sponsored ADR	1,593,990	17,677,349
CNOOC Ltd.	111,950,000	114,102,917
CNOOC Ltd. sponsored ADR	16,600	1,686,062
Far East Horizon Ltd.	122,516,750	94,399,122
Sinotruk Hong Kong Ltd.	41,464,000	13,875,593
Techtronic Industries Co. Ltd.	25,711,000	97,552,730

TOTAL HONG KONG		687,540,945

India - 9.4%
Adani Ports & Special Economic Zone (a)	10,345,098	32,617,145
Axis Bank Ltd. (a)	9,120,539	55,327,815
Bharti Infratel Ltd.	11,405,531	61,080,845
Coal India Ltd.	14,384,129	68,083,459
Edelweiss Financial Services Ltd.	17,965,304	13,860,369
Eicher Motors Ltd. (a)	119,757	29,354,836
Grasim Industries Ltd.	1,137,427	57,096,116
ICICI Bank Ltd. (a)	6,421,109	21,869,725
ITC Ltd.	20,800,711	98,631,644
JK Cement Ltd.	3,139,049	23,035,246
Just Dial Ltd.	1,232,627	11,125,895
Larsen & Toubro Ltd. (a)	2,070,480	33,859,692
LIC Housing Finance Ltd. (a)	4,721,587	33,458,403
Lupin Ltd.	3,891,432	98,558,543
NTPC Ltd.	4,394,153	9,271,493
Oil & Natural Gas Corp. Ltd.	9,850,411	33,081,683
Petronet LNG Ltd.	8,339,284	30,332,267
Phoenix Mills Ltd. (a)	6,758,824	29,843,267
Power Grid Corp. of India Ltd.	31,160,451	68,132,477
SREI Infrastructure Finance Ltd. (a)(b)	42,943,661	39,515,991
State Bank of India (a)	17,138,465	45,809,198
Sun Pharmaceutical Industries Ltd.	8,353,489	108,126,363
Tata Consultancy Services Ltd.	2,760,771	97,653,396

TOTAL INDIA		1,099,725,868

Indonesia - 0.9%
PT Bank Mandiri (Persero) Tbk	63,613,400	44,923,923
PT Bank Rakyat Indonesia Tbk	59,737,100	49,266,840
PT Kalbe Farma Tbk	153,207,500	14,980,364

TOTAL INDONESIA		109,171,127

Israel - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	32,555,924	69,709,854
Korea (South) - 12.5%
AMOREPACIFIC Group, Inc.	481,428	59,889,166
Daewoo International Corp.	765,569	9,859,237
Daou Technology, Inc.	252,576	4,312,518
E-Mart Co. Ltd.	433,125	59,018,376
Fila Korea Ltd. (b)	631,503	50,927,002
Hanon Systems	695,618	30,228,990
Hyundai Glovis Co. Ltd.	524,150	89,291,301
Hyundai Industrial Development & Construction Co.	1,180,259	44,511,982
Hyundai Mobis	1,076,844	232,162,048
InterPark INT Corp.	1,068,280	18,669,335
Kakao Corp.	219,868	20,072,827
KB Financial Group, Inc.	1,997,504	50,706,283
KEPCO Plant Service & Engineering Co. Ltd.	328,292	27,167,483
Korea Electric Power Corp.	893,194	38,910,753
Korean Reinsurance Co. (b)	6,086,115	67,078,939
KT Corp. (a)	711,513	16,279,794
KT Corp. sponsored ADR (a)(c)	597,100	7,356,272
LG Chemical Ltd.	337,447	83,795,818
NAVER Corp.	76,572	40,066,298
NCSOFT Corp.	212,897	41,592,447
Samsung Electronics Co. Ltd.	174,236	167,280,058
Samsung Fire & Marine Insurance Co. Ltd.	86,406	21,404,216
Samsung SDI Co. Ltd.	266,354	20,912,247
Shinhan Financial Group Co. Ltd.	3,903,868	125,222,312
SK Hynix, Inc.	4,816,940	110,332,330
SK Telecom Co. Ltd. sponsored ADR (c)	1,348,600	26,580,906

TOTAL KOREA (SOUTH)		1,463,628,938

Malaysia - 0.4%
Tenaga Nasional Bhd	12,979,960	42,582,888
Mauritius - 0.1%
MakeMyTrip Ltd. (a)(c)	501,900	9,355,416
Mexico - 6.1%
America Movil S.A.B. de CV Series L sponsored ADR	7,162,620	101,279,447
Banregio Grupo Financiero S.A.B. de CV	3,670,850	17,241,373
El Puerto de Liverpool S.A.B. de CV Class C	4,724,400	56,356,008
Fibra Uno Administracion SA de CV	19,792,600	39,677,410
Grupo Aeroportuario del Pacifico SA de CV Series B	4,901,000	41,163,779
Grupo Comercial Chedraui S.A.B. de CV	10,662,888	27,871,567
Grupo Financiero Banorte S.A.B. de CV Series O	34,416,000	179,558,439
Infraestructura Energetica Nova S.A.B. de CV	3,760,700	14,719,141
Macquarie Mexican (REIT) (b)	71,832,748	84,871,375
Promotora y Operadora de Infraestructura S.A.B. de CV	2,169,800	24,794,296
Telesites S.A.B. de C.V. (a)	240,441	145,953
Tenedora Nemak SA de CV	18,978,000	24,128,278
Wal-Mart de Mexico SA de CV Series V	42,474,600	106,738,282

TOTAL MEXICO		718,545,348

Netherlands - 0.6%
Cnova NV (a)(c)	1,840,572	4,288,533
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(d)	4,581,900	18,702,350
Yandex NV (a)	3,697,700	49,623,134

TOTAL NETHERLANDS		72,614,017

Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	3,410,477	12,420,002
Transnational Corp. of Nigeria PLC	1,092,554,742	6,754,334
Zenith Bank PLC	545,544,939	34,576,406

TOTAL NIGERIA		53,750,742

Pakistan - 0.3%
Habib Bank Ltd.	20,995,800	34,237,395
Panama - 0.3%
Copa Holdings SA Class A	731,100	34,434,810
Philippines - 1.5%
Alliance Global Group, Inc.	143,464,450	44,586,971
Metro Pacific Investments Corp.	194,219,556	22,507,880
Metropolitan Bank & Trust Co.	30,934,187	46,168,590
Robinsons Land Corp.	114,641,970	60,334,311

TOTAL PHILIPPINES		173,597,752

Romania - 0.1%
Banca Transilvania SA (a)	32,463,294	17,444,669
Russia - 4.1%
E.ON Russia JSC (a)	463,854,400	18,710,212
Lukoil PJSC sponsored ADR	3,385,600	115,181,702
Magnit OJSC GDR (Reg. S)	1,784,600	70,039,227
MMC Norilsk Nickel PJSC sponsored ADR	2,901,300	33,616,926
Mobile TeleSystems OJSC (a)	8,316,310	24,994,387
Mobile TeleSystems OJSC sponsored ADR	755,300	5,287,100
NOVATEK OAO GDR (Reg. S)	834,500	72,523,258
Rosneft Oil Co. OJSC (a)	10,970,000	39,751,259
Sberbank of Russia (a)	19,059,020	24,509,104
Sberbank of Russia sponsored ADR	11,260,231	62,342,891
Sistema JSFC (a)	46,963,500	11,056,512
Sistema JSFC sponsored GDR	814,700	4,606,334

TOTAL RUSSIA		482,618,912

Singapore - 0.8%
Ascendas Real Estate Investment Trust	32,258,900	52,894,524
CapitaMall Trust	10,099,800	14,189,990
First Resources Ltd.	25,710,500	31,669,768

TOTAL SINGAPORE		98,754,282

South Africa - 4.8%
Alexander Forbes Group Holding	5,105,573	1,734,984
Aspen Pharmacare Holdings Ltd.	1,970,282	33,544,405
Barclays Africa Group Ltd.	9,482,733	86,497,059
Bidvest Group Ltd.	2,390,145	55,195,879
JSE Ltd.	2,056,792	16,759,300
Life Healthcare Group Holdings Ltd.	14,777,300	32,641,558
Naspers Ltd. Class N	2,290,800	289,495,545
Sasol Ltd.	1,127,600	29,663,252
Telkom SA Ltd.	5,279,700	21,384,336

TOTAL SOUTH AFRICA		566,916,318

Taiwan - 7.6%
Advanced Semiconductor Engineering, Inc.	28,729,000	30,716,571
Advantech Co. Ltd.	7,646,000	45,712,877
Catcher Technology Co. Ltd.	5,151,000	38,147,073
E.SUN Financial Holdings Co. Ltd.	116,935,528	60,411,508
Hermes Microvision, Inc.	438,000	10,797,909
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,704,644	20,383,522
Inotera Memories, Inc. (a)	20,826,000	17,866,828
King's Town Bank	25,049,000	15,778,359
Largan Precision Co. Ltd.	617,000	44,078,531
MediaTek, Inc.	1,398,000	9,050,330
Siliconware Precision Industries Co. Ltd.	13,716,000	21,142,027
Taiwan Cement Corp.	54,755,000	43,842,569
Taiwan Fertilizer Co. Ltd.	14,280,000	18,003,073
Taiwan Semiconductor Manufacturing Co. Ltd.	90,465,284	387,728,637
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	469,701	10,497,817
Unified-President Enterprises Corp.	33,436,942	55,655,016
Universal Cement Corp.	26,528,559	16,211,285
Vanguard International Semiconductor Corp.	11,370,000	16,246,939
Yuanta Financial Holding Co. Ltd.	90,630,206	28,012,264

TOTAL TAIWAN		890,283,135

Thailand - 2.7%
Airports of Thailand PCL (For. Reg.)	4,918,400	52,355,623
Intouch Holdings PCL NVDR	16,633,670	26,285,684
Jasmine Broadband Internet Infrastructure Fund	71,595,200	17,565,354
Kasikornbank PCL (For. Reg.)	21,481,304	103,292,361
PTT PCL (For. Reg.)	7,238,100	48,475,746
Star Petroleum Refining PCL (a)	71,350,300	18,283,546
Thai Union Frozen Products PCL (For. Reg.)	96,152,300	49,854,799

TOTAL THAILAND		316,113,113

Turkey - 1.1%
Aselsan A/S	4,268,000	26,137,096
Enka Insaat ve Sanayi A/S	3,736,556	5,549,966
Tupras Turkiye Petrol Rafinelleri A/S (a)	2,216,196	56,162,228
Turkiye Garanti Bankasi A/S	14,721,500	37,202,591

TOTAL TURKEY		125,051,881

United Arab Emirates - 1.0%
DP World Ltd.	1,781,818	30,914,542
Emaar Properties PJSC	24,151,142	32,155,492
First Gulf Bank PJSC	21,466,063	59,031,308

TOTAL UNITED ARAB EMIRATES		122,101,342

United Kingdom - 0.6%
Fresnillo PLC	2,398,100	24,822,515
HSBC Holdings PLC (Hong Kong)	6,860,800	48,499,840

TOTAL UNITED KINGDOM		73,322,355

United States of America - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	700,572	44,353,213
First Cash Financial Services, Inc. (a)	733,000	26,021,500
Micron Technology, Inc. (a)	2,554,000	28,170,620

TOTAL UNITED STATES OF AMERICA		98,545,333

TOTAL COMMON STOCKS
(Cost $11,344,790,893)		10,389,413,625

Nonconvertible Preferred Stocks - 3.5%
Brazil - 1.5%
Banco do Estado Rio Grande do Sul SA	9,154,536	10,184,931
Companhia Paranaense de Energia-Copel:
(PN-B)	155,900	859,442
(PN-B) sponsored (c)	2,931,939	16,096,345
Itau Unibanco Holding SA sponsored ADR	15,823,986	99,532,872
Metalurgica Gerdau SA (PN)	37,970,522	9,777,898
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	11,840,600	28,772,658
Vale SA (PN-A) sponsored ADR (c)	7,489,800	13,856,130

TOTAL BRAZIL		179,080,276

Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. (e)	7,577,282	29,253,613
Korea (South) - 1.6%
Hyundai Motor Co. Series 2	960,290	80,916,104
Samsung Electronics Co. Ltd.	86,532	72,240,658
Samsung Fire & Marine Insurance Co. Ltd.	191,972	29,801,653

TOTAL KOREA (SOUTH)		182,958,415

Russia - 0.2%
Surgutneftegas OJSC (a)	40,688,100	24,821,677
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $674,271,017)		416,113,981
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.26% 3/3/16 to 3/17/16(f)
(Cost $20,054,816)	20,060,000	20,054,871
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.38% (g)	647,058,935	647,058,935
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	33,778,001	33,778,001
TOTAL MONEY MARKET FUNDS
(Cost $680,836,936)		680,836,936
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $12,719,953,662)		11,506,419,413
NET OTHER ASSETS (LIABILITIES) - 1.9%		221,286,168
NET ASSETS - 100%		$11,727,705,581

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
13,870 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2016	518,599,300	$4,583,177

The face value of futures purchased as a percentage of Net Assets is 4.4%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,702,350 or 0.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,253,613 or 0.2% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,358,382.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	1/26/15	$23,950,652

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$525,380
Fidelity Securities Lending Cash Central Fund	208,421
Total	$733,801

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aquarius Platinum Ltd. (Australia)	$15,805,131	$--	$--	$--	$15,871,465
China Suntien Green Energy Corp. Ltd. (H Shares)	18,471,705	1,162,098	--	--	12,539,675
Direcional Engenharia SA	12,974,783	--	57,853	--	11,602,555
Fila Korea Ltd.	57,918,933	1,011,413	3,491,849	112,531	50,927,002
GP Investments Ltd. Class A (depositary receipt)	17,741,993	--	3,249,032	--	15,539,173
Korean Reinsurance Co.	75,545,757	--	2,887,584	996,486	67,078,939
Macquarie Mexican (REIT)	99,884,761	--	139,726	1,819,015	84,871,375
Minerva SA	40,386,125	420,488	--	--	37,881,703
SREI Infrastructure Finance Ltd.	30,184,892	--	1,109,273	--	39,515,991
Total	$368,914,080	$2,593,999	$10,935,317	$2,928,032	$335,827,878

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,223,672,794	$258,101,359	$843,743,041	$121,828,394
Consumer Staples	911,477,737	289,036,450	622,441,287	--
Energy	810,909,742	145,136,142	665,773,600	--
Financials	2,851,417,961	844,429,323	2,006,988,638	--
Health Care	335,021,304	--	335,021,304	--
Industrials	772,499,833	225,160,471	547,339,362	--
Information Technology	2,248,696,514	645,984,083	1,602,712,431	--
Materials	600,843,499	152,303,826	448,539,673	--
Telecommunication Services	695,875,023	416,851,328	279,023,695	--
Utilities	355,113,199	81,369,469	273,743,730	--
Government Obligations	20,054,871	--	20,054,871	--
Money Market Funds	680,836,936	680,836,936	--	--
Total Investments in Securities:	$11,506,419,413	$3,739,209,387	$7,645,381,632	$121,828,394
Derivative Instruments:
Assets
Futures Contracts	$4,583,177	$4,583,177	$--	$--
Total Assets	$4,583,177	$4,583,177	$--	$--
Total Derivative Instruments:	$4,583,177	$4,583,177	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,993,286,574
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$97,260,030
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,786,750)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	27,355,114
Transfers out of Level 3	--
Ending Balance	$121,828,394
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(2,786,750)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$121,828,394	Adjusted transaction price	Proxy movement	7.5%	Increase
		Last transaction price	Transaction price	$3.86 - $52,500 / $26,682	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $12,785,566,222. Net unrealized depreciation aggregated $1,279,146,809, of which $900,389,360 related to appreciated investment securities and $2,179,536,169 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Nordic Fund

January 31, 2016

NOR-QTLY-0316
1.813058.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Bermuda - 1.2%
Vostok Emerging Finance Ltd. (depository receipt) (a)	1,397,202	$165,383
Vostok New Ventures Ltd. SDR (a)	919,054	4,710,940

TOTAL BERMUDA		4,876,323

Denmark - 22.0%
Alm. Brand A/S	1,198,354	8,027,163
Carlsberg A/S Series B	241,400	20,351,856
DSV de Sammensluttede Vognmaend A/S	295,800	11,511,473
NNIT A/S	131,374	3,297,417
Novo Nordisk A/S Series B	485,705	27,135,563
Novozymes A/S Series B	166,400	6,945,405
William Demant Holding A/S (a)	131,500	11,591,840

TOTAL DENMARK		88,860,717

Finland - 12.2%
Amer Group PLC (A Shares)	327,500	8,964,134
Cramo Oyj (B Shares)	472,100	9,079,921
Olvi PLC (A Shares)	323,500	7,844,243
Raisio Group PLC (V Shares)	1,234,000	5,510,279
Vaisala Oyj	313,900	8,118,979
Valmet Corp.	968,885	9,632,460

TOTAL FINLAND		49,150,016

Malta - 9.4%
Kambi Group PLC (a)(b)	1,418,983	20,870,446
Unibet Group PLC unit	1,515,608	17,154,527

TOTAL MALTA		38,024,973

Norway - 4.4%
Schibsted ASA (B Shares) (a)	100,000	2,812,238
Statoil ASA	420,000	5,747,060
TGS Nopec Geophysical Co. ASA (b)	157,198	2,278,160
Zalaris ASA (A Shares) (c)	1,823,800	6,961,808

TOTAL NORWAY		17,799,266

Sweden - 49.8%
AddTech AB (B Shares)	631,600	8,697,427
Bravida AB (a)	2,000,000	12,654,954
Coor Service Management Holding AB (a)	908,700	3,676,620
Dustin Group AB (b)	792,693	5,899,152
East Capital Explorer AB (a)	1,420,992	8,044,501
Elekta AB (B Shares) (b)	1,361,785	10,155,630
Eltel AB	1,326,500	13,237,226
Getinge AB (B Shares)	688,200	15,158,541
H&M Hennes & Mauritz AB (B Shares)	674,855	22,099,620
Hemfosa Fastigheter AB	1,293,658	12,783,322
Kungsleden AB	726,300	4,857,020
Mekonomen AB	371,200	7,579,214
Nordea Bank AB	290,535	2,925,601
Pandox AB (a)(b)	256,900	4,002,489
Sandvik AB	1,636,700	13,696,394
Svenska Cellulosa AB (SCA) (B Shares)	766,800	22,726,151
Svenska Handelsbanken AB (A Shares)	1,031,400	12,977,489
Systemair AB (b)	456,779	5,932,103
Telefonaktiebolaget LM Ericsson (B Shares)	1,591,300	14,134,696

TOTAL SWEDEN		201,238,150

TOTAL COMMON STOCKS
(Cost $386,556,088)		399,949,445

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.38% (d)	4,222,522	4,222,522
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	15,753,425	15,753,425
TOTAL MONEY MARKET FUNDS
(Cost $19,975,947)		19,975,947
TOTAL INVESTMENT PORTFOLIO - 104.0%
(Cost $406,532,035)		419,925,392
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(16,024,920)
NET ASSETS - 100%		$403,900,472

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,481
Fidelity Securities Lending Cash Central Fund	50,447
Total	$56,928

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Zalaris ASA (A Shares)	$7,941,931	$--	$--	$--	$6,961,808
Total	$7,941,931	$--	$--	$--	$6,961,808

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$89,381,820	$--	$89,381,820	$--
Consumer Staples	56,432,529	--	56,432,529	--
Energy	8,025,220	--	8,025,220	--
Financials	54,491,419	--	54,491,419	--
Health Care	67,338,991	--	67,338,991	--
Industrials	95,080,386	--	95,080,386	--
Information Technology	22,253,675	--	22,253,675	--
Materials	6,945,405	--	6,945,405	--
Money Market Funds	19,975,947	19,975,947	--	--
Total Investments in Securities:	$419,925,392	$19,975,947	$399,949,445	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$327,746,612
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $409,394,132. Net unrealized appreciation aggregated $10,531,260, of which $46,451,571 related to appreciated investment securities and $35,920,311 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® China Region Fund

January 31, 2016

HKC-QTLY-0316
1.813032.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.1%
Weifu High-Technology Co. Ltd. (B Shares)	4,257,836	$8,354,744
Xingda International Holdings Ltd.	18,702,000	3,470,516
		11,825,260
Automobiles - 3.7%
Brilliance China Automotive Holdings Ltd.	7,908,000	7,624,520
Chongqing Changan Automobile Co. Ltd. (B Shares)	15,733,741	30,891,231
		38,515,751
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR	90,000	2,826,900
Hotels, Restaurants & Leisure - 2.3%
Huangshan Tourism Development Co. Ltd.	5,899,876	10,671,816
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	5,000,000	1,849,020
Tuniu Corp. Class A sponsored ADR (a)(b)	895,000	11,429,150
		23,949,986
Household Durables - 2.4%
Haier Electronics Group Co. Ltd.	5,492,000	9,695,446
Qingdao Haier Co. Ltd.	3,099,822	4,325,902
Techtronic Industries Co. Ltd.	2,887,500	10,955,759
		24,977,107
Internet & Catalog Retail - 2.4%
Ctrip.com International Ltd. sponsored ADR (a)	286,000	12,206,480
Qunar Cayman Islands Ltd. sponsored ADR (a)	285,000	12,562,800
		24,769,280
Media - 2.0%
Poly Culture Group Corp. Ltd. (H Shares)(b)(c)	4,978,100	11,492,947
Shanghaioriental Pearl Media Co. Ltd.	2,336,455	9,238,911
		20,731,858
Specialty Retail - 0.4%
China Harmony New Energy Auto	7,500,000	4,766,954
Textiles, Apparel & Luxury Goods - 2.1%
Lao Feng Xiang Co. Ltd. (B Shares)	2,499,988	9,464,809
Pacific Textile Holdings Ltd.	4,000,000	5,832,086
Toung Loong Textile Manufacturing Co. Ltd.	2,375,000	6,637,424
		21,934,319

TOTAL CONSUMER DISCRETIONARY		174,297,415

CONSUMER STAPLES - 3.8%
Beverages - 2.2%
Kweichow Moutai Co. Ltd.	743,946	22,824,874
Food & Staples Retailing - 1.0%
China Resources Beer Holdings Co. Ltd.	6,536,000	10,423,063
Food Products - 0.6%
China Modern Dairy Holdings Ltd. (b)	34,000,000	6,235,854

TOTAL CONSUMER STAPLES		39,483,791

FINANCIALS - 26.5%
Banks - 11.1%
Bank of China Ltd. (H Shares)	46,321,000	18,137,973
China Construction Bank Corp. (H Shares)	69,148,000	42,214,514
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(d)	4,704,400	19,202,369
Industrial & Commercial Bank of China Ltd. (H Shares)	44,543,000	23,182,015
Midea Group Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 2/10/17 (a)(d)	3,090,600	12,976,290
		115,713,161
Capital Markets - 3.8%
Beijing Yanjing Brewery Co. Ltd. ELS (A Shares) (UBS Warrant Programme) warrants 7/30/18 (a)(d)	10,595,900	10,946,951
Hangzhou Robam Appliances Co. Ltd. (UBS Warrant Programme) warrants 1/15/18 (a)	512,858	3,048,211
Huayi Brothers Media Corp. ELS (UBS Warrant Programme) warrants 5/19/16 (a)(d)	1,490,000	6,180,367
Shanghai Bestway Marine Engineering Design Co. Ltd. warrants 3/5/17 (a)	2,158,144	7,850,209
Shenzhen Airport Co. Ltd. ELS (UBS Warrant Programme) (A Shares) warrants 2/17/17 (a)(d)	5,020,806	5,364,686
Yunnan Baiyao Group Co. Ltd. ELS (UBS Warrant Programme) (A Shares) warrants 2/17/17 (a)(d)	559,455	5,159,767
Zhejiang Huace Film & TV Co. Ltd. ELS (UBS Warrant Programme) warrants 2/17/17 (a)	485,000	1,573,295
		40,123,486
Insurance - 10.4%
AIA Group Ltd.	7,498,200	41,685,988
China Pacific Insurance (Group) Co. Ltd. (H Shares)	7,908,800	27,907,393
New China Life Insurance Co. Ltd. (H Shares)	3,477,000	11,909,383
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	6,024,500	27,294,881
		108,797,645
Real Estate Management & Development - 1.2%
Beijing Capital Land Ltd. (H Shares)	35,170,000	13,187,616

TOTAL FINANCIALS		277,821,908

HEALTH CARE - 6.1%
Biotechnology - 0.1%
3SBio, Inc. (a)	1,257,500	1,524,504
Health Care Providers & Services - 0.9%
China National Accord Medicines Corp. Ltd.	1,256,673	5,216,839
Phoenix Healthcare Group Ltd. (b)	4,576,500	3,958,873
		9,175,712
Life Sciences Tools & Services - 1.3%
JHL Biotech, Inc.	4,010,696	13,637,540
Pharmaceuticals - 3.8%
CSPC Pharmaceutical Group Ltd.	13,662,000	11,554,198
Jiangsu Hengrui Medicine Co. Ltd.	1,099,988	7,388,475
Lee's Pharmaceutical Holdings Ltd.	8,273,500	7,650,919
Livzon Pharmaceutical Group, Inc.	2,990,000	13,491,955
		40,085,547

TOTAL HEALTH CARE		64,423,303

INDUSTRIALS - 11.1%
Air Freight & Logistics - 0.4%
Sinotrans Air Transportation Development Co. Ltd. (A Shares)	1,599,830	4,425,909
Airlines - 2.8%
Air China Ltd. (H Shares)	6,648,000	4,322,196
China Eastern Airlines Corp. Ltd. (H Shares) (a)	26,446,000	12,912,204
China Southern Airlines Ltd. (H Shares)	20,194,000	12,245,733
		29,480,133
Construction & Engineering - 1.6%
Beijing Urban Consolidated & Development Group Ltd. (H Shares) (b)(c)	20,963,000	10,911,071
China Energy Engineering Corp. Ltd.	30,000,000	5,352,680
		16,263,751
Electrical Equipment - 1.4%
Harbin Electric Machinery Co. Ltd.(H Shares) (b)	21,974,000	7,958,632
Jiangnan Group Ltd. (b)	42,000,000	6,257,104
		14,215,736
Machinery - 2.0%
Lonking Holdings Ltd.	28,600,000	3,703,808
Sinotruk Hong Kong Ltd.	8,000,000	2,677,135
Weichai Power Co. Ltd. (H Shares)	7,850,000	7,522,188
Zhengzhou Yutong Bus Co. Ltd.	2,424,656	6,926,407
		20,829,538
Marine - 1.8%
China Shipping Development Co. Ltd. (H Shares)	27,640,000	17,431,775
Sinotrans Shipping Ltd. (b)	12,186,000	1,912,687
		19,344,462
Trading Companies & Distributors - 1.1%
Summit Ascent Holdings Ltd. (a)(b)	48,136,000	11,402,999

TOTAL INDUSTRIALS		115,962,528

INFORMATION TECHNOLOGY - 22.8%
Electronic Equipment & Components - 3.2%
Largan Precision Co. Ltd.	159,000	11,358,973
Sunny Optical Technology Group Co. Ltd. (b)	3,000,000	6,438,650
Tongda Group Holdings Ltd.	65,800,000	10,542,390
Wasion Group Holdings Ltd.	8,250,000	5,119,462
		33,459,475
Internet Software & Services - 12.8%
58.com, Inc. ADR (a)(b)	235,178	13,193,486
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	397,400	26,637,722
SINA Corp. (a)	240,000	11,028,000
Tencent Holdings Ltd.	4,388,400	82,443,552
		133,302,760
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Semiconductor Engineering, Inc.	10,011,000	10,703,595
Taiwan Semiconductor Manufacturing Co. Ltd.	7,653,000	32,800,286
Vanguard International Semiconductor Corp.	5,000,000	7,144,652
		50,648,533
Software - 0.9%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	48,540,000	9,315,456
Technology Hardware, Storage & Peripherals - 1.1%
ADLINK Technology, Inc.	3,682,844	7,656,547
Axiomtek Co. Ltd.	2,000,000	3,993,025
		11,649,572

TOTAL INFORMATION TECHNOLOGY		238,375,796

MATERIALS - 4.5%
Construction Materials - 3.4%
Asia Cement (China) Holdings Corp.	465,000	95,740
BBMG Corp. (H Shares) (b)	34,800,000	19,555,887
China Shanshui Cement Group Ltd. (a)(b)	20,656,000	8,050,837
West China Cement Ltd.	37,258,000	7,682,160
		35,384,624
Metals & Mining - 1.0%
Angang Steel Co. Ltd. (H Shares) (b)	13,780,000	6,029,959
Fushan International Energy Group Ltd. (b)	15,578,000	1,675,404
Maanshan Iron & Steel Ltd. (H Shares) (a)(b)	14,818,000	2,741,809
		10,447,172
Paper & Forest Products - 0.1%
Lee & Man Paper Manufacturing Ltd.	1,506,000	853,476

TOTAL MATERIALS		46,685,272

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
China Telecom Corp. Ltd. (H Shares)	13,024,000	6,125,768
China Unicom Ltd.	13,784,000	15,271,402
CITIC 1616 Holdings Ltd.	19,565,000	6,780,482
		28,177,652
UTILITIES - 2.1%
Independent Power and Renewable Electricity Producers - 2.1%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	50,462,000	14,894,334
Huaneng Renewables Corp. Ltd. (H Shares)	31,944,000	6,944,971
		21,839,305
TOTAL COMMON STOCKS
(Cost $1,201,059,266)		1,007,066,970

Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Catalog Retail - 0.7%
China Internet Plus Holdings Ltd. (e)
(Cost $6,268,244)	1,983,088	7,656,108

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.38% (f)	28,840,338	28,840,338
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	50,596,908	50,596,908
TOTAL MONEY MARKET FUNDS
(Cost $79,437,246)		79,437,246
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $1,286,764,756)		1,094,160,324
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(48,176,288)
NET ASSETS - 100%		$1,045,984,036

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,830,430 or 5.7% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,656,108 or 0.7% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,796
Fidelity Securities Lending Cash Central Fund	346,823
Total	$359,619

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	$12,897,334	$--	$--	$--	$10,911,071
Poly Culture Group Corp. Ltd. (H Shares)	11,968,205	--	--	--	11,492,947
Total	$24,865,539	$--	$--	$--	$22,404,018

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$181,953,523	$39,025,330	$130,946,183	$11,982,010
Consumer Staples	39,483,791	--	39,483,791	--
Financials	277,821,908	--	277,821,908	--
Health Care	64,423,303	--	59,206,464	5,216,839
Industrials	115,962,528	--	115,962,528	--
Information Technology	238,375,796	50,859,208	187,516,588	--
Materials	46,685,272	--	38,634,435	8,050,837
Telecommunication Services	28,177,652	--	28,177,652	--
Utilities	21,839,305	--	21,839,305	--
Money Market Funds	79,437,246	79,437,246	--	--
Total Investments in Securities:	$1,094,160,324	$169,321,784	$899,588,854	$25,249,686

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$33,300,654
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$12,373,756
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(391,746)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$11,982,010
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(391,746)
Equities - Health Care
Beginning Balance	$14,369,442
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,065,520)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(8,087,083)
Ending Balance	$5,216,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(1,065,520)
Equities - Industrials
Beginning Balance	$15,897,809
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(15,897,809)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$--
Equities - Materials
Beginning Balance	$14,440,021
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(6,389,184)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$8,050,837
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(6,389,184)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$25,249,686	Adjusted transaction price	Proxy movement	51.8% - 7.5% / 31.3%	Increase
		Last transaction price	Transaction price	$3.86	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,288,247,803. Net unrealized depreciation aggregated $194,087,479, of which $49,606,140 related to appreciated investment securities and $243,693,619 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Worldwide Fund

January 31, 2016

WLD-QTLY-0316
1.813085.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 0.9%
1-Page Ltd. (a)	188,555	$468,829
Ansell Ltd.	120,679	1,734,367
Australia & New Zealand Banking Group Ltd.	192,743	3,345,826
Burson Group Ltd.	486,326	1,453,107
Mantra Group Ltd.	551,523	1,904,549
Ramsay Health Care Ltd.	80,656	3,501,789
Spark Infrastructure Group unit	686,588	970,654

TOTAL AUSTRALIA		13,379,121

Austria - 0.3%
Andritz AG	28,200	1,311,255
Erste Group Bank AG (a)	118,900	3,434,619

TOTAL AUSTRIA		4,745,874

Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC (a)	332,800	1,596,981
Regus PLC	731,421	3,091,941
Wizz Air Holdings PLC	34,000	920,616
Wolseley PLC	64,103	3,179,936

TOTAL BAILIWICK OF JERSEY		8,789,474

Belgium - 1.0%
Anheuser-Busch InBev SA NV	85,411	10,741,843
KBC Groep NV	64,064	3,671,303

TOTAL BELGIUM		14,413,146

Bermuda - 0.1%
PAX Global Technology Ltd.	1,889,000	1,914,866
Canada - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	52,000	2,263,516
Constellation Software, Inc.	14,600	5,315,155
Entertainment One Ltd.	51,661	110,694
Imperial Oil Ltd.	79,300	2,431,248
PrairieSky Royalty Ltd. (b)	112,799	1,605,548
Premium Brands Holdings Corp.	5,000	149,904
Suncor Energy, Inc.	39,400	933,180

TOTAL CANADA		12,809,245

Cayman Islands - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	31,400	2,104,742
Ctrip.com International Ltd. sponsored ADR (a)	19,200	819,456
JD.com, Inc. sponsored ADR (a)	98,000	2,550,940
Lee's Pharmaceutical Holdings Ltd.	433,629	400,998
New Oriental Education & Technology Group, Inc. sponsored ADR	54,800	1,721,268
Qunar Cayman Islands Ltd. sponsored ADR (a)	3,364	148,285
Tencent Holdings Ltd.	20,000	375,734

TOTAL CAYMAN ISLANDS		8,121,423

Chile - 0.2%
Vina San Pedro SA	364,985,751	3,407,352
China - 0.2%
Jiangsu Hengrui Medicine Co. Ltd.	264,160	1,774,328
Kweichow Moutai Co. Ltd.	41,800	1,282,458
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	28,559	89,487

TOTAL CHINA		3,146,273

Curacao - 0.2%
Schlumberger Ltd.	42,000	3,035,340
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	11,404
Denmark - 0.7%
NNIT A/S	121,582	3,051,643
Novo Nordisk A/S Series B	132,980	7,429,381

TOTAL DENMARK		10,481,024

Finland - 0.3%
Sampo Oyj (A Shares)	99,200	4,803,688
France - 4.4%
Accor SA	107,169	4,070,094
ALTEN	40,600	2,285,285
Altran Technologies SA	155,600	1,965,000
Amundi SA (a)	38,700	1,621,006
Atos Origin SA	32,556	2,573,668
AXA SA	275,600	6,810,830
Capgemini SA	54,900	5,016,803
Cegedim SA (a)	35,010	1,045,615
Havas SA	324,941	2,589,182
Sanofi SA	64,239	5,342,159
Sodexo SA	27,200	2,663,926
SR Teleperformance SA	18,900	1,574,660
Total SA	392,931	17,454,358
Unibail-Rodamco	9,900	2,495,410
VINCI SA	107,700	7,296,377
Vivendi SA (b)	73,151	1,590,309

TOTAL FRANCE		66,394,682

Germany - 3.2%
adidas AG	18,000	1,853,507
Axel Springer Verlag AG	43,237	2,251,457
Beiersdorf AG	15,300	1,412,097
Continental AG	18,900	3,966,114
Deutsche Boerse AG	34,100	2,909,840
Deutsche Telekom AG	208,000	3,621,878
Fresenius SE & Co. KGaA	29,600	1,964,193
GEA Group AG	48,856	2,049,662
KION Group AG	95,589	4,718,890
LEG Immobilien AG	29,191	2,369,499
ProSiebenSat.1 Media AG	74,400	3,717,313
Rational AG	5,900	2,645,883
SAP AG	133,913	10,670,850
Symrise AG	41,600	2,697,728
United Internet AG	28,291	1,464,157

TOTAL GERMANY		48,313,068

Greece - 0.1%
Folli Follie SA	59,300	931,465
Hong Kong - 1.5%
AIA Group Ltd.	1,895,800	10,539,636
China Resources Beer Holdings Co. Ltd.	1,854,000	2,956,603
Techtronic Industries Co. Ltd.	2,227,500	8,451,585

TOTAL HONG KONG		21,947,824

India - 1.2%
Bharti Infratel Ltd.	702,057	3,759,775
Dr Lal Pathlabs Ltd.	8,817	101,671
HDFC Bank Ltd. sponsored ADR	89,493	5,399,113
Housing Development Finance Corp. Ltd.	454,567	7,957,288
InterGlobe Aviation Ltd. (a)	4,829	62,913
Kotak Mahindra Bank Ltd.	55,000	558,096
Lupin Ltd.	31,060	786,659
Sun Pharmaceutical Industries Ltd.	20,398	264,029

TOTAL INDIA		18,889,544

Ireland - 2.6%
Alkermes PLC (a)	159,495	5,105,435
Bank of Ireland (a)	3,692,100	1,201,932
Cairn Homes PLC (a)	968,256	1,241,115
Dalata Hotel Group PLC (a)	574,200	3,056,385
Green REIT PLC	471,013	764,809
Greencore Group PLC	1,444,741	8,025,501
Kerry Group PLC Class A	59,000	4,811,022
Medtronic PLC	179,000	13,589,680
Prothena Corp. PLC (a)	6,300	245,385
Ryanair Holdings PLC sponsored ADR	25,500	1,997,925

TOTAL IRELAND		40,039,189

Isle of Man - 0.4%
Optimal Payments PLC (a)	794,588	4,578,030
Playtech Ltd.	94,225	1,035,487

TOTAL ISLE OF MAN		5,613,517

Israel - 1.5%
Bezeq The Israel Telecommunication Corp. Ltd.	3,079,900	6,594,787
Frutarom Industries Ltd.	66,100	3,329,365
Partner Communications Co. Ltd. (a)	177,040	795,625
Teva Pharmaceutical Industries Ltd. sponsored ADR	188,000	11,558,240

TOTAL ISRAEL		22,278,017

Italy - 0.8%
De Longhi SpA	168,300	4,026,253
Intesa Sanpaolo SpA	1,622,700	4,623,346
Mediaset SpA	189,800	637,145
Telecom Italia SpA (a)(b)	2,866,200	3,190,034

TOTAL ITALY		12,476,778

Japan - 7.3%
A/S One Corp.	67,300	2,349,499
ACOM Co. Ltd. (a)	315,100	1,431,862
Ain Holdings, Inc.	37,900	1,722,115
Aozora Bank Ltd.	678,000	2,270,969
Asahi Group Holdings	79,900	2,564,537
Astellas Pharma, Inc.	433,700	6,005,254
Broadleaf Co. Ltd.	107,900	998,121
Daiichikosho Co. Ltd.	46,200	1,862,379
Dentsu, Inc.	82,800	4,400,508
Don Quijote Holdings Co. Ltd.	71,000	2,404,414
Hoya Corp.	183,500	7,083,519
Japan Exchange Group, Inc.	115,400	1,640,636
Japan Tobacco, Inc.	125,600	4,918,967
KDDI Corp.	363,300	9,199,704
Keyence Corp.	4,360	2,057,422
Misumi Group, Inc.	201,700	2,466,624
Mitsubishi UFJ Financial Group, Inc.	1,167,200	5,985,283
Monex Group, Inc.	843,700	2,140,999
NEC Corp.	1,525,000	4,039,015
Nidec Corp.	44,200	3,015,714
Nippon Kanzai Co. Ltd.	107,000	1,643,700
Olympus Corp.	203,400	7,931,353
ORIX Corp.	297,000	4,200,312
Seven & i Holdings Co. Ltd.	75,800	3,380,867
Seven Bank Ltd.	701,100	2,985,975
Shinsei Bank Ltd.	1,157,000	1,808,353
Sony Corp.	145,700	3,381,597
Sundrug Co. Ltd.	41,400	2,742,713
Tsuruha Holdings, Inc.	61,000	5,062,072
United Arrows Ltd.	63,100	3,052,028
VT Holdings Co. Ltd.	280,200	1,643,293
Welcia Holdings Co. Ltd.	63,800	3,444,746

TOTAL JAPAN		109,834,550

Kenya - 0.1%
Safaricom Ltd.	6,251,600	924,919
Luxembourg - 0.3%
Eurofins Scientific SA	6,900	2,263,643
Grand City Properties SA	100,234	2,076,686

TOTAL LUXEMBOURG		4,340,329

Marshall Islands - 0.0%
Hoegh LNG Partners LP	49,800	702,678
Netherlands - 1.5%
AerCap Holdings NV (a)	87,000	2,671,770
Arcadis NV	75,300	1,009,777
IMCD Group BV	127,200	4,509,327
ING Groep NV (Certificaten Van Aandelen)	302,900	3,450,725
Unilever NV (Certificaten Van Aandelen) (Bearer)	245,700	10,781,151

TOTAL NETHERLANDS		22,422,750

New Zealand - 0.3%
EBOS Group Ltd.	210,137	1,831,559
Ryman Healthcare Group Ltd.	459,616	2,392,900

TOTAL NEW ZEALAND		4,224,459

Philippines - 0.1%
SM Investments Corp.	106,630	1,862,759
Portugal - 0.1%
NOS SGPS SA	224,600	1,629,906
South Africa - 0.9%
Distell Group Ltd.	126,410	1,262,281
EOH Holdings Ltd.	184,122	1,561,369
Naspers Ltd. Class N	80,700	10,198,311

TOTAL SOUTH AFRICA		13,021,961

Spain - 1.0%
Amadeus IT Holding SA Class A	108,400	4,426,919
Atresmedia Corporacion de Medios de Comunicacion SA	140,600	1,334,270
Hispania Activos Inmobiliarios SA (a)	76,100	946,345
Inditex SA	133,345	4,388,283
Mediaset Espana Comunicacion SA	215,200	2,092,793
Merlin Properties Socimi SA	162,800	1,890,608

TOTAL SPAIN		15,079,218

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	177,600	3,764,257
Getinge AB (B Shares)	203,100	4,473,554
HEXPOL AB (B Shares)	189,000	1,677,144
Indutrade AB	8,479	451,404
Nordea Bank AB	331,200	3,335,086
Saab AB (B Shares)	36,200	1,092,737
Sandvik AB	215,700	1,805,042
Svenska Cellulosa AB (SCA) (B Shares)	198,900	5,894,929
Svenska Handelsbanken AB (A Shares)	154,000	1,937,690

TOTAL SWEDEN		24,431,843

Switzerland - 2.6%
Chubb Ltd.	56,000	6,331,920
Credit Suisse Group AG	329,055	5,829,332
EFG International	121,135	1,063,547
GAM Holding Ltd.	88,177	1,231,883
Julius Baer Group Ltd.	59,790	2,537,896
Novartis AG	136,929	10,608,362
Partners Group Holding AG	14,778	5,329,755
Schindler Holding AG (participation certificate)	10,829	1,659,538
Syngenta AG (Switzerland)	11,414	4,202,809
UBS Group AG	50,495	834,439

TOTAL SWITZERLAND		39,629,481

Taiwan - 0.1%
JHL Biotech, Inc.	309,104	1,051,044
United Kingdom - 7.4%
AA PLC	246,910	1,040,797
Associated British Foods PLC	48,600	2,192,521
Aviva PLC	413,900	2,854,572
B&M European Value Retail S.A.	583,765	2,344,948
BAE Systems PLC	184,000	1,360,837
BCA Marketplace PLC	511,600	1,225,097
BT Group PLC	385,900	2,685,713
Bunzl PLC	134,200	3,590,194
Compass Group PLC	131,200	2,257,937
Diploma PLC	147,500	1,412,929
Essentra PLC	60,211	632,746
Hikma Pharmaceuticals PLC	151,087	4,360,938
Hilton Food Group PLC	350,100	2,614,642
Howden Joinery Group PLC	711,100	5,093,415
Imperial Tobacco Group PLC	287,003	15,539,963
ITV PLC	1,407,500	5,380,695
JUST EAT Ltd. (a)	150,600	806,570
Lloyds Banking Group PLC	4,617,400	4,325,849
London Stock Exchange Group PLC	163,581	5,792,304
McCarthy & Stone PLC (a)	205,500	817,442
Micro Focus International PLC	210,900	4,177,331
Moneysupermarket.com Group PLC	330,200	1,597,709
New Melrose Industries PLC	98,908	421,685
Next PLC	56,500	5,600,084
Persimmon PLC	92,000	2,684,494
Poundland Group PLC	157,551	319,961
Reckitt Benckiser Group PLC	46,700	4,153,549
Rex Bionics PLC (a)	100,000	62,355
SABMiller PLC	46,300	2,772,577
Schroders PLC	37,600	1,469,080
Shawbrook Group PLC	574,700	2,433,738
Softcat PLC (a)	114,400	557,554
Spirax-Sarco Engineering PLC	33,846	1,477,283
St. James's Place Capital PLC	335,400	4,592,071
Taylor Wimpey PLC	761,900	2,100,821
The Restaurant Group PLC	123,700	942,409
Virgin Money Holdings Uk PLC	423,100	1,904,514
Vodafone Group PLC	1,977,009	6,354,803
Whitbread PLC	28,175	1,614,718
Workspace Group PLC	48,900	564,125

TOTAL UNITED KINGDOM		112,130,970

United States of America - 52.0%
Activision Blizzard, Inc.	12,900	449,178
Acuity Brands, Inc.	20,000	4,048,600
Adobe Systems, Inc. (a)	525,200	46,811,076
Alaska Air Group, Inc.	243,400	17,135,360
Alphabet, Inc. Class A	66,000	50,249,094
Amazon.com, Inc. (a)	45,000	26,415,000
American Tower Corp.	200,000	18,868,000
ANSYS, Inc. (a)	56,000	4,938,640
AT&T, Inc.	276,000	9,952,560
AutoZone, Inc. (a)	33,100	25,400,609
Ball Corp.	12,000	801,960
Becton, Dickinson & Co.	21,000	3,052,770
bluebird bio, Inc. (a)	33,000	1,364,880
Bristol-Myers Squibb Co.	236,900	14,725,704
Celgene Corp. (a)	19,000	1,906,080
Chevron Corp.	131,900	11,405,393
Cigna Corp.	24,000	3,206,400
CME Group, Inc.	27,000	2,425,950
Cognizant Technology Solutions Corp. Class A (a)	304,000	19,246,240
Constellation Brands, Inc. Class A (sub. vtg.)	99,200	15,126,016
Costco Wholesale Corp.	44,000	6,649,280
CVS Health Corp.	116,000	11,204,440
E*TRADE Financial Corp. (a)	170,700	4,021,692
Edwards Lifesciences Corp. (a)	82,000	6,413,220
Electronic Arts, Inc. (a)	127,000	8,197,215
Estee Lauder Companies, Inc. Class A	180,000	15,345,000
Extra Space Storage, Inc.	59,000	5,350,710
Exxon Mobil Corp.	177,000	13,779,450
Facebook, Inc. Class A (a)	289,500	32,484,795
Harris Corp.	23,000	2,000,310
Home Depot, Inc.	99,000	12,450,240
Illumina, Inc. (a)	7,000	1,105,650
Intercept Pharmaceuticals, Inc. (a)	44,100	4,684,743
Interpublic Group of Companies, Inc.	92,000	2,064,480
Ionis Pharmaceuticals, Inc. (a)	35,200	1,370,336
J.B. Hunt Transport Services, Inc.	15,000	1,090,500
Johnson & Johnson	95,000	9,921,800
Kansas City Southern	125,000	8,860,000
L Brands, Inc.	52,000	4,999,800
Level 3 Communications, Inc. (a)	164,000	8,004,840
LinkedIn Corp. Class A (a)	7,000	1,385,370
Lockheed Martin Corp.	25,000	5,275,000
lululemon athletica, Inc. (a)	48,500	3,010,395
MasterCard, Inc. Class A	275,000	24,483,250
McGraw Hill Financial, Inc.	128,149	10,895,228
Medivation, Inc. (a)	417,082	13,638,581
Microsoft Corp.	444,000	24,459,960
Molson Coors Brewing Co. Class B	104,400	9,446,112
Monster Beverage Corp.	15,700	2,119,971
MSCI, Inc. Class A	278,200	19,151,288
Netflix, Inc. (a)	25,100	2,305,184
NIKE, Inc. Class B	178,000	11,037,780
Northrop Grumman Corp.	10,000	1,850,600
O'Reilly Automotive, Inc. (a)	42,000	10,957,800
Orbital ATK, Inc.	15,000	1,353,450
PayPal Holdings, Inc. (a)	619,000	22,370,660
Post Holdings, Inc. (a)	137,800	8,061,300
Prestige Brands Holdings, Inc. (a)	463,000	21,612,840
Priceline Group, Inc. (a)	1,300	1,384,461
Public Storage	13,000	3,296,280
Raytheon Co.	18,000	2,308,320
Regeneron Pharmaceuticals, Inc. (a)	3,000	1,260,270
Reynolds American, Inc.	393,000	19,630,350
Salesforce.com, Inc. (a)	97,118	6,609,851
ServiceMaster Global Holdings, Inc. (a)	577,500	24,376,275
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,000	591,990
Snap-On, Inc.	57,000	9,208,920
Spirit Airlines, Inc. (a)	134,200	5,609,560
Starbucks Corp.	34,000	2,066,180
Synchrony Financial (a)	105,000	2,984,100
The Cooper Companies, Inc.	16,800	2,203,320
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	56,000	10,145,520
Ultragenyx Pharmaceutical, Inc. (a)	21,700	1,218,455
Under Armour, Inc. Class A (sub. vtg.) (a)	20,000	1,708,600
UnitedHealth Group, Inc.	109,000	12,552,440
VeriSign, Inc. (a)	12,000	907,200
Verisk Analytics, Inc. (a)	22,000	1,606,000
Verizon Communications, Inc.	182,000	9,094,540
Visa, Inc. Class A	361,000	26,890,890
Wells Fargo & Co.	102,000	5,123,460
Workday, Inc. Class A (a)	59,000	3,717,590
Zebra Technologies Corp. Class A (a)	10,890	657,756

TOTAL UNITED STATES OF AMERICA		786,095,108

TOTAL COMMON STOCKS
(Cost $1,340,832,720)		1,463,324,289

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.2%
United States of America - 0.2%
American Tower Corp. 5.50%	34,000	3,357,500
Nonconvertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. (c)	369,166	1,425,239
TOTAL PREFERRED STOCKS
(Cost $4,566,878)		4,782,739

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.38% (d)	30,088,830	30,088,830
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	3,775,400	3,775,400
TOTAL MONEY MARKET FUNDS
(Cost $33,864,230)		33,864,230
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $1,379,263,828)		1,501,971,258
NET OTHER ASSETS (LIABILITIES) - 0.6%		9,794,789
NET ASSETS - 100%		$1,511,766,047

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,425,239 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,036
Fidelity Securities Lending Cash Central Fund	49,889
Total	$72,925

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$256,046,063	$144,154,263	$110,466,561	$1,425,239
Consumer Staples	191,769,882	93,403,241	98,366,641	--
Energy	51,347,195	33,892,837	17,454,358	--
Financials	221,188,407	87,205,241	133,983,166	--
Health Care	210,961,464	134,960,688	76,000,776	--
Industrials	122,452,742	63,016,005	59,436,737	--
Information Technology	335,849,691	283,278,972	52,570,719	--
Materials	13,341,752	4,131,325	9,210,427	--
Telecommunication Services	64,179,178	35,367,271	28,811,907	--
Utilities	970,654	--	970,654	--
Money Market Funds	33,864,230	33,864,230	--	--
Total Investments in Securities:	$1,501,971,258	$913,274,073	$587,271,946	$1,425,239

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$292,755,823
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,381,938,357. Net unrealized appreciation aggregated $120,032,901, of which $200,873,063 related to appreciated investment securities and $80,840,162 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

January 31, 2016

JSC-QTLY-0316
1.813017.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Auto Components - 3.0%
Bridgestone Corp.	154,500	$5,628,739
Hi-Lex Corp.	107,800	2,977,026
Kinugawa Rubber Industrial Co. Ltd.	1,340,000	7,022,094
		15,627,859
Distributors - 2.1%
Central Automotive Products Ltd.	808,000	5,905,517
Chori Co. Ltd.	368,700	4,735,650
		10,641,167
Diversified Consumer Services - 1.3%
Asante, Inc.	519,900	6,791,667
Hotels, Restaurants & Leisure - 1.8%
Koshidaka Holdings Co. Ltd. (a)	286,600	5,223,277
St. Marc Holdings Co. Ltd.	156,600	4,208,935
		9,432,212
Media - 2.8%
Daiichikosho Co. Ltd.	237,400	9,569,888
Proto Corp.	355,700	5,071,183
		14,641,071
Specialty Retail - 6.6%
Arc Land Sakamoto Co. Ltd.	269,700	5,696,461
Asahi Co. Ltd.	687,600	8,608,721
Fuji Corp.	292,800	4,754,375
Nitori Holdings Co. Ltd.	94,200	7,651,474
VT Holdings Co. Ltd.	1,209,800	7,095,130
		33,806,161
Textiles, Apparel & Luxury Goods - 0.8%
Hagihara Industries, Inc.	216,000	4,019,794

TOTAL CONSUMER DISCRETIONARY		94,959,931

CONSUMER STAPLES - 10.8%
Food & Staples Retailing - 5.5%
Kato Sangyo	273,400	6,788,695
Mitsubishi Shokuhin Co. Ltd.	285,700	6,733,264
San-A Co. Ltd.	163,400	7,541,201
Sogo Medical Co. Ltd.	196,600	7,121,630
		28,184,790
Food Products - 4.4%
Kotobuki Spirits Co. Ltd.	215,000	9,853,319
Rokko Butter Co. Ltd.	235,600	3,036,074
S Foods, Inc. (a)	250,900	5,102,446
Toyo Suisan Kaisha Ltd.	139,800	4,841,383
		22,833,222
Tobacco - 0.9%
Japan Tobacco, Inc.	111,900	4,382,424

TOTAL CONSUMER STAPLES		55,400,436

ENERGY - 2.1%
Energy Equipment & Services - 1.0%
Shinko Plantech Co. Ltd.	636,400	5,000,582
Oil, Gas & Consumable Fuels - 1.1%
San-Ai Oil Co. Ltd.	761,000	5,901,351

TOTAL ENERGY		10,901,933

FINANCIALS - 10.5%
Banks - 2.3%
Fukuoka Financial Group, Inc.	1,178,000	4,999,400
Shinsei Bank Ltd.	4,382,000	6,848,922
		11,848,322
Consumer Finance - 1.0%
ACOM Co. Ltd. (b)	1,084,700	4,929,040
Diversified Financial Services - 3.0%
Fuyo General Lease Co. Ltd.	152,100	7,477,290
ORIX Corp.	552,800	7,817,955
		15,295,245
Insurance - 1.3%
Tokio Marine Holdings, Inc.	190,100	6,801,710
Real Estate Management & Development - 2.9%
Daito Trust Construction Co. Ltd.	70,400	8,950,373
Leopalace21 Corp. (b)	1,090,500	6,039,843
		14,990,216

TOTAL FINANCIALS		53,864,533

HEALTH CARE - 7.2%
Health Care Equipment & Supplies - 3.5%
Fukuda Denshi Co. Ltd.	109,800	5,463,279
Medikit Co. Ltd.	189,000	5,823,539
Paramount Bed Holdings Co. Ltd.	189,800	6,545,221
		17,832,039
Health Care Providers & Services - 2.6%
A/S One Corp.	197,900	6,908,854
Miraca Holdings, Inc.	159,500	6,582,468
		13,491,322
Pharmaceuticals - 1.1%
Astellas Pharma, Inc.	405,100	5,609,243

TOTAL HEALTH CARE		36,932,604

INDUSTRIALS - 22.2%
Building Products - 3.5%
Bunka Shutter Co. Ltd.	631,700	5,195,906
Sekisui Jushi Corp.	497,600	5,993,894
Sinko Industries Ltd.	524,200	6,829,091
		18,018,891
Commercial Services & Supplies - 2.7%
Aeon Delight Co. Ltd.	236,100	7,784,480
ProNexus, Inc.	745,200	6,159,312
		13,943,792
Construction & Engineering - 2.2%
Hokuriku Electrical Construction Co. Ltd.	684,500	5,291,566
Toshiba Plant Systems & Services Corp.	533,800	6,236,923
		11,528,489
Electrical Equipment - 1.0%
Aichi Electric Co. Ltd.	816,000	2,364,805
Denyo Co. Ltd.	231,500	2,960,796
		5,325,601
Machinery - 2.5%
Daiwa Industries Ltd.	602,100	4,421,493
Kokusai Co. Ltd. (a)	239,100	3,014,945
Oiles Corp.	367,380	5,445,330
		12,881,768
Professional Services - 3.7%
Funai Soken Holdings, Inc.	333,720	4,232,168
Meitec Corp.	71,900	2,423,594
Weathernews, Inc.	210,900	7,028,155
Yamada Consulting Group Co. Ltd. (a)	185,200	5,348,542
		19,032,459
Trading Companies & Distributors - 5.3%
Daiichi Jitsugyo Co. Ltd.	679,000	3,004,090
Inaba Denki Sangyo Co. Ltd.	140,800	4,391,440
Maruka Machinery Co. Ltd.	205,800	2,532,260
Mitani Shoji Co. Ltd.	276,800	7,023,707
Yamazen Co. Ltd.	748,100	6,237,192
Yuasa Trading Co. Ltd.	183,000	4,120,128
		27,308,817
Transportation Infrastructure - 1.3%
Kamigumi Co. Ltd.	732,000	6,596,798

TOTAL INDUSTRIALS		114,636,615

INFORMATION TECHNOLOGY - 8.8%
Electronic Equipment & Components - 2.7%
Amano Corp.	602,400	7,947,603
Macnica Fuji Electronics Holdings, Inc. (b)	480,400	5,923,652
		13,871,255
IT Services - 1.0%
TKC Corp.	210,700	5,136,223
Software - 3.0%
Broadleaf Co. Ltd.	321,500	2,974,013
Oracle Corp. Japan	87,100	3,955,713
SRA Holdings, Inc.	378,200	8,871,129
		15,800,855
Technology Hardware, Storage & Peripherals - 2.1%
Elecom Co. Ltd.	600,600	7,366,855
Hitachi Maxell Ltd.	231,800	3,388,469
		10,755,324

TOTAL INFORMATION TECHNOLOGY		45,563,657

MATERIALS - 8.1%
Chemicals - 8.1%
C. Uyemura & Co. Ltd.	116,600	4,621,242
JSR Corp.	415,100	6,028,212
Kuraray Co. Ltd.	640,600	7,727,066
Lintec Corp.	361,200	7,325,688
Sakata INX Corp.	518,300	4,940,822
SK Kaken Co. Ltd.	69,000	5,408,815
Tokyo Ohka Kogyo Co. Ltd.	188,700	5,896,696
		41,948,541
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
KDDI Corp.	256,800	6,502,846
UTILITIES - 3.6%
Electric Utilities - 2.0%
Hokuriku Electric Power Co., Inc.	341,300	4,829,945
The Okinawa Electric Power Co., Inc.	237,250	5,789,361
		10,619,306
Gas Utilities - 1.6%
Tokyo Gas Co. Ltd.	1,758,000	8,100,246

TOTAL UTILITIES		18,719,552

TOTAL COMMON STOCKS
(Cost $431,930,440)		479,430,648

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.38% (c)	25,970,066	25,970,066
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	564,184	564,184
TOTAL MONEY MARKET FUNDS
(Cost $26,534,250)		26,534,250
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $458,464,690)		505,964,898
NET OTHER ASSETS (LIABILITIES) - 1.8%		9,294,602
NET ASSETS - 100%		$515,259,500

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,035
Fidelity Securities Lending Cash Central Fund	12,610
Total	$27,645

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$94,959,931	$--	$94,959,931	$--
Consumer Staples	55,400,436	--	55,400,436	--
Energy	10,901,933	--	10,901,933	--
Financials	53,864,533	--	53,864,533	--
Health Care	36,932,604	--	36,932,604	--
Industrials	114,636,615	--	114,636,615	--
Information Technology	45,563,657	--	45,563,657	--
Materials	41,948,541	--	41,948,541	--
Telecommunication Services	6,502,846	--	6,502,846	--
Utilities	18,719,552	--	18,719,552	--
Money Market Funds	26,534,250	26,534,250	--	--
Total Investments in Securities:	$505,964,898	$26,534,250	$479,430,648	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $465,430,784. Net unrealized appreciation aggregated $40,534,114, of which $62,189,438 related to appreciated investment securities and $21,655,324 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

January 31, 2016

GED-QTLY-0316
1.938168.103

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
		Shares	Value
Australia - 0.5%
Telstra Corp. Ltd.		87,033	$350,687
Bailiwick of Jersey - 1.5%
Shire PLC		6,500	364,598
Wolseley PLC		13,599	674,601

TOTAL BAILIWICK OF JERSEY			1,039,199

Belgium - 0.7%
Anheuser-Busch InBev SA NV		3,800	477,913
Canada - 3.4%
Constellation Software, Inc.		1,000	364,052
Fairfax Financial Holdings Ltd. (sub. vtg.)		741	381,534
Imperial Oil Ltd.		11,700	358,709
Potash Corp. of Saskatchewan, Inc.		11,300	184,233
PrairieSky Royalty Ltd.		5,200	74,015
Suncor Energy, Inc.		39,000	923,706

TOTAL CANADA			2,286,249

Cayman Islands - 0.3%
SITC International Holdings Co. Ltd.		493,000	228,821
Chile - 0.5%
Vina San Pedro SA		33,308,523	310,954
France - 2.4%
Cegedim SA (a)		6,000	179,197
Renault SA		5,700	483,662
Sanofi SA		11,900	989,612

TOTAL FRANCE			1,652,471

Germany - 1.3%
adidas AG		1,700	175,053
AURELIUS AG		8,199	413,946
Muenchener Rueckversicherungs AG		1,600	308,274

TOTAL GERMANY			897,273

Hong Kong - 2.0%
HKT Trust/HKT Ltd. unit		400,600	526,985
Techtronic Industries Co. Ltd.		220,500	836,622

TOTAL HONG KONG			1,363,607

Indonesia - 0.6%
PT Bank Central Asia Tbk		403,800	387,180
Ireland - 4.7%
Accenture PLC Class A		13,340	1,407,904
Greencore Group PLC		118,486	658,187
Medtronic PLC		14,300	1,085,656

TOTAL IRELAND			3,151,747

Isle of Man - 1.5%
Optimal Payments PLC (a)		103,000	593,436
Playtech Ltd.		38,635	424,580

TOTAL ISLE OF MAN			1,018,016

Israel - 3.4%
Bezeq The Israel Telecommunication Corp. Ltd.		251,000	537,450
Cellcom Israel Ltd. (Israel) (a)		46,380	296,257
Partner Communications Co. Ltd. (a)		16,401	73,707
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		4,496	194,106
Teva Pharmaceutical Industries Ltd. sponsored ADR		19,550	1,201,934

TOTAL ISRAEL			2,303,454

Italy - 0.2%
Astaldi SpA		27,253	137,314
Japan - 11.8%
A/S One Corp.		10,000	349,108
Astellas Pharma, Inc.		80,100	1,109,110
Broadleaf Co. Ltd.		8,000	74,003
Daiichikosho Co. Ltd.		19,500	786,069
Daito Trust Construction Co. Ltd.		5,100	648,393
Hoya Corp.		30,700	1,185,090
Japan Tobacco, Inc.		12,600	493,463
KDDI Corp.		21,400	541,904
NEC Corp.		164,000	434,360
Olympus Corp.		18,900	736,984
ORIX Corp.		15,600	220,622
Shinsei Bank Ltd.		260,000	406,371
Sony Corp.		16,200	375,991
Tsuruha Holdings, Inc.		4,600	381,730
United Arrows Ltd.		5,100	246,677

TOTAL JAPAN			7,989,875

Netherlands - 1.2%
Altice NV Class A (a)		17,479	252,082
LyondellBasell Industries NV Class A		6,900	537,993

TOTAL NETHERLANDS			790,075

Singapore - 0.5%
United Overseas Bank Ltd.		28,791	366,014
South Africa - 0.9%
Capitec Bank Holdings Ltd.		10,100	307,605
EOH Holdings Ltd.		17,400	147,553
Lewis Group Ltd.		54,500	150,112

TOTAL SOUTH AFRICA			605,270

Sweden - 0.5%
Sandvik AB		38,900	325,527
Switzerland - 2.1%
Banque Cantonale Vaudoise		510	307,907
Chubb Ltd.		6,600	746,262
Sika AG		100	357,864

TOTAL SWITZERLAND			1,412,033

Taiwan - 2.3%
ECLAT Textile Co. Ltd.		13,000	184,380
ECLAT Textile Co. Ltd. rights 2/16/16		298	1,348
King's Town Bank		120,000	75,588
Taiwan Semiconductor Manufacturing Co. Ltd.		301,000	1,290,067

TOTAL TAIWAN			1,551,383

United Kingdom - 13.2%
British American Tobacco PLC (United Kingdom)		17,400	969,589
Hilton Food Group PLC		56,200	419,717
Howden Joinery Group PLC		30,700	219,896
Imperial Tobacco Group PLC		17,326	938,127
ITV PLC		272,800	1,042,880
Lloyds Banking Group PLC		873,700	818,533
Micro Focus International PLC		49,100	972,532
Reckitt Benckiser Group PLC		5,545	493,178
SABMiller PLC		6,400	383,250
St. James's Place Capital PLC		28,239	386,629
Tesco PLC (a)		91,535	227,750
The Restaurant Group PLC		16,100	122,658
WH Smith PLC		41,552	1,096,464
Whitbread PLC		5,856	335,609
William Hill PLC		93,152	518,591

TOTAL UNITED KINGDOM			8,945,403

United States of America - 40.7%
American Tower Corp.		6,860	647,172
Amgen, Inc.		3,820	583,429
Apple, Inc.		15,550	1,513,637
Bank of America Corp.		59,580	842,461
BWX Technologies, Inc.		22,800	682,632
C.H. Robinson Worldwide, Inc.		1,900	123,063
Chevron Corp.		14,165	1,224,848
Comcast Corp. Class A		10,700	596,097
CVB Financial Corp.		28,410	434,957
CVS Health Corp.		12,900	1,246,011
Danaher Corp.		9,000	779,850
Deere & Co.		2,800	215,628
Deluxe Corp.		1,800	100,620
Diamond Hill Investment Group, Inc.		2,600	439,530
Dr. Pepper Snapple Group, Inc.		6,741	632,575
EMC Corp.		17,900	443,383
Exxon Mobil Corp.		13,630	1,061,096
First NBC Bank Holding Co. (a)		2,200	69,058
General Electric Co.		48,100	1,399,710
H&R Block, Inc.		13,600	463,080
HP, Inc.		25,100	243,721
IBM Corp.		5,270	657,643
Johnson & Johnson		17,900	1,869,478
JPMorgan Chase & Co.		23,730	1,411,935
McGraw Hill Financial, Inc.		6,040	513,521
Microsoft Corp.		24,864	1,369,758
Oracle Corp.		21,726	788,871
PepsiCo, Inc.		8,900	883,770
Procter & Gamble Co.		10,900	890,421
Roper Technologies, Inc.		2,100	368,907
SunTrust Banks, Inc.		13,300	486,514
Target Corp.		17,100	1,238,382
The Coca-Cola Co.		18,500	794,020
U.S. Bancorp		20,780	832,447
VF Corp.		3,820	239,132
Wells Fargo & Co.		23,457	1,178,245
Western Digital Corp.		6,900	331,062

TOTAL UNITED STATES OF AMERICA			27,596,664

TOTAL COMMON STOCKS
(Cost $63,948,188)			65,187,129

Nonconvertible Preferred Stocks - 0.1%
Germany - 0.1%
Volkswagen AG
(Cost $116,413)		800	93,161
		Principal Amount(b)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 8.5% 3/31/40 (Cost $2,060)(c)	CAD	2,400	1,859
		Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.38% (d)
(Cost $2,413,647)		2,413,647	2,413,647
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $66,480,308)			67,695,796
NET OTHER ASSETS (LIABILITIES) - 0.1%			63,535
NET ASSETS - 100%			$67,759,331

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Amount is stated in United States dollars unless otherwise noted.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,059
Fidelity Securities Lending Cash Central Fund	1,373
Total	$3,432

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,457,946	$2,536,691	$6,921,255	$--
Consumer Staples	10,394,761	4,951,857	5,442,904	--
Energy	3,642,374	3,642,374	--	--
Financials	12,630,698	7,983,636	4,647,062	--
Health Care	9,654,196	4,740,497	4,913,699	--
Industrials	5,036,673	3,670,410	1,366,263	--
Information Technology	11,056,562	7,120,031	3,936,531	--
Materials	1,080,090	722,226	357,864	--
Telecommunication Services	2,326,990	907,414	1,419,576	--
Corporate Bonds	1,859	--	1,859	--
Money Market Funds	2,413,647	2,413,647	--	--
Total Investments in Securities:	$67,695,796	$38,688,783	$29,007,013	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$10,601,655
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $66,580,029. Net unrealized appreciation aggregated $1,115,767, of which $6,332,075 related to appreciated investment securities and $5,216,308 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Discovery Fund

January 31, 2016

IGI-QTLY-0316
1.813016.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
Australia - 2.0%
1-Page Ltd. (a)(b)	2,546,348	$6,331
Ansell Ltd.	1,597,592	22,960
Australia & New Zealand Banking Group Ltd.	3,558,240	61,767
Burson Group Ltd.	7,498,137	22,404
Mantra Group Ltd.	7,839,732	27,073
Ramsay Health Care Ltd.	1,171,082	50,844
Spark Infrastructure Group unit	9,098,919	12,863

TOTAL AUSTRALIA		204,242

Austria - 0.7%
Andritz AG	447,100	20,789
Erste Group Bank AG (a)	1,832,400	52,932

TOTAL AUSTRIA		73,721

Bailiwick of Jersey - 1.2%
Integrated Diagnostics Holdings PLC (a)	4,961,400	23,808
Regus PLC	11,120,488	47,010
Wolseley PLC	1,048,393	52,007

TOTAL BAILIWICK OF JERSEY		122,825

Belgium - 2.3%
Anheuser-Busch InBev SA NV	1,426,327	179,384
KBC Groep NV	955,745	54,771

TOTAL BELGIUM		234,155

Bermuda - 0.3%
PAX Global Technology Ltd. (c)	29,242,000	29,642
Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	786,100	34,218
Constellation Software, Inc.	230,700	83,987
Entertainment One Ltd.	808,027	1,731
Imperial Oil Ltd.	1,249,100	38,296
PrairieSky Royalty Ltd. (b)	1,744,673	24,833
Suncor Energy, Inc.	680,200	16,110

TOTAL CANADA		199,175

Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	456,400	30,592
Ctrip.com International Ltd. sponsored ADR (a)	296,200	12,642
Lee's Pharmaceutical Holdings Ltd.	6,774,164	6,264
New Oriental Education & Technology Group, Inc. sponsored ADR	834,900	26,224
Qunar Cayman Islands Ltd. sponsored ADR (a)	70,260	3,097

TOTAL CAYMAN ISLANDS		78,819

China - 0.5%
Jiangsu Hengrui Medicine Co. Ltd.	4,183,623	28,101
Kweichow Moutai Co. Ltd.	663,582	20,359
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	395,195	1,238

TOTAL CHINA		49,698

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	520,230	186
Denmark - 1.3%
Novo Nordisk A/S Series B	2,385,545	133,277
Finland - 0.8%
Sampo Oyj (A Shares)	1,663,200	80,539
France - 9.6%
Accor SA	1,694,818	64,366
ALTEN	612,259	34,463
Altran Technologies SA	2,398,000	30,283
Amundi SA (a)	519,400	21,756
Atos Origin SA	510,238	40,336
AXA SA	4,428,200	109,433
Capgemini SA	860,800	78,661
Cegedim SA (a)	539,590	16,115
Havas SA	4,843,944	38,597
Sanofi SA	992,072	82,501
Sodexo SA (b)	433,700	42,476
SR Teleperformance SA	291,800	24,311
Total SA	4,569,799	203,000
Unibail-Rodamco	157,400	39,675
VINCI SA	1,661,000	112,528
Vivendi SA (b)	1,148,200	24,962

TOTAL FRANCE		963,463

Germany - 6.6%
Axel Springer Verlag AG	628,702	32,738
Beiersdorf AG	244,300	22,547
Continental AG	299,300	62,807
Deutsche Boerse AG	529,594	45,192
Deutsche Telekom AG	3,260,600	56,776
Fresenius SE & Co. KGaA	471,500	31,288
GEA Group AG	884,110	37,091
KION Group AG	1,377,249	67,990
LEG Immobilien AG	316,114	25,660
ProSiebenSat.1 Media AG	1,176,900	58,802
Rational AG	89,371	40,079
SAP AG	1,398,773	111,461
Symrise AG	641,500	41,601
United Internet AG	433,247	22,422

TOTAL GERMANY		656,454

Hong Kong - 3.3%
AIA Group Ltd.	24,849,200	138,148
China Resources Beer Holdings Co. Ltd.	27,508,000	43,867
Techtronic Industries Co. Ltd.	38,670,000	146,722

TOTAL HONG KONG		328,737

India - 2.9%
Bharti Infratel Ltd.	12,647,734	67,733
Dr Lal Pathlabs Ltd.	304,066	3,506
HDFC Bank Ltd. sponsored ADR	1,298,584	78,344
Housing Development Finance Corp. Ltd.	7,355,732	128,764
Lupin Ltd.	452,781	11,468
Sun Pharmaceutical Industries Ltd.	347,397	4,497

TOTAL INDIA		294,312

Ireland - 2.1%
Bank of Ireland (a)	62,440,800	20,327
Cairn Homes PLC (a)	12,682,329	16,256
Dalata Hotel Group PLC (a)	8,813,800	46,915
Green REIT PLC	6,251,301	10,151
Kerry Group PLC Class A	989,500	80,687
Ryanair Holdings PLC sponsored ADR	395,700	31,003

TOTAL IRELAND		205,339

Isle of Man - 0.8%
Optimal Payments PLC (a)	11,821,825	68,112
Playtech Ltd.	1,395,092	15,331

TOTAL ISLE OF MAN		83,443

Israel - 2.0%
Frutarom Industries Ltd.	1,038,100	52,288
Partner Communications Co. Ltd. (a)	2,282,206	10,256
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,304,800	141,699

TOTAL ISRAEL		204,243

Italy - 2.0%
De Longhi SpA	2,630,100	62,920
Intesa Sanpaolo SpA	25,324,300	72,153
Mediaset SpA	3,460,400	11,616
Telecom Italia SpA (a)(b)	50,788,000	56,526

TOTAL ITALY		203,215

Japan - 16.8%
ACOM Co. Ltd. (a)	5,223,800	23,738
Aozora Bank Ltd.	11,048,000	37,005
Asahi Group Holdings	1,240,200	39,806
Astellas Pharma, Inc.	6,994,600	96,851
Dentsu, Inc.	1,281,800	68,123
Don Quijote Holdings Co. Ltd.	1,346,000	45,582
Hoya Corp.	2,994,400	115,591
Japan Exchange Group, Inc.	1,932,000	27,467
Japan Tobacco, Inc.	2,332,200	91,338
KDDI Corp.	5,771,100	146,139
Keyence Corp.	95,960	45,282
Misumi Group, Inc.	3,200,000	39,133
Mitsubishi UFJ Financial Group, Inc.	21,656,100	111,050
Monex Group, Inc.	12,231,649	31,039
NEC Corp.	25,011,000	66,243
Nidec Corp.	701,900	47,890
Olympus Corp.	3,029,300	118,124
ORIX Corp.	6,891,200	97,459
Seven & i Holdings Co. Ltd.	1,160,100	51,743
Seven Bank Ltd.	12,110,400	51,578
Shinsei Bank Ltd.	17,922,000	28,011
Sony Corp.	2,320,500	53,857
Sundrug Co. Ltd.	626,200	41,485
Tsuruha Holdings, Inc.	1,040,400	86,337
United Arrows Ltd.	997,100	48,228
VT Holdings Co. Ltd.	3,895,300	22,845
Welcia Holdings Co. Ltd.	964,000	52,049

TOTAL JAPAN		1,683,993

Luxembourg - 0.7%
Eurofins Scientific SA	106,239	34,853
Grand City Properties SA	1,537,386	31,852

TOTAL LUXEMBOURG		66,705

Marshall Islands - 0.1%
Hoegh LNG Partners LP (c)	715,655	10,098
Netherlands - 3.5%
AerCap Holdings NV (a)	1,402,700	43,077
Arcadis NV	1,205,000	16,159
IMCD Group BV	1,938,100	68,707
ING Groep NV (Certificaten Van Aandelen)	4,566,600	52,024
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,836,500	168,343

TOTAL NETHERLANDS		348,310

New Zealand - 0.6%
EBOS Group Ltd.	3,173,554	27,661
Ryman Healthcare Group Ltd.	7,179,412	37,378

TOTAL NEW ZEALAND		65,039

Philippines - 0.3%
SM Investments Corp.	1,651,390	28,849
Portugal - 0.3%
NOS SGPS SA	3,466,500	25,156
Romania - 0.2%
Banca Transilvania SA (a)	31,143,575	16,735
South Africa - 1.2%
EOH Holdings Ltd.	2,871,867	24,354
Naspers Ltd. Class N	724,700	91,583

TOTAL SOUTH AFRICA		115,937

Spain - 2.4%
Amadeus IT Holding SA Class A	1,727,200	70,537
Atresmedia Corporacion de Medios de Comunicacion SA	2,218,100	21,049
Hispania Activos Inmobiliarios SA (a)	1,091,600	13,575
Inditex SA	2,302,339	75,768
Mediaset Espana Comunicacion SA	3,431,200	33,368
Merlin Properties Socimi SA	2,497,700	29,006

TOTAL SPAIN		243,303

Sweden - 3.9%
ASSA ABLOY AB (B Shares)	2,977,200	63,102
Getinge AB (B Shares)	3,132,300	68,993
HEXPOL AB (B Shares)	2,985,000	26,488
Indutrade AB	112,158	5,971
Nordea Bank AB	5,783,000	58,233
Saab AB (B Shares)	482,792	14,574
Sandvik AB	3,361,100	28,127
Svenska Cellulosa AB (SCA) (B Shares)	3,052,300	90,463
Svenska Handelsbanken AB (A Shares)	2,582,200	32,490

TOTAL SWEDEN		388,441

Switzerland - 5.2%
Credit Suisse Group AG	4,718,847	83,596
EFG International	1,747,368	15,342
GAM Holding Ltd.	1,413,451	19,747
Julius Baer Group Ltd.	955,230	40,546
Novartis AG	2,126,476	164,745
Partners Group Holding AG	240,636	86,787
Schindler Holding AG (participation certificate)	182,339	27,943
Syngenta AG (Switzerland)	176,963	65,160
UBS Group AG	1,306,221	21,586

TOTAL SWITZERLAND		525,452

Taiwan - 0.2%
JHL Biotech, Inc.	4,995,560	16,986
United Kingdom - 15.9%
AA PLC	3,853,399	16,243
Associated British Foods PLC	776,700	35,040
Aviva PLC	6,618,100	45,644
B&M European Value Retail S.A.	9,234,121	37,093
BAE Systems PLC	2,811,700	20,795
BCA Marketplace PLC	7,808,000	18,697
BT Group PLC	6,169,700	42,939
Bunzl PLC	2,087,500	55,846
Compass Group PLC	2,024,800	34,847
Diploma PLC	2,326,200	22,283
Essentra PLC	839,233	8,819
Hikma Pharmaceuticals PLC	2,598,333	74,998
Howden Joinery Group PLC	10,977,300	78,627
Imperial Tobacco Group PLC	2,386,086	129,196
ITV PLC	21,873,900	83,621
JUST EAT Ltd. (a)	2,222,800	11,905
Lloyds Banking Group PLC	69,588,800	65,195
London Stock Exchange Group PLC	2,751,136	97,416
McCarthy & Stone PLC (a)	2,747,300	10,928
Micro Focus International PLC	3,266,700	64,704
Moneysupermarket.com Group PLC	4,418,500	21,379
New Melrose Industries PLC	1,595,807	6,804
Next PLC	760,844	75,412
Persimmon PLC	1,478,400	43,139
Poundland Group PLC	2,389,360	4,852
Reckitt Benckiser Group PLC	759,700	67,569
Rex Bionics PLC (a)(c)	1,304,916	814
SABMiller PLC	723,500	43,325
Schroders PLC	598,200	23,372
Shawbrook Group PLC	9,004,300	38,131
Softcat PLC (a)	1,535,900	7,486
Spirax-Sarco Engineering PLC	542,700	23,687
St. James's Place Capital PLC	5,426,000	74,289
Taylor Wimpey PLC	11,785,800	32,498
The Restaurant Group PLC	1,956,100	14,903
Virgin Money Holdings Uk PLC	5,909,100	26,599
Vodafone Group PLC	31,387,896	100,892
Whitbread PLC	441,964	25,329
Workspace Group PLC	652,800	7,531

TOTAL UNITED KINGDOM		1,592,847

United States of America - 3.7%
Chevron Corp.	854,400	73,880
Constellation Brands, Inc. Class A (sub. vtg.)	626,700	95,559
McGraw Hill Financial, Inc.	465,100	39,543
Molson Coors Brewing Co. Class B	122,300	11,066
Monster Beverage Corp.	168,900	22,807
MSCI, Inc. Class A	590,200	40,629
Visa, Inc. Class A	1,154,500	85,999

TOTAL UNITED STATES OF AMERICA		369,483

TOTAL COMMON STOCKS
(Cost $9,041,106)		9,642,819

Nonconvertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. (d)
(Cost $18,833)	5,958,244	23,003
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.31% 3/3/16 to 4/28/16 (Cost $10,663)(e)	10,670	10,663
	Shares	Value (000s)

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.38% (f)	271,412,735	271,413
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	94,391,760	94,392
TOTAL MONEY MARKET FUNDS
(Cost $365,805)		365,805
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $9,436,407)		10,042,290
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(22,225)
NET ASSETS - 100%		$10,020,065

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
2,402 CME Nikkei 225 Index Contracts (United States)	March 2016	177,077	$9,888

The face value of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,003,000 or 0.2% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,663,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd.	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$292
Fidelity Securities Lending Cash Central Fund	602
Total	$894

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$11,465	$--	$--	$242	$10,098
Rex Bionics PLC	976	--	--	--	814
Total	$12,441	$--	$--	$242	$10,912

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,659,928	$41,963	$1,594,962	$23,003
Consumer Staples	1,408,426	163,650	1,244,776	--
Energy	366,217	163,217	203,000	--
Financials	2,307,013	175,251	2,131,762	--
Health Care	1,324,250	206,738	1,117,512	--
Industrials	961,998	74,080	887,918	--
Information Technology	949,510	200,578	748,932	--
Materials	194,356	52,288	142,068	--
Telecommunication Services	481,261	10,256	471,005	--
Utilities	12,863	--	12,863	--
Government Obligations	10,663	--	10,663	--
Money Market Funds	365,805	365,805	--	--
Total Investments in Securities:	$10,042,290	$1,453,826	$8,565,461	$23,003
Derivative Instruments:
Assets
Futures Contracts	$9,888	$9,888	$--	$--
Total Assets	$9,888	$9,888	$--	$--
Total Derivative Instruments:	$9,888	$9,888	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$4,122,823
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $9,437,269,000. Net unrealized appreciation aggregated $605,021,000 of which $1,416,404,000 related to appreciated investment securities and $811,383,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

January 31, 2016

PAF-QTLY-0316
1.813019.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 13.7%
1-Page Ltd. (a)(b)	872,167	$2,168,582
Aconex Ltd. (a)	833,188	2,950,474
Amcor Ltd.	732,177	6,982,014
Ansell Ltd.	303,164	4,356,994
ARB Corp. Ltd.	243,082	2,651,368
Arena (REIT) unit	2,192,142	2,753,830
Asaleo Care Ltd.	2,645,270	2,940,994
Australia & New Zealand Banking Group Ltd.	482,778	8,380,543
Commonwealth Bank of Australia	240,378	13,587,516
CSL Ltd.	121,217	9,029,341
Magellan Financial Group Ltd.	251,802	4,127,521
realestate.com.au Ltd.	123,597	4,691,398
Sydney Airport unit	1,171,376	5,515,888
Transurban Group unit	1,015,283	7,827,501
Woodside Petroleum Ltd.	344,166	6,936,447

TOTAL AUSTRALIA		84,900,411

Bermuda - 4.8%
Brilliance China Automotive Holdings Ltd.	2,248,000	2,167,416
Cheung Kong Infrastructure Holdings Ltd.	1,211,000	11,390,000
Dairy Farm International Holdings Ltd.	865,500	5,365,606
Hongkong Land Holdings Ltd.	982,000	6,187,430
PAX Global Technology Ltd.	4,667,000	4,730,905

TOTAL BERMUDA		29,841,357

Cayman Islands - 2.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	99,700	6,682,891
China High Precision Automation Group Ltd. (a)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	3
ENN Energy Holdings Ltd.	778,000	3,508,036
International Housewares Retail Co. Ltd.	17,378,000	2,241,565

TOTAL CAYMAN ISLANDS		12,432,497

China - 3.8%
Industrial & Commercial Bank of China Ltd. (H Shares)	13,110,000	6,822,985
Jiangsu Hengrui Medicine Co. Ltd.	882,081	5,924,822
Kweichow Moutai Co. Ltd.	261,750	8,030,705
Weifu High-Technology Co. Ltd. (B Shares)	1,382,213	2,712,184

TOTAL CHINA		23,490,696

Hong Kong - 5.8%
AIA Group Ltd.	2,358,600	13,112,556
China Resources Beer Holdings Co. Ltd.	1,546,000	2,465,431
Hang Seng Bank Ltd.	426,300	7,088,347
Lenovo Group Ltd.	3,310,000	2,971,186
Magnificent Hotel Investment L	90,048,000	2,037,889
Techtronic Industries Co. Ltd.	2,202,000	8,354,833

TOTAL HONG KONG		36,030,242

India - 5.9%
Asian Paints India Ltd.	433,057	5,574,063
Bharti Infratel Ltd.	1,443,623	7,731,136
Housing Development Finance Corp. Ltd.	229,506	4,017,549
Lupin Ltd.	191,388	4,847,296
Page Industries Ltd.	21,955	3,927,174
Petronet LNG Ltd.	1,712,799	6,229,921
Sun Pharmaceutical Industries Ltd.	295,972	3,831,019

TOTAL INDIA		36,158,158

Indonesia - 3.5%
PT Bank Central Asia Tbk	8,610,900	8,256,488
PT Bank Rakyat Indonesia Tbk	8,236,100	6,792,540
PT Gudang Garam Tbk	1,517,400	6,470,321

TOTAL INDONESIA		21,519,349

Israel - 0.6%
Sarine Technologies Ltd.	3,274,400	3,568,768
Japan - 40.3%
Arcland Service Co. Ltd.	219,700	5,170,523
Asahi Group Holdings	186,400	5,982,849
Astellas Pharma, Inc.	876,300	12,133,743
Broadleaf Co. Ltd.	151,351	1,400,062
Century Tokyo Leasing Corp.	91,500	3,388,028
Create SD Holdings Co. Ltd.	211,800	4,577,298
Daito Trust Construction Co. Ltd.	61,800	7,857,003
Dentsu, Inc.	91,900	4,884,139
East Japan Railway Co.	93,800	8,621,900
Fuji Heavy Industries Ltd.	265,400	10,860,942
Hamakyorex Co. Ltd.	108,800	1,872,068
Harmonic Drive Systems, Inc. (b)	115,100	2,334,458
Hoya Corp.	209,400	8,083,318
Japan Exchange Group, Inc.	222,000	3,156,163
Japan Tobacco, Inc.	273,900	10,726,951
KDDI Corp.	392,100	9,928,995
Keyence Corp.	12,300	5,804,194
Miraca Holdings, Inc.	85,800	3,540,914
Misumi Group, Inc.	300,900	3,679,757
Mitsubishi Pencil Co. Ltd.	107,200	4,932,296
Mitsui Fudosan Co. Ltd.	237,000	5,579,190
Nakanishi, Inc.	138,400	5,407,148
NGK Spark Plug Co. Ltd.	240,700	5,686,879
Nidec Corp.	87,100	5,942,730
Nihon M&A Center, Inc.	90,100	4,266,031
Nihon Parkerizing Co. Ltd.	426,800	4,049,109
Nitori Holdings Co. Ltd.	103,700	8,423,120
Open House Co. Ltd.	268,900	5,073,568
ORIX Corp.	532,200	7,526,620
Pigeon Corp.	137,600	2,954,655
ProNexus, Inc.	276,400	2,284,533
Rakuten, Inc.	432,400	4,468,809
Seven Bank Ltd.	1,931,900	8,227,935
SHIMANO, Inc.	27,800	4,434,791
Ship Healthcare Holdings, Inc.	147,200	3,516,634
SK Kaken Co. Ltd.	40,000	3,135,545
SoftBank Corp.	181,300	7,983,639
Sony Financial Holdings, Inc.	253,700	4,198,005
Sosei Group Corp. (b)	66,900	6,773,823
Sundrug Co. Ltd.	85,500	5,664,299
Sysmex Corp.	99,000	6,374,867
The Suruga Bank Ltd.	223,500	4,057,766
Toshiba Plant Systems & Services Corp.	423,100	4,943,503
VT Holdings Co. Ltd.	572,200	3,355,789
Welcia Holdings Co. Ltd.	105,600	5,701,649

TOTAL JAPAN		248,966,238

Korea (South) - 2.4%
KEPCO Plant Service & Engineering Co. Ltd.	86,395	7,149,534
LG Household & Health Care Ltd.	3,837	3,174,205
Medy-Tox, Inc.	10,750	4,632,992

TOTAL KOREA (SOUTH)		14,956,731

Malaysia - 0.4%
Bursa Malaysia Bhd	1,145,100	2,307,248
Netherlands - 0.4%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	600,000	2,449,074
New Zealand - 2.2%
EBOS Group Ltd.	580,263	5,057,586
Ryman Healthcare Group Ltd.	1,695,247	8,825,968

TOTAL NEW ZEALAND		13,883,554

Philippines - 1.1%
Bank of the Philippine Islands (BPI)	1,759,520	3,240,304
D&L Industries, Inc.	20,046,200	3,417,770

TOTAL PHILIPPINES		6,658,074

Singapore - 0.6%
Parkway Life REIT	2,386,100	3,790,207
South Africa - 2.1%
Naspers Ltd. Class N	101,400	12,814,234
Taiwan - 5.9%
Advantech Co. Ltd.	573,000	3,425,775
CTCI Corp.	1,631,000	1,799,441
eMemory Technology, Inc.	205,000	2,376,529
King Slide Works Co. Ltd.	511,000	6,609,656
Lung Yen Life Service Co. Ltd.	1,305,000	2,245,896
Merida Industry Co. Ltd.	674,750	2,970,485
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,000	17,173,751

TOTAL TAIWAN		36,601,533

Thailand - 0.9%
Thai Beverage PCL	11,431,700	5,472,037
United States of America - 1.9%
China Biologic Products, Inc. (a)(b)	34,400	4,412,488
Cognizant Technology Solutions Corp. Class A (a)	109,800	6,951,438
GI Dynamics, Inc. CDI (a)	5,561,290	90,682

TOTAL UNITED STATES OF AMERICA		11,454,608

TOTAL COMMON STOCKS
(Cost $558,696,560)		607,295,016

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.38% (d)	13,265,233	13,265,233
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	12,832,399	12,832,399
TOTAL MONEY MARKET FUNDS
(Cost $26,097,632)		26,097,632
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $584,794,192)		633,392,648
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(15,740,284)
NET ASSETS - 100%		$617,652,364

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,449,074 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,755
Fidelity Securities Lending Cash Central Fund	111,719
Total	$116,474

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$94,099,434	$--	$94,099,434	$--
Consumer Staples	69,527,000	--	69,527,000	--
Energy	13,166,368	--	13,166,368	--
Financials	141,978,416	--	141,978,416	--
Health Care	96,839,635	18,296,042	78,543,593	--
Industrials	71,348,064	--	71,348,064	--
Information Technology	56,635,789	13,634,329	43,001,458	2
Materials	23,158,504	--	23,158,501	3
Telecommunication Services	25,643,770	--	25,643,770	--
Utilities	14,898,036	--	14,898,036	--
Money Market Funds	26,097,632	26,097,632	--	--
Total Investments in Securities:	$633,392,648	$58,028,003	$575,364,640	$5

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$49,495,528
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $591,214,210. Net unrealized appreciation aggregated $42,178,438, of which $109,308,969 related to appreciated investment securities and $67,130,531 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Value Fund

January 31, 2016

VSF-S-QTLY-0316
1.907974.106

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 3.6%
Ansell Ltd.	3,537,235	$50,836,220
Macquarie Group Ltd.	1,129,597	58,266,444
Transurban Group unit	7,656,845	59,031,775
Westpac Banking Corp.	11,465,958	253,928,167

TOTAL AUSTRALIA		422,062,606

Bailiwick of Jersey - 1.0%
Shire PLC	630,000	35,337,993
Wolseley PLC	1,575,364	78,148,554

TOTAL BAILIWICK OF JERSEY		113,486,547

Belgium - 0.6%
Anheuser-Busch InBev SA NV	537,030	67,540,385
Canada - 1.1%
Imperial Oil Ltd.	2,737,000	83,913,306
Potash Corp. of Saskatchewan, Inc.	2,683,900	43,757,781

TOTAL CANADA		127,671,087

Finland - 1.2%
Sampo Oyj (A Shares)	2,961,313	143,399,426
France - 16.5%
Atos Origin SA	1,562,753	123,541,186
AXA SA	7,123,973	176,052,853
Capgemini SA	1,691,105	154,534,446
Havas SA	8,417,350	67,070,789
Orange SA	6,877,100	122,107,388
Renault SA	824,392	69,952,069
Sanofi SA	3,137,308	260,900,651
Societe Generale Series A	2,833,100	108,075,982
SR Teleperformance SA	530,600	44,207,116
Total SA (a)	8,161,150	362,525,824
Unibail-Rodamco	534,300	134,676,530
VINCI SA	2,487,200	168,500,913
Vivendi SA (a)	6,019,581	130,866,210

TOTAL FRANCE		1,923,011,957

Germany - 4.9%
Axel Springer Verlag AG	853,700	44,454,267
BASF AG	2,534,972	168,964,034
Bayer AG	611,314	68,801,116
Continental AG	234,233	49,153,169
Fresenius SE & Co. KGaA	1,945,100	129,072,667
GEA Group AG	879,572	36,900,789
SAP AG	924,321	73,654,467

TOTAL GERMANY		571,000,509

Hong Kong - 0.6%
Power Assets Holdings Ltd.	7,842,000	71,678,415
Ireland - 1.4%
Allergan PLC (b)	295,200	83,963,736
Medtronic PLC	1,091,700	82,881,864

TOTAL IRELAND		166,845,600

Israel - 1.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,167,492	194,737,408
Italy - 1.5%
Intesa Sanpaolo SpA	25,217,500	71,848,906
Mediaset SpA	12,572,300	42,204,304
Telecom Italia SpA (a)(b)	54,481,300	60,636,804

TOTAL ITALY		174,690,014

Japan - 20.7%
Astellas Pharma, Inc.	8,630,100	119,497,224
Dentsu, Inc.	2,298,800	122,172,559
East Japan Railway Co.	888,000	81,623,106
Hoya Corp.	3,459,700	133,552,312
Itochu Corp.	8,365,200	98,315,605
Japan Tobacco, Inc.	3,413,600	133,689,376
KDDI Corp.	5,320,300	134,723,879
Makita Corp.	1,314,700	74,000,129
Mitsubishi UFJ Financial Group, Inc.	38,187,600	195,822,147
Nippon Prologis REIT, Inc.	23,209	41,306,034
Nippon Telegraph & Telephone Corp.	4,478,400	190,657,230
OBIC Co. Ltd.	1,398,600	72,447,331
Olympus Corp.	2,530,200	98,662,284
ORIX Corp.	7,545,600	106,713,387
Seven & i Holdings Co. Ltd.	2,506,400	111,791,637
Seven Bank Ltd.	18,037,200	76,820,177
Sony Corp.	3,025,300	70,215,131
Sony Financial Holdings, Inc.	4,736,000	78,367,164
Sumitomo Mitsui Financial Group, Inc.	4,605,300	154,501,401
Toyota Motor Corp.	5,466,400	329,238,881

TOTAL JAPAN		2,424,116,994

Luxembourg - 0.5%
RTL Group SA	667,356	53,800,673
Netherlands - 3.8%
ING Groep NV (Certificaten Van Aandelen)	11,428,234	130,193,753
Koninklijke KPN NV	15,321,157	59,287,517
Mylan N.V.	1,067,100	56,225,499
PostNL NV (b)	5,580,449	20,307,726
RELX NV	10,780,819	179,893,760

TOTAL NETHERLANDS		445,908,255

Spain - 2.0%
Iberdrola SA	26,308,240	184,927,389
Mediaset Espana Comunicacion SA	5,347,200	52,000,852

TOTAL SPAIN		236,928,241

Sweden - 1.6%
Nordea Bank AB	14,553,933	146,553,785
Sandvik AB	5,322,700	44,541,941

TOTAL SWEDEN		191,095,726

Switzerland - 7.9%
Credit Suisse Group AG	5,196,274	92,053,937
Nestle SA	3,620,669	266,743,474
Novartis AG	3,454,910	267,663,796
Syngenta AG (Switzerland)	343,627	126,528,715
UBS Group AG	2,404,671	40,013,725
Zurich Insurance Group AG	581,540	128,907,343

TOTAL SWITZERLAND		921,910,990

United Kingdom - 23.9%
AstraZeneca PLC (United Kingdom)	3,583,919	230,770,549
Aviva PLC	18,660,172	128,694,882
BAE Systems PLC	13,404,250	99,135,867
Barclays PLC	49,196,997	131,644,959
BP PLC sponsored ADR	8,328,160	269,582,539
Bunzl PLC	4,484,938	119,983,596
Compass Group PLC	7,774,317	133,795,102
HSBC Holdings PLC sponsored ADR (a)	6,045,711	214,018,169
Imperial Tobacco Group PLC	4,077,198	220,762,526
Informa PLC	10,930,017	99,403,604
ITV PLC	39,444,485	150,791,283
Liberty Global PLC:
Class A (b)	1,091,900	37,572,279
LiLAC Class A (b)	402,069	14,152,829
Lloyds Banking Group PLC	177,225,800	166,035,450
Micro Focus International PLC	3,275,200	64,872,418
National Grid PLC	12,376,215	174,364,921
Prudential PLC	2,890,477	56,786,845
Rio Tinto PLC	6,727,576	164,972,081
Royal Dutch Shell PLC Class B (United Kingdom)	4,220,161	91,948,619
Vodafone Group PLC sponsored ADR	6,783,266	218,421,165

TOTAL UNITED KINGDOM		2,787,709,683

United States of America - 3.9%
Altria Group, Inc.	1,364,700	83,396,817
Chevron Corp.	961,000	83,097,670
Constellation Brands, Inc. Class A (sub. vtg.)	934,100	142,431,568
Edgewell Personal Care Co. (b)	504,500	37,338,045
McGraw Hill Financial, Inc.	891,800	75,820,836
ResMed, Inc. CDI	6,762,103	39,089,091

TOTAL UNITED STATES OF AMERICA		461,174,027

TOTAL COMMON STOCKS
(Cost $11,457,981,901)		11,498,768,543

Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Volkswagen AG
(Cost $74,511,220)	365,390	42,550,228

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.38% (c)	259,588,726	259,588,726
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	186,637,209	186,637,209
TOTAL MONEY MARKET FUNDS
(Cost $446,225,935)		446,225,935
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $11,978,719,056)		11,987,544,706
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(297,533,121)
NET ASSETS - 100%		$11,690,011,585

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87,008
Fidelity Securities Lending Cash Central Fund	1,232,026
Total	$1,319,034

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,689,287,989	$51,725,108	$1,637,562,881	$--
Consumer Staples	1,063,693,828	263,166,430	800,527,398	--
Energy	891,067,958	436,593,515	454,474,443	--
Financials	2,910,502,302	329,852,730	2,580,649,572	--
Health Care	1,851,992,410	417,808,507	1,434,183,903	--
Industrials	924,697,117	--	924,697,117	--
Information Technology	489,049,848	--	489,049,848	--
Materials	504,222,611	43,757,781	460,464,830	--
Telecommunication Services	785,833,983	218,421,165	567,412,818	--
Utilities	430,970,725	--	430,970,725	--
Money Market Funds	446,225,935	446,225,935	--	--
Total Investments in Securities:	$11,987,544,706	$2,207,551,171	$9,779,993,535	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,735,474,161
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $12,022,087,415. Net unrealized depreciation aggregated $34,542,709, of which $1,188,967,512 related to appreciated investment securities and $1,223,510,221 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Latin America Fund

January 31, 2016

LAF-QTLY-0316
1.813035.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
Argentina - 0.2%
Grupo Financiero Galicia SA sponsored ADR	28,072	$766,085
Bermuda - 3.3%
Credicorp Ltd. (United States)	135,801	13,764,789
Brazil - 29.1%
BB Seguridade Participacoes SA	1,513,600	8,752,830
CCR SA	2,409,700	7,699,376
Cetip SA - Mercados Organizado	668,561	6,391,763
Cielo SA	1,652,357	13,992,033
CVC Brasil Operadora e Agencia de Viagens SA	1,210,900	3,784,252
Equatorial Energia SA	668,406	6,044,363
Estacio Participacoes SA	1,736,200	5,082,980
Fibria Celulose SA	837,933	9,230,294
FPC Par Corretora de Seguros	1,724,000	4,353,318
Grendene SA	1,074,900	4,100,949
Hypermarcas SA (a)	1,101,286	6,153,743
Industrias Romi SA	2,809,500	976,350
Kroton Educacional SA	3,397,200	7,219,411
Linx SA	338,067	4,237,037
Localiza Rent A Car SA	922,100	5,055,666
M. Dias Branco SA	36,083	523,320
Mills Estruturas e Servicos de Engenharia SA	1,621,700	1,009,559
Multiplus SA	504,100	3,995,192
Odontoprev SA	1,791,500	4,523,764
Qualicorp SA	2,194,272	7,400,552
Smiles SA	609,020	4,336,439
Tegma Gestao Logistica SA	2,003,800	1,638,188
Valid Solucoes SA	482,161	4,807,386

TOTAL BRAZIL		121,308,765

Chile - 3.8%
Banmedica SA	3,100,772	4,302,962
CorpBanca SA	708,761,813	5,374,827
Forus SA	1,749,549	3,887,069
Vina San Pedro SA	238,206,744	2,223,797

TOTAL CHILE		15,788,655

France - 1.0%
Edenred SA	220,881	4,155,834
Luxembourg - 2.0%
Atento SA (a)	434,179	4,120,359
Millicom International Cellular SA (depository receipt)	89,930	3,972,881

TOTAL LUXEMBOURG		8,093,240

Mexico - 38.8%
Banregio Grupo Financiero S.A.B. de CV	360,000	1,690,860
Compartamos S.A.B. de CV	6,064,800	10,847,107
Consorcio ARA S.A.B. de CV	7,124,817	2,093,715
Controladora Comercial Mexicana S.A.B de C.V. (a)	2,172,018	1,930,390
Credito Real S.A.B. de CV	1,937,310	4,073,769
Embotelladoras Arca S.A.B. de CV	1,099,169	6,569,774
Embotelladoras Arca S.A.B. de CV rights 2/18/16	62,067	0
Fomento Economico Mexicano S.A.B. de CV unit	2,839,109	26,893,486
Genomma Lab Internacional SA de CV (a)	5,884,937	3,958,387
Gruma S.A.B. de CV Series B	656,994	9,953,933
Grupo Aeroportuario Norte S.A.B. de CV	878,515	4,087,491
Grupo Carso SA de CV Series A1	222,963	896,265
Grupo Comercial Chedraui S.A.B. de CV	2,870,700	7,503,681
Grupo Financiero Banorte S.A.B. de CV Series O	4,199,397	21,909,495
Grupo Financiero Santander Mexico S.A.B. de CV	5,928,570	9,126,031
Grupo GICSA SA de CV (a)	5,177,756	4,279,173
Grupo Herdez S.A.B. de CV	1,735,505	4,146,975
Grupo Mexico SA de CV Series B	1,087,435	2,108,591
Kimberly-Clark de Mexico SA de CV Series A	5,066,888	12,112,873
Megacable Holdings S.A.B. de CV unit	2,226,025	8,160,241
Promotora y Operadora de Infraestructura S.A.B. de CV	326,961	3,233,963
Qualitas Controladora S.A.B. de CV (a)	3,489,500	3,867,015
Telesites S.A.B. de C.V. (a)(b)	6,627,138	4,022,814
Tenedora Nemak SA de CV	3,169,744	4,029,954
Unifin Financiera SAPI de CV (a)	1,424,900	4,169,174

TOTAL MEXICO		161,665,157

Panama - 2.0%
Copa Holdings SA Class A	97,338	4,584,620
Intergroup Financial Services Corp.	191,778	3,864,327

TOTAL PANAMA		8,448,947

Peru - 1.3%
Alicorp SA Class C (a)	2,619,452	3,848,917
Cementos Pacasmayo SAA	1,318,207	1,709,047

TOTAL PERU		5,557,964

Philippines - 0.5%
International Container Terminal Services, Inc.	1,626,022	2,080,244
Spain - 1.0%
Prosegur Compania de Seguridad SA (Reg.)	943,649	4,233,026
United States of America - 5.4%
First Cash Financial Services, Inc. (a)	198,631	7,051,401
Monsanto Co.	90,218	8,173,751
PriceSmart, Inc.	94,216	7,213,177

TOTAL UNITED STATES OF AMERICA		22,438,329

TOTAL COMMON STOCKS
(Cost $389,682,083)		368,301,035

Nonconvertible Preferred Stocks - 9.0%
Brazil - 9.0%
Alpargatas SA (PN)	1,916,787	3,493,519
Itau Unibanco Holding SA	4,666,314	29,107,582
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	4,099,671	4,960,850

TOTAL BRAZIL

(Cost 31,596,445)		37,561,951

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.38% (c)	10,995,325	10,995,325
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	2,100,000	2,100,000
TOTAL MONEY MARKET FUNDS
(Cost $13,095,325)		13,095,325
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $434,373,853)		418,958,311
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,084,235)
NET ASSETS - 100%		$416,874,076

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,458
Fidelity Securities Lending Cash Central Fund	879
Total	$5,337

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$50,183,721	$50,183,721	$--	$--
Consumer Staples	89,074,066	89,074,066	--	--
Energy	4,960,850	4,960,850	--	--
Financials	139,389,546	139,389,546	--	--
Health Care	20,185,665	20,185,665	--	--
Industrials	48,578,327	38,109,223	10,469,104	--
Information Technology	18,229,070	18,229,070	--	--
Materials	21,221,683	21,221,683	--	--
Telecommunication Services	7,995,695	4,022,814	3,972,881	--
Utilities	6,044,363	6,044,363	--	--
Money Market Funds	13,095,325	13,095,325	--	--
Total Investments in Securities:	$418,958,311	$404,516,326	$14,441,985	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $439,429,038. Net unrealized depreciation aggregated $20,470,727, of which $32,851,060 related to appreciated investment securities and $53,321,787 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Fund

January 31, 2016

JPN-QTLY-0316
1.813056.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 3.7%
Bridgestone Corp.	236,400	$8,612,517
NGK Spark Plug Co. Ltd.	233,800	5,523,856
Sumitomo Electric Industries Ltd.	351,900	4,636,614
		18,772,987
Automobiles - 7.8%
Fuji Heavy Industries Ltd.	57,600	2,357,160
Honda Motor Co. Ltd.	495,700	13,436,944
Isuzu Motors Ltd.	306,800	3,108,787
Mazda Motor Corp.	276,900	5,038,951
Suzuki Motor Corp.	314,900	9,668,367
Toyota Motor Corp.	95,300	5,739,877
		39,350,086
Hotels, Restaurants & Leisure - 0.6%
Skylark Co. Ltd.	250,300	2,900,769
Household Durables - 3.9%
Casio Computer Co. Ltd. (a)	205,400	3,985,401
Rinnai Corp.	49,700	4,564,122
Sony Corp.	496,700	11,528,065
		20,077,588
Internet & Catalog Retail - 0.3%
Rakuten, Inc.	177,700	1,836,511
Media - 0.9%
Dentsu, Inc.	39,300	2,088,647
Proto Corp.	174,000	2,480,702
		4,569,349
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	55,000	1,862,574
Specialty Retail - 2.5%
Fast Retailing Co. Ltd.	7,200	2,328,094
United Arrows Ltd.	119,700	5,789,663
USS Co. Ltd.	172,800	2,654,493
Xebio Holdings Co. Ltd.	104,200	1,837,531
		12,609,781

TOTAL CONSUMER DISCRETIONARY		101,979,645

CONSUMER STAPLES - 8.3%
Beverages - 1.2%
Asahi Group Holdings	193,100	6,197,897
Food & Staples Retailing - 4.7%
Ain Holdings, Inc.	38,100	1,731,203
San-A Co. Ltd.	53,800	2,482,966
Seven & i Holdings Co. Ltd.	208,600	9,304,076
Sundrug Co. Ltd.	52,300	3,464,828
Tsuruha Holdings, Inc.	24,800	2,058,023
Welcia Holdings Co. Ltd.	84,300	4,551,600
		23,592,696
Personal Products - 0.3%
Kao Corp.	31,400	1,685,092
Tobacco - 2.1%
Japan Tobacco, Inc.	276,100	10,813,111

TOTAL CONSUMER STAPLES		42,288,796

FINANCIALS - 16.5%
Banks - 5.5%
Mitsubishi UFJ Financial Group, Inc.	3,380,400	17,334,349
Seven Bank Ltd.	1,358,900	5,787,536
Shinsei Bank Ltd.	3,139,000	4,906,154
		28,028,039
Capital Markets - 0.7%
Monex Group, Inc.	1,462,000	3,710,016
Diversified Financial Services - 3.2%
ORIX Corp.	1,141,000	16,136,553
Insurance - 2.2%
Tokio Marine Holdings, Inc.	310,700	11,116,734
Real Estate Investment Trusts - 1.4%
Invincible Investment Corp.	2,648	1,625,248
Nippon Prologis REIT, Inc.	942	1,676,517
Parkway Life REIT	1,347,000	2,139,646
Sekisui House (REIT), Inc.	1,502	1,624,427
		7,065,838
Real Estate Management & Development - 3.5%
AEON MALL Co. Ltd.	252,100	3,852,941
Mitsui Fudosan Co. Ltd.	590,000	13,889,122
		17,742,063

TOTAL FINANCIALS		83,799,243

HEALTH CARE - 13.6%
Biotechnology - 0.3%
PeptiDream, Inc. (a)(b)	42,400	1,375,855
Health Care Equipment & Supplies - 5.5%
Hoya Corp.	430,200	16,606,701
Olympus Corp.	286,900	11,187,341
		27,794,042
Health Care Providers & Services - 2.8%
Message Co. Ltd. (a)	66,700	1,934,117
Miraca Holdings, Inc.	104,100	4,296,144
Ship Healthcare Holdings, Inc.	326,600	7,802,531
		14,032,792
Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	1,852,400	25,649,375

TOTAL HEALTH CARE		68,852,064

INDUSTRIALS - 13.6%
Airlines - 0.9%
Japan Airlines Co. Ltd.	120,600	4,526,523
Building Products - 1.4%
Daikin Industries Ltd.	72,800	4,918,836
LIXIL Group Corp.	107,700	2,273,026
		7,191,862
Construction & Engineering - 1.2%
Toshiba Plant Systems & Services Corp.	508,800	5,944,823
Electrical Equipment - 2.5%
Mitsubishi Electric Corp.	641,000	5,949,174
Nidec Corp.	99,000	6,754,653
		12,703,827
Machinery - 2.3%
Kubota Corp.	334,000	4,936,515
Makita Corp.	117,000	6,585,544
		11,522,059
Professional Services - 0.1%
Funai Soken Holdings, Inc.	59,160	750,255
Road & Rail - 4.4%
East Japan Railway Co.	240,300	22,087,874
Trading Companies & Distributors - 0.8%
Misumi Group, Inc.	349,200	4,270,426

TOTAL INDUSTRIALS		68,997,649

INFORMATION TECHNOLOGY - 14.5%
Electronic Equipment & Components - 7.5%
Azbil Corp.	207,200	4,806,728
Hitachi Ltd.	2,128,000	10,516,632
OMRON Corp.	123,900	3,220,094
Shimadzu Corp.	792,000	12,263,166
TDK Corp.	60,100	3,301,254
Topcon Corp.	266,900	3,786,833
		37,894,707
Internet Software & Services - 4.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	57,600	3,860,928
DeNA Co. Ltd. (a)	269,300	3,897,613
Kakaku.com, Inc.	500,500	9,710,229
NAVER Corp.	6,152	3,219,034
		20,687,804
Semiconductors & Semiconductor Equipment - 1.1%
Sanken Electric Co. Ltd.	750,000	2,373,993
Sumco Corp.	478,700	3,232,830
		5,606,823
Software - 0.5%
COLOPL, Inc. (a)	116,700	2,255,058
Technology Hardware, Storage & Peripherals - 1.3%
NEC Corp.	1,043,000	2,762,422
Samsung Electronics Co. Ltd.	4,206	4,038,086
		6,800,508

TOTAL INFORMATION TECHNOLOGY		73,244,900

MATERIALS - 5.4%
Chemicals - 5.1%
Daicel Chemical Industries Ltd.	226,100	3,326,175
Hitachi Chemical Co. Ltd.	155,500	2,733,824
JSR Corp.	289,800	4,208,567
Kansai Paint Co. Ltd.	267,600	3,738,758
Shin-Etsu Chemical Co. Ltd.	132,600	6,772,717
Toray Industries, Inc.	584,000	4,950,460
		25,730,501
Metals & Mining - 0.3%
Yamato Kogyo Co. Ltd.	58,400	1,382,676

TOTAL MATERIALS		27,113,177

TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.4%
Nippon Telegraph & Telephone Corp.	162,200	6,905,279
Wireless Telecommunication Services - 6.1%
KDDI Corp.	738,000	18,688,086
SoftBank Corp.	277,200	12,206,644
		30,894,730

TOTAL TELECOMMUNICATION SERVICES		37,800,009

TOTAL COMMON STOCKS
(Cost $520,979,533)		504,075,483

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.38% (c)	1,597,093	1,597,093
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	7,775,337	7,775,337
TOTAL MONEY MARKET FUNDS
(Cost $9,372,430)		9,372,430
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $530,351,963)		513,447,913
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(7,012,507)
NET ASSETS - 100%		$506,435,406

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,179
Fidelity Securities Lending Cash Central Fund	23,137
Total	$26,316

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$101,979,645	$--	$101,979,645	$--
Consumer Staples	42,288,796	--	42,288,796	--
Financials	83,799,243	--	83,799,243	--
Health Care	68,852,064	--	68,852,064	--
Industrials	68,997,649	--	68,997,649	--
Information Technology	73,244,900	3,860,928	69,383,972	--
Materials	27,113,177	--	27,113,177	--
Telecommunication Services	37,800,009	--	37,800,009	--
Money Market Funds	9,372,430	9,372,430	--	--
Total Investments in Securities:	$513,447,913	$13,233,358	$500,214,555	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$9,553,966
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $534,123,472. Net unrealized depreciation aggregated $20,675,559, of which $45,239,341 related to appreciated investment securities and $65,914,900 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

January 31, 2016

TIE-QTLY-0316
1.863104.108

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR (a)	4,500	$287,865
Grupo Financiero Galicia SA sponsored ADR	10,100	275,629

TOTAL ARGENTINA		563,494

Australia - 3.2%
Amcor Ltd.	30,377	289,674
Ansell Ltd.	33,670	483,896
CSL Ltd.	42,420	3,159,826
DuluxGroup Ltd.	22,765	105,504
Imdex Ltd. (a)	134,227	18,956
Macquarie Group Ltd.	10,408	536,862
RCG Corp. Ltd.	97,518	110,183
Sydney Airport unit	247,780	1,166,770
TFS Corp. Ltd.	55,935	51,432
Transurban Group unit	211,805	1,632,947
Westpac Banking Corp.	108,903	2,411,795

TOTAL AUSTRALIA		9,967,845

Austria - 0.4%
Andritz AG	24,972	1,161,158
Zumtobel AG	3,400	70,564

TOTAL AUSTRIA		1,231,722

Bailiwick of Jersey - 0.8%
Integrated Diagnostics Holdings PLC (a)	28,377	136,170
Shire PLC	25,380	1,423,616
Wolseley PLC	15,486	768,209

TOTAL BAILIWICK OF JERSEY		2,327,995

Belgium - 1.9%
Anheuser-Busch InBev SA NV	36,671	4,611,983
Gimv NV	819	39,466
KBC Ancora	4,281	160,245
KBC Groep NV	21,007	1,203,844

TOTAL BELGIUM		6,015,538

Bermuda - 0.5%
Axalta Coating Systems (a)	12,800	304,768
China Gas Holdings Ltd.	250,000	319,385
China Resource Gas Group Ltd.	126,000	314,422
Credicorp Ltd. (United States)	4,500	456,120
Vostok New Ventures Ltd. SDR (a)	13,260	67,969

TOTAL BERMUDA		1,462,664

Brazil - 1.0%
BB Seguridade Participacoes SA	65,600	379,351
Cetip SA - Mercados Organizado	37,300	356,606
Cielo SA	53,680	454,558
Kroton Educacional SA	158,500	336,829
Qualicorp SA	98,200	331,196
Smiles SA	45,000	320,416
Ultrapar Participacoes SA	28,700	426,073
Weg SA	100,100	386,906

TOTAL BRAZIL		2,991,935

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	17,900	389,704
Canada - 0.6%
Cara Operations Ltd.	3,900	70,572
Imperial Oil Ltd.	27,200	833,921
McCoy Global, Inc.	15,800	23,685
New Look Vision Group, Inc.	3,000	54,072
Pason Systems, Inc.	40,100	513,236
Potash Corp. of Saskatchewan, Inc.	27,900	454,876
ShawCor Ltd. Class A	2,100	45,346

TOTAL CANADA		1,995,708

Cayman Islands - 2.5%
58.com, Inc. ADR (a)	8,600	482,460
Alibaba Group Holding Ltd. sponsored ADR (a)	26,900	1,803,107
Baidu.com, Inc. sponsored ADR (a)	4,900	800,023
ENN Energy Holdings Ltd.	76,000	342,687
Fu Shou Yuan International Group Ltd.	455,000	327,399
NetEase, Inc. sponsored ADR	2,600	405,964
New Oriental Education & Technology Group, Inc. sponsored ADR	10,600	332,946
Shenzhou International Group Holdings Ltd.	75,000	402,159
TAL Education Group ADR (a)(b)	7,600	364,572
Tencent Holdings Ltd.	131,400	2,468,572
Value Partners Group Ltd.	53,000	48,215

TOTAL CAYMAN ISLANDS		7,778,104

China - 1.2%
Beijing Capital International Airport Co. Ltd. (H Shares)	360,000	327,055
China Pacific Insurance (Group) Co. Ltd. (H Shares)	152,400	537,766
Inner Mongoli Yili Industries Co. Ltd.	136,200	278,071
Jiangsu Hengrui Medicine Co. Ltd.	45,730	307,162
Kweichow Moutai Co. Ltd.	11,240	344,852
PICC Property & Casualty Co. Ltd. (H Shares)	245,340	419,668
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	174,500	790,598
Shanghai International Airport Co. Ltd.	79,300	314,169
Weifu High-Technology Co. Ltd. (B Shares)	23,067	45,262
Zhengzhou Yutong Bus Co. Ltd.	105,850	302,377

TOTAL CHINA		3,666,980

Denmark - 1.5%
Jyske Bank A/S (Reg.) (a)	21,054	924,506
Novo Nordisk A/S Series B sponsored ADR	62,460	3,489,640
Spar Nord Bank A/S	13,631	112,176

TOTAL DENMARK		4,526,322

Finland - 0.6%
Sampo Oyj (A Shares)	28,153	1,363,289
Tikkurila Oyj	23,580	399,924

TOTAL FINLAND		1,763,213

France - 6.6%
Atos Origin SA	15,092	1,193,076
AXA SA	67,706	1,673,200
Capgemini SA	16,102	1,471,413
Elis SA	5,000	87,382
Essilor International SA	8,514	1,056,262
Havas SA	80,986	645,309
Hermes International SCA	900	306,192
Laurent-Perrier Group SA	759	67,206
LVMH Moet Hennessy - Louis Vuitton SA	1,984	319,119
Orange SA	65,300	1,159,444
Renault SA	7,711	654,301
Sanofi SA	29,798	2,478,022
Societe Generale Series A	26,900	1,026,171
SR Teleperformance SA	5,500	458,234
Total SA	80,933	3,595,119
Unibail-Rodamco	5,100	1,285,514
Vetoquinol SA	1,700	67,770
VINCI SA	23,600	1,598,835
Virbac SA	730	134,108
Vivendi SA (b)	57,152	1,242,489

TOTAL FRANCE		20,519,166

Germany - 3.1%
alstria office REIT-AG	5,900	73,670
Axel Springer Verlag AG	8,300	432,201
BASF AG	24,077	1,604,809
Bayer AG	22,512	2,533,642
CompuGroup Medical AG	7,646	307,507
Continental AG	2,283	479,081
CTS Eventim AG	8,680	319,302
Fielmann AG	2,458	185,461
Fresenius SE & Co. KGaA	18,800	1,247,528
GEA Group AG	9,132	383,116
Nexus AG	2,000	37,889
SAP AG	21,225	1,691,313
Wirecard AG (b)	6,500	328,710

TOTAL GERMANY		9,624,229

Greece - 0.0%
Titan Cement Co. SA (Reg.)	2,244	43,271
Hong Kong - 1.4%
AIA Group Ltd.	443,200	2,463,955
CSPC Pharmaceutical Group Ltd.	396,000	334,904
Guangdong Investment Ltd.	286,000	365,921
Power Assets Holdings Ltd.	72,000	658,103
Techtronic Industries Co. Ltd.	94,000	356,655

TOTAL HONG KONG		4,179,538

India - 3.2%
Adani Ports & Special Economic Zone (a)	118,904	374,893
Amara Raja Batteries Ltd. (a)	23,874	296,471
Asian Paints India Ltd.	30,234	389,155
Axis Bank Ltd. (a)	48,975	297,096
Bharti Infratel Ltd.	65,836	352,576
Colgate-Palmolive (India)	24,701	313,157
GlaxoSmithKline Consumer Healthcare Ltd. (a)	4,071	350,679
HCL Technologies Ltd.	38,818	497,989
HDFC Bank Ltd. (a)	19,066	347,654
Hindustan Unilever Ltd.	39,532	477,605
Housing Development Finance Corp. Ltd.	92,473	1,618,759
IndusInd Bank Ltd.	22,985	316,449
ITC Ltd.	115,652	548,392
Jyothy Laboratories Ltd.	20,417	86,594
LIC Housing Finance Ltd. (a)	53,001	375,579
Lupin Ltd.	16,539	418,884
Maruti Suzuki India Ltd. (a)	7,049	427,216
Power Grid Corp. of India Ltd.	159,718	349,224
Sun Pharmaceutical Industries Ltd.	50,168	649,367
Tata Consultancy Services Ltd.	20,074	710,053
Titan Co. Ltd. (a)	62,320	336,071
Zee Entertainment Enterprises Ltd.	65,768	409,352

TOTAL INDIA		9,943,215

Indonesia - 1.0%
PT ACE Hardware Indonesia Tbk	5,917,800	345,796
PT Bank Central Asia Tbk	610,200	585,085
PT Bank Rakyat Indonesia Tbk	658,500	543,083
PT Kalbe Farma Tbk	3,733,300	365,036
PT Matahari Department Store Tbk	337,000	395,634
PT Media Nusantara Citra Tbk	2,309,500	202,038
PT Surya Citra Media Tbk	1,766,500	350,088
PT Tower Bersama Infrastructure Tbk (a)	685,600	316,576

TOTAL INDONESIA		3,103,336

Ireland - 1.5%
Allergan PLC (a)	2,700	767,961
CRH PLC sponsored ADR	59,129	1,591,753
FBD Holdings PLC	5,372	37,585
James Hardie Industries PLC:
CDI	22,978	266,264
sponsored ADR	112,225	1,282,732
Medtronic PLC	10,200	774,384

TOTAL IRELAND		4,720,679

Isle of Man - 0.3%
Playtech Ltd.	78,414	861,732
Israel - 1.0%
Azrieli Group	11,596	408,413
Check Point Software Technologies Ltd. (a)	3,700	291,597
Frutarom Industries Ltd.	1,580	79,582
Ituran Location & Control Ltd.	3,661	66,703
Strauss Group Ltd.	6,859	94,725
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,109	2,158,501

TOTAL ISRAEL		3,099,521

Italy - 1.0%
Azimut Holding SpA	22,714	478,279
Banco di Desio e della Brianza SpA	19,000	48,261
Beni Stabili SpA SIIQ	190,326	128,593
Interpump Group SpA	55,891	711,298
Intesa Sanpaolo SpA	234,700	668,700
Mediaset SpA	130,500	438,079
Telecom Italia SpA (a)	529,100	588,880

TOTAL ITALY		3,062,090

Japan - 14.4%
Aoki Super Co. Ltd.	6,000	63,152
Artnature, Inc.	12,000	90,920
Asahi Co. Ltd.	8,200	102,664
Astellas Pharma, Inc.	244,100	3,379,946
Autobacs Seven Co. Ltd.	6,200	108,403
Azbil Corp.	7,700	178,628
Broadleaf Co. Ltd.	2,800	25,901
Coca-Cola Central Japan Co. Ltd.	27,200	438,930
Daiichikosho Co. Ltd.	3,300	133,027
Daikokutenbussan Co. Ltd.	5,000	178,315
DENSO Corp.	48,600	2,096,021
Dentsu, Inc.	21,800	1,158,588
East Japan Railway Co.	19,700	1,810,783
Fast Retailing Co. Ltd.	2,400	776,031
GCA Savvian Group Corp.	6,600	60,532
Glory Ltd.	4,900	156,696
Goldcrest Co. Ltd.	7,960	133,882
Hoya Corp.	55,700	2,150,147
Itochu Corp.	82,800	973,143
Iwatsuka Confectionary Co. Ltd.	800	37,340
Japan Digital Laboratory Co.	7,000	93,158
Japan Tobacco, Inc.	68,100	2,667,051
KDDI Corp.	51,300	1,299,050
Keyence Corp.	2,721	1,284,001
Kobayashi Pharmaceutical Co. Ltd.	2,000	170,413
Koshidaka Holdings Co. Ltd.	4,000	72,900
Lasertec Corp.	6,300	60,056
Makita Corp.	12,300	692,326
Medikit Co. Ltd.	2,100	64,706
Meiko Network Japan Co. Ltd.	2,700	25,247
Miraial Co. Ltd.	2,400	18,693
Mitsubishi UFJ Financial Group, Inc.	362,700	1,859,889
Mitsui Fudosan Co. Ltd.	56,000	1,318,290
Nagaileben Co. Ltd.	8,100	129,357
Nakano Refrigerators Co. Ltd.	2,000	50,009
ND Software Co. Ltd.	6,000	51,826
Nihon Parkerizing Co. Ltd.	18,500	175,512
Nintendo Co. Ltd.	4,300	602,919
Nippon Prologis REIT, Inc.	225	400,442
Nippon Seiki Co. Ltd.	2,000	43,921
Nippon Telegraph & Telephone Corp.	42,500	1,809,336
NS Tool Co. Ltd.	3,800	68,101
OBIC Co. Ltd.	20,000	1,035,998
Olympus Corp.	37,300	1,454,471
ORIX Corp.	73,300	1,036,643
OSG Corp.	33,500	556,749
Paramount Bed Holdings Co. Ltd.	3,400	117,248
ProNexus, Inc.	13,000	107,449
San-Ai Oil Co. Ltd.	11,000	85,302
Seven& i Holdings Co. Ltd.	23,800	1,061,539
Seven Bank Ltd.	493,100	2,100,106
Shinsei Bank Ltd.	318,000	497,024
SHO-BOND Holdings Co. Ltd.	22,100	757,927
Shoei Co. Ltd.	5,800	104,886
SK Kaken Co. Ltd.	1,000	78,389
Software Service, Inc.	1,600	53,361
Sony Corp.	28,100	652,182
Sony Financial Holdings, Inc.	44,000	728,073
Sumitomo Mitsui Financial Group, Inc.	43,700	1,466,074
Techno Medica Co. Ltd.	1,800	38,693
The Monogatari Corp.	1,500	64,036
The Nippon Synthetic Chemical Industry Co. Ltd.	6,000	41,852
TKC Corp.	4,000	97,508
Tocalo Co. Ltd.	2,800	53,551
Toyota Motor Corp.	51,900	3,125,914
Tsutsumi Jewelry Co. Ltd.	2,200	44,268
USS Co. Ltd.	129,500	1,989,333
Workman Co. Ltd.	1,900	110,349
Yamada Consulting Group Co. Ltd.	2,000	57,760
Yamato Kogyo Co. Ltd.	1,700	40,249

TOTAL JAPAN		44,567,186

Kenya - 0.2%
Safaricom Ltd.	4,292,600	635,087
Korea (South) - 1.7%
AMOREPACIFIC Corp.	1,696	573,676
AMOREPACIFIC Group, Inc.	2,913	362,374
BGFretail Co. Ltd.	7,690	1,375,132
Coway Co. Ltd.	5,278	431,019
KEPCO Plant Service & Engineering Co. Ltd.	4,546	376,200
KT&G Corp.	834	71,677
Leeno Industrial, Inc.	1,159	37,323
LG Chemical Ltd.	2,226	552,767
LG Household & Health Care Ltd.	595	492,221
NAVER Corp.	2,029	1,061,674

TOTAL KOREA (SOUTH)		5,334,063

Luxembourg - 0.3%
Eurofins Scientific SA	1,000	328,064
RTL Group SA	6,427	518,130

TOTAL LUXEMBOURG		846,194

Mexico - 1.8%
Banregio Grupo Financiero S.A.B. de CV	64,200	301,537
Consorcio ARA S.A.B. de CV	254,355	74,745
Fomento Economico Mexicano S.A.B. de CV:
unit	70,100	664,023
sponsored ADR	7,333	695,315
Gruma S.A.B. de CV Series B	24,200	366,647
Grupo Aeroportuario del Pacifico SA de CV Series B	44,300	372,078
Grupo Aeroportuario del Sureste SA de CV Series B	27,215	372,039
Grupo Aeroportuario Norte S.A.B. de CV	78,800	366,635
Grupo Financiero Banorte S.A.B. de CV Series O	108,900	568,163
Grupo GICSA SA de CV (a)	320,800	265,126
Infraestructura Energetica Nova S.A.B. de CV	70,000	273,976
Kimberly-Clark de Mexico SA de CV Series A	147,100	351,656
Megacable Holdings S.A.B. de CV unit	86,800	318,194
Promotora y Operadora de Infraestructura S.A.B. de CV	31,900	364,521
Tenedora Nemak SA de CV	253,700	322,549

TOTAL MEXICO		5,677,204

Netherlands - 1.6%
Aalberts Industries NV	6,100	192,668
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(c)	58,600	239,193
Heijmans NV (Certificaten Van Aandelen) (a)	5,881	45,349
ING Groep NV (Certificaten Van Aandelen)	108,576	1,236,929
Koninklijke KPN NV	152,592	590,478
Mylan N.V.	10,400	547,976
PostNL NV (a)	74,300	270,384
RELX NV	102,395	1,708,611
VastNed Retail NV	5,035	220,447

TOTAL NETHERLANDS		5,052,035

Norway - 0.0%
Kongsberg Gruppen ASA	4,200	66,978
Philippines - 1.1%
Ayala Corp.	27,980	400,225
Ayala Land, Inc.	672,400	445,692
D&L Industries, Inc.	1,650,400	281,384
GT Capital Holdings, Inc.	13,155	357,251
International Container Terminal Services, Inc.	266,090	340,421
Jollibee Food Corp.	95,760	413,375
SM Investments Corp.	24,590	429,572
SM Prime Holdings, Inc.	1,002,500	447,903
Universal Robina Corp.	94,060	382,138

TOTAL PHILIPPINES		3,497,961

Russia - 0.3%
Magnit OJSC (a)	3,454	527,258
NOVATEK OAO GDR (Reg. S)	5,900	512,747

TOTAL RUSSIA		1,040,005

South Africa - 2.0%
Alexander Forbes Group Holding	86,905	29,532
Aspen Pharmacare Holdings Ltd.	24,300	413,712
Bidvest Group Ltd.	21,932	506,478
Clicks Group Ltd.	60,379	330,739
Discovery Ltd.	49,767	405,726
FirstRand Ltd.	192,300	545,533
Mr Price Group Ltd.	38,400	396,303
Naspers Ltd. Class N	21,400	2,704,385
Sanlam Ltd.	125,400	461,763
Woolworths Holdings Ltd.	69,200	409,440

TOTAL SOUTH AFRICA		6,203,611

Spain - 2.7%
Amadeus IT Holding SA Class A	41,300	1,686,640
Hispania Activos Inmobiliarios SA (a)	38,400	477,525
Iberdrola SA	249,772	1,755,712
Inditex SA	89,472	2,944,455
Mediaset Espana Comunicacion SA	49,300	479,436
Merlin Properties Socimi SA	36,100	419,232
Prosegur Compania de Seguridad SA (Reg.)	101,176	453,856

TOTAL SPAIN		8,216,856

Sweden - 2.8%
ASSA ABLOY AB (B Shares)	139,700	2,960,961
Fagerhult AB	50,855	847,769
H&M Hennes & Mauritz AB (B Shares)	32,638	1,068,804
Intrum Justitia AB	15,263	505,762
Nordea Bank AB	138,267	1,392,308
Saab AB (B Shares)	2,800	84,521
Sandvik AB	55,300	462,767
Svenska Handelsbanken AB (A Shares)	97,045	1,221,059

TOTAL SWEDEN		8,543,951

Switzerland - 8.3%
Credit Suisse Group AG	50,463	893,971
Nestle SA	97,948	7,216,075
Novartis AG	84,477	6,544,725
Roche Holding AG (participation certificate)	16,701	4,325,965
Schindler Holding AG:
(participation certificate)	7,634	1,169,906
(Reg.)	2,251	347,856
Sika AG	90	322,077
Syngenta AG (Switzerland)	3,404	1,253,405
Tecan Group AG	600	86,642
UBS Group AG	128,015	2,130,170
Zurich Insurance Group AG	5,523	1,224,258

TOTAL SWITZERLAND		25,515,050

Taiwan - 1.8%
Addcn Technology Co. Ltd.	8,500	64,793
Advantech Co. Ltd.	53,000	316,869
ECLAT Textile Co. Ltd.	28,000	397,125
ECLAT Textile Co. Ltd. rights 2/16/16	643	2,909
Giant Manufacturing Co. Ltd.	50,000	328,635
Largan Precision Co. Ltd.	6,870	490,793
Merida Industry Co. Ltd.	65,500	288,354
Taiwan Semiconductor Manufacturing Co. Ltd.	864,035	3,703,201

TOTAL TAIWAN		5,592,679

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	45,800	487,534
Bangkok Dusit Medical Services PCL (For. Reg.)	602,400	372,753
Thai Beverage PCL	678,000	324,540

TOTAL THAILAND		1,184,827

Turkey - 0.5%
Bim Birlesik Magazalar A/S JSC	20,000	338,070
Koc Holding A/S	94,000	375,924
TAV Havalimanlari Holding A/S	29,000	171,708
Tofas Turk Otomobil Fabrikasi A/S	49,833	343,618
Tupras Turkiye Petrol Rafinelleri A/S (a)	15,000	380,126

TOTAL TURKEY		1,609,446

United Arab Emirates - 0.1%
DP World Ltd.	22,578	391,728
United Kingdom - 14.8%
AA PLC	21,973	92,623
Alliance Pharma PLC	64,414	45,936
Associated British Foods PLC	28,900	1,303,783
AstraZeneca PLC (United Kingdom)	34,040	2,191,855
Aviva PLC	177,279	1,222,652
Babcock International Group PLC	39,923	523,174
BAE Systems PLC	246,721	1,824,712
Barclays PLC	467,270	1,250,356
Bellway PLC	6,328	251,270
Berendsen PLC	69,555	1,084,590
BP PLC sponsored ADR	81,709	2,644,920
British American Tobacco PLC (United Kingdom)	5,700	317,624
Britvic PLC	8,417	86,898
Bunzl PLC	43,632	1,167,268
Compass Group PLC	75,007	1,290,862
Dechra Pharmaceuticals PLC	9,100	129,984
DP Poland PLC (a)	200,000	63,789
Elementis PLC	44,108	135,459
Great Portland Estates PLC	13,972	153,238
Hikma Pharmaceuticals PLC	10,823	312,392
Hilton Food Group PLC	5,400	40,329
Howden Joinery Group PLC	63,600	455,549
HSBC Holdings PLC sponsored ADR	57,417	2,032,562
Imperial Tobacco Group PLC	38,725	2,096,790
Informa PLC	227,677	2,070,620
InterContinental Hotel Group PLC	8,300	272,759
InterContinental Hotel Group PLC ADR	69,496	2,303,097
ITE Group PLC	32,700	65,634
ITV PLC	374,619	1,432,121
JUST EAT Ltd. (a)	14,240	76,265
Liberty Global PLC:
Class A (a)	11,100	381,951
LiLAC Class A (a)	4,450	156,640
Lloyds Banking Group PLC	2,256,400	2,113,927
Micro Focus International PLC	34,100	675,424
National Grid PLC	117,565	1,656,339
NMC Health PLC	27,600	383,367
Prudential PLC	130,439	2,562,629
Reckitt Benckiser Group PLC	38,651	3,437,662
Rightmove PLC	7,800	445,057
Rio Tinto PLC	63,884	1,566,549
Royal Dutch Shell PLC Class B (United Kingdom)	41,209	897,859
Shaftesbury PLC	41,837	502,229
Spectris PLC	7,870	178,274
Spirax-Sarco Engineering PLC	6,199	270,569
Taylor Wimpey PLC	29,400	81,066
Ted Baker PLC	3,375	144,579
Topps Tiles PLC	33,400	64,993
Ultra Electronics Holdings PLC	5,901	160,554
Unilever PLC	7,300	320,943
Unite Group PLC	67,977	625,140
Vodafone Group PLC sponsored ADR	64,426	2,074,517

TOTAL UNITED KINGDOM		45,639,379

United States of America - 10.1%
A.O. Smith Corp.	4,400	307,340
Alphabet, Inc.:
Class A	2,530	1,926,216
Class C	430	319,469
Altria Group, Inc.	13,300	812,763
Amazon.com, Inc. (a)	500	293,500
ANSYS, Inc. (a)	500	44,095
Autoliv, Inc.	14,154	1,454,748
Berkshire Hathaway, Inc. Class B (a)	8,616	1,118,098
Broadridge Financial Solutions, Inc.	1,340	71,770
Chevron Corp.	9,500	821,465
China Biologic Products, Inc. (a)	8,200	1,051,814
Constellation Brands, Inc. Class A (sub. vtg.)	9,000	1,372,320
Domino's Pizza, Inc.	6,400	729,152
Ecolab, Inc.	2,900	312,823
Edgewell Personal Care Co. (a)	4,900	362,649
Energizer Holdings, Inc.	1,200	38,448
Facebook, Inc. Class A (a)	2,800	314,188
International Flavors & Fragrances, Inc.	2,800	327,488
Kennedy-Wilson Holdings, Inc.	7,573	153,580
Martin Marietta Materials, Inc.	5,270	661,807
MasterCard, Inc. Class A	29,900	2,661,997
McGraw Hill Financial, Inc.	20,000	1,700,400
MercadoLibre, Inc. (b)	3,000	294,720
Mettler-Toledo International, Inc. (a)	1,000	312,850
Mohawk Industries, Inc. (a)	9,315	1,550,109
Molson Coors Brewing Co. Class B	7,500	678,600
Moody's Corp.	9,400	837,916
MSCI, Inc. Class A	3,800	261,592
NIKE, Inc. Class B	4,700	291,447
Philip Morris International, Inc.	19,400	1,746,194
PPG Industries, Inc.	3,200	304,384
PriceSmart, Inc.	8,885	680,236
ResMed, Inc.	12,720	721,224
ResMed, Inc. CDI	65,669	379,607
Reynolds American, Inc.	23,500	1,173,825
Sherwin-Williams Co.	3,140	802,804
SS&C Technologies Holdings, Inc.	21,854	1,404,994
The Walt Disney Co.	2,700	258,714
Visa, Inc. Class A	36,024	2,683,428

TOTAL UNITED STATES OF AMERICA		31,238,774

TOTAL COMMON STOCKS
(Cost $277,642,533)		304,691,015

Nonconvertible Preferred Stocks - 0.5%
Brazil - 0.3%
Ambev SA sponsored ADR	163,000	761,210
Germany - 0.2%
Sartorius AG (non-vtg.)	950	244,354
Volkswagen AG	3,590	418,061

TOTAL GERMANY		662,415

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,815,375)		1,423,625

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.38% (d)	1,532,276	1,532,276
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	1,719,386	1,719,386
TOTAL MONEY MARKET FUNDS
(Cost $3,251,662)		3,251,662
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $282,709,570)		309,366,302
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,614)
NET ASSETS - 100%		$309,350,688

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,193 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,565
Fidelity Securities Lending Cash Central Fund	10,582
Total	$14,147

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$47,997,312	$9,957,871	$38,039,441	$--
Consumer Staples	41,182,739	10,136,681	31,046,058	--
Energy	10,779,799	5,688,772	5,091,027	--
Financials	60,566,833	11,533,128	49,033,705	--
Health Care	48,496,246	10,155,546	38,340,700	--
Industrials	32,719,323	3,108,879	29,610,444	--
Information Technology	35,771,026	14,025,289	21,745,737	--
Materials	13,739,649	6,123,017	7,616,632	--
Telecommunication Services	8,825,944	2,709,604	6,116,340	--
Utilities	6,035,769	273,976	5,761,793	--
Money Market Funds	3,251,662	3,251,662	--	--
Total Investments in Securities:	$309,366,302	$76,964,425	$232,401,877	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$74,744,696
Level 2 to Level 1	$410,990

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $284,727,221. Net unrealized appreciation aggregated $24,639,081, of which $48,701,332 related to appreciated investment securities and $24,062,251 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Europe Fund

January 31, 2016

EUR-QTLY-0316
1.813067.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Austria - 2.1%
Andritz AG	277,200	$12,889,353
Erste Group Bank AG (a)	483,600	13,969,567

TOTAL AUSTRIA		26,858,920

Bailiwick of Jersey - 5.6%
Shire PLC	787,600	44,178,100
Wolseley PLC	265,134	13,152,414
WPP PLC	620,800	13,500,849

TOTAL BAILIWICK OF JERSEY		70,831,363

Bermuda - 1.8%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)	29,776,435	3,524,560
Vostok New Ventures Ltd. SDR (a)	3,662,236	18,772,100

TOTAL BERMUDA		22,296,660

Denmark - 5.7%
Carlsberg A/S Series B	245,700	20,714,379
DSV de Sammensluttede Vognmaend A/S	236,000	9,184,272
Novozymes A/S Series B	349,855	14,602,673
William Demant Holding A/S (a)	309,100	27,247,434

TOTAL DENMARK		71,748,758

Finland - 1.9%
Amer Group PLC (A Shares)	450,500	12,330,816
Valmet Corp.	1,119,700	11,131,833

TOTAL FINLAND		23,462,649

France - 7.5%
Amundi SA (a)	67,300	2,818,958
Bollore Group	3,447,549	13,914,073
Christian Dior SA	22,495	3,804,503
Eurazeo SA	207,255	12,651,660
Havas SA	2,906,500	23,159,456
Publicis Groupe SA	230,946	13,853,371
Wendel SA	146,000	14,620,607
Zodiac Aerospace	454,600	9,479,775

TOTAL FRANCE		94,302,403

Germany - 13.7%
adidas AG	210,900	21,716,924
Bayer AG	258,700	29,115,722
Brenntag AG	343,800	16,869,471
CompuGroup Medical AG	259,600	10,440,604
Fresenius SE & Co. KGaA	206,797	13,722,606
GEA Group AG	337,831	14,173,064
LEG Immobilien AG	275,095	22,330,082
SAP AG	566,054	45,105,981

TOTAL GERMANY		173,474,454

Ireland - 2.7%
DCC PLC (United Kingdom)	149,700	11,557,293
Ryanair Holdings PLC sponsored ADR	137,767	10,794,044
United Drug PLC (United Kingdom)	1,554,241	11,618,083

TOTAL IRELAND		33,969,420

Isle of Man - 3.8%
Optimal Payments PLC (a)	4,443,710	25,602,498
Playtech Ltd.	2,008,523	22,072,696

TOTAL ISLE OF MAN		47,675,194

Malta - 0.9%
Kambi Group PLC (a)	752,299	11,064,837
Netherlands - 1.2%
RELX NV	945,977	15,785,012
Norway - 3.3%
Statoil ASA	2,750,200	37,632,294
TGS Nopec Geophysical Co. ASA (b)	303,100	4,392,615

TOTAL NORWAY		42,024,909

Spain - 2.9%
Amadeus IT Holding SA Class A	497,200	20,305,020
Red Electrica Corporacion SA	210,600	17,051,014

TOTAL SPAIN		37,356,034

Sweden - 15.3%
Elekta AB (B Shares) (b)	2,939,402	21,920,845
Getinge AB (B Shares)	1,681,200	37,030,716
H&M Hennes & Mauritz AB (B Shares)	664,643	21,765,205
Hemfosa Fastigheter AB	1,181,300	11,673,053
Indutrade AB	306,300	16,306,746
Kungsleden AB	1,999,100	13,368,674
Lundbergfoeretagen AB	94,092	4,816,932
Pandox AB (a)	781,300	12,172,614
Sandvik AB	2,362,400	19,769,268
Svenska Cellulosa AB (SCA) (B Shares)	790,100	23,416,708
Svenska Handelsbanken AB (A Shares)	913,800	11,497,799

TOTAL SWEDEN		193,738,560

Switzerland - 2.1%
Credit Suisse Group AG	552,383	9,785,671
Julius Baer Group Ltd.	399,910	16,974,913

TOTAL SWITZERLAND		26,760,584

United Kingdom - 28.1%
Aberdeen Asset Management PLC	3,701,357	13,046,767
Aldermore Group PLC	2,955,137	9,153,075
Babcock International Group PLC	1,325,300	17,367,487
Big Yellow Group PLC	1,234,200	13,592,188
Bunzl PLC	684,258	18,305,657
Compass Group PLC	1,271,917	21,889,545
Dechra Pharmaceuticals PLC	954,814	13,638,507
Diploma PLC	1,298,700	12,440,483
Essentra PLC	463,572	4,871,593
International Personal Finance PLC	5,079,503	17,513,419
ITV PLC	2,265,600	8,661,103
London Stock Exchange Group PLC	405,800	14,369,131
Micro Focus International PLC	595,700	11,799,127
Prudential PLC	1,143,880	22,472,878
Rolls-Royce Group PLC	1,654,892	13,163,924
Schroders PLC	216,222	8,448,071
Senior Engineering Group PLC	3,385,600	10,592,952
Shawbrook Group PLC	2,658,100	11,256,513
Softcat PLC (a)	1,874,478	9,135,696
St. James's Place Capital PLC	577,862	7,911,698
Standard Chartered PLC (United Kingdom)	4,856,740	32,763,577
Unite Group PLC	1,385,987	12,746,025
Virgin Money Holdings Uk PLC	1,292,548	5,818,190
William Hill PLC	8,038,473	44,751,406

TOTAL UNITED KINGDOM		355,709,012

TOTAL COMMON STOCKS
(Cost $1,306,813,147)		1,247,058,769

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.38% (c)	8,523,573	8,523,573
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	20,603,224	20,603,224
TOTAL MONEY MARKET FUNDS
(Cost $29,126,797)		29,126,797
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,335,939,944)		1,276,185,566
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(11,663,862)
NET ASSETS - 100%		$1,264,521,704

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,684
Fidelity Securities Lending Cash Central Fund	85,618
Total	$90,302

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$224,455,641	$--	$224,455,641	$--
Consumer Staples	44,131,087	--	44,131,087	--
Energy	42,024,909	--	42,024,909	--
Financials	325,896,108	--	325,896,108	--
Health Care	208,912,617	--	208,912,617	--
Industrials	231,092,109	10,794,044	220,298,065	--
Information Technology	134,021,018	--	134,021,018	--
Materials	19,474,266	--	19,474,266	--
Utilities	17,051,014	--	17,051,014	--
Money Market Funds	29,126,797	29,126,797	--	--
Total Investments in Securities:	$1,276,185,566	$39,920,841	$1,236,264,725	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$998,423,233
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,340,638,403. Net unrealized depreciation aggregated $64,452,837, of which $103,691,791 related to appreciated investment securities and $168,144,628 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

January 31, 2016

EME-QTLY-0316
1.861978.107

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Austria - 3.3%
CA Immobilien Anlagen AG	39,100	$670,550
Erste Group Bank AG (a)	29,100	840,601
Raiffeisen International Bank-Holding AG (a)	20,300	256,053
Wienerberger AG	31,000	474,384

TOTAL AUSTRIA		2,241,588

Bailiwick of Jersey - 0.5%
Wizz Air Holdings PLC	13,888	376,045
Botswana - 0.5%
First National Bank of Botswana Ltd.	964,358	317,754
British Virgin Islands - 0.5%
Lenta Ltd. GDR (a)	61,000	360,689
Canada - 0.2%
Detour Gold Corp. (a)	13,200	160,560
Croatia - 0.5%
Ledo d.d.	282	354,872
Czech Republic - 1.4%
Komercni Banka A/S	4,449	934,369
Estonia - 0.7%
Tallinna Kaubamaja AS	70,900	512,296
Germany - 0.1%
UNIWHEELS AG	2,202	65,846
Greece - 0.8%
Jumbo SA	26,536	281,850
Sarantis SA	37,800	298,660

TOTAL GREECE		580,510

Hungary - 2.2%
OTP Bank PLC	70,000	1,484,561
Israel - 1.0%
Elbit Systems Ltd. (Israel)	4,000	340,335
Osem Investment Ltd.	18,800	312,795

TOTAL ISRAEL		653,130

Kenya - 1.1%
British American Tobacco Kenya Ltd.	31,700	247,656
Kenya Commercial Bank Ltd.	756,500	282,579
Safaricom Ltd.	1,516,544	224,372

TOTAL KENYA		754,607

Lithuania - 0.7%
Apranga AB (a)	163,766	454,164
Luxembourg - 0.6%
Pegas NONWOVENS SA	13,700	384,273
Malta - 0.7%
Brait SA	48,000	500,284
Netherlands - 0.7%
AmRest Holdings NV (a)	6,600	299,110
Yandex NV (a)	15,000	201,300

TOTAL NETHERLANDS		500,410

Nigeria - 0.6%
Zenith Bank PLC	6,384,656	404,657
Pakistan - 0.7%
Millat Tractors Ltd.	45,000	212,342
United Bank Ltd.	190,000	260,705

TOTAL PAKISTAN		473,047

Poland - 3.3%
Bank Polska Kasa Opieki SA	19,500	654,318
Inter Cars SA	3,700	210,352
Kruk SA	8,300	332,720
NG2 SA	7,400	216,111
Orbis SA	44,200	689,992
Quercus TFI SA	169,292	191,703

TOTAL POLAND		2,295,196

Qatar - 2.3%
Al Meera Consumer Goods Co. (a)	6,496	331,888
Qatar National Bank SAQ (a)	27,850	1,253,826

TOTAL QATAR		1,585,714

Romania - 4.5%
Banca Transilvania SA (a)	2,204,397	1,184,568
BRD-Groupe Societe Generale (a)	453,129	1,081,726
Bursa de Valori Bucuresti	71,506	447,157
Fondul Propietatea SA GDR	39,000	370,369

TOTAL ROMANIA		3,083,820

Russia - 18.9%
Gazprom OAO (a)	1,553,600	2,821,268
Lukoil PJSC (a)	12,600	430,333
Lukoil PJSC sponsored ADR	77,895	2,650,070
Magnit OJSC (a)	9,243	1,410,957
Megafon OJSC GDR	71,800	861,745
Moscow Exchange MICEX-RTS OAO (a)	645,000	823,538
NOVATEK OAO (a)	127,000	1,079,231
Sberbank of Russia (a)	2,280,970	2,933,232

TOTAL RUSSIA		13,010,374

Slovenia - 0.7%
Krka dd Novo mesto	6,700	450,003
South Africa - 35.7%
AngloGold Ashanti Ltd. (a)	106,400	918,654
Aspen Pharmacare Holdings Ltd.	33,300	566,938
Aveng Ltd. (a)	470,000	70,916
Cashbuild Ltd.	14,800	257,569
Clicks Group Ltd.	164,755	902,481
DRDGOLD Ltd.	4,219,214	1,183,852
FirstRand Ltd.	646,900	1,835,181
Holdsport Ltd.	151,700	486,745
Hulamin Ltd.	996,200	423,716
KAP Industrial Holdings Ltd.	680,000	252,646
Life Healthcare Group Holdings Ltd.	186,000	410,855
Mr Price Group Ltd.	11,700	120,749
MTN Group Ltd.	142,850	1,262,352
Nampak Ltd.	617,100	763,015
Naspers Ltd. Class N	42,400	5,358,222
Pioneer Foods Ltd.	99,500	830,363
PSG Konsult Ltd.	444,336	205,288
Remgro Ltd.	111,700	1,771,346
RMB Holdings Ltd.	164,600	587,923
Sasol Ltd.	46,500	1,223,254
Shoprite Holdings Ltd.	120,100	1,108,981
Spar Group Ltd.	99,200	1,147,152
Spur Corp. Ltd.	155,000	283,225
Standard Bank Group Ltd.	55,663	396,320
Steinhoff International Holdings NV	321,700	1,559,095
Truworths International Ltd.	91,100	565,803

TOTAL SOUTH AFRICA		24,492,641

Turkey - 4.1%
Aselsan A/S	185,000	1,132,934
Koc Holding A/S	188,850	755,247
Turk Tuborg Bira ve Malt Sanayii A/S (a)	110,000	248,985
Turkiye Garanti Bankasi A/S	281,000	710,113

TOTAL TURKEY		2,847,279

United Arab Emirates - 4.2%
Agthia Group PJSC	141,093	268,529
Aldar Properties PJSC (a)	809,585	484,946
Dubai Islamic Bank Pakistan Ltd. (a)	425,219	662,243
Emaar Malls Group PJSC (a)	590,000	367,871
First Gulf Bank PJSC	286,313	787,356
SHUAA Capital PSC (a)	3,383,913	313,261

TOTAL UNITED ARAB EMIRATES		2,884,206

United Kingdom - 2.9%
Bupa Arabia ELS (HSBC Warrant Program) warrants 10/10/16 (a)	2,200	67,779
Georgia Healthcare Group PLC (a)	125,600	313,047
NMC Health PLC	23,900	331,974
Saudi Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/4/18 (a)(b)	14,000	439,869
Savola Group ELS (HSBC Warrant Program) warrants 2/6/17 (a)(b)	46,200	509,152
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(b)	33,634	319,905

TOTAL UNITED KINGDOM		1,981,726

TOTAL COMMON STOCKS
(Cost $68,620,782)		64,144,621

Nonconvertible Preferred Stocks - 3.8%
Russia - 3.8%
Surgutneftegas OJSC (a)	2,598,600	1,585,270
Tatneft OAO (a)	433,800	1,066,191
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,739,936)		2,651,461

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.38%(c)
(Cost $1,901,175)	1,901,175	1,901,175
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $73,261,893)		68,697,257
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,605)
NET ASSETS - 100%		$68,692,652

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,268,926 or 1.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,082

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,233,106	$2,319,848	$8,913,258	$--
Consumer Staples	8,336,304	2,277,021	6,059,283	--
Energy	10,855,617	--	10,855,617	--
Financials	24,683,823	11,446,320	13,237,503	--
Health Care	2,072,817	450,003	1,622,814	--
Industrials	3,614,849	2,440,858	1,173,991	--
Information Technology	201,300	201,300	--	--
Materials	3,449,797	160,560	3,289,237	--
Telecommunication Services	2,348,469	224,372	2,124,097	--
Money Market Funds	1,901,175	1,901,175	--	--
Total Investments in Securities:	$68,697,257	$21,421,457	$47,275,800	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$36,671,072
Level 2 to Level 1	$852,918

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $74,191,897. Net unrealized depreciation aggregated $5,494,640, of which $7,535,998 related to appreciated investment securities and $13,030,638 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

January 31, 2016

EMD-QTLY-0316
1.931229.104

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Bangladesh - 0.5%
BRAC Bank Ltd.	449,466	$270,980
Bermuda - 3.0%
Aquarius Platinum Ltd. (Australia) (a)	2,009,820	350,025
China Resource Gas Group Ltd.	78,000	194,642
Digital China Holdings Ltd. (H Shares)	157,000	162,763
PAX Global Technology Ltd.	469,000	475,422
Shangri-La Asia Ltd.	676,000	629,754

TOTAL BERMUDA		1,812,606

Brazil - 4.2%
Companhia de Saneamento de Minas Gerais	75,290	242,258
Cosan SA Industria e Comercio	32,660	205,278
Direcional Engenharia SA	219,000	180,684
Fibria Celulose SA	38,500	424,099
FPC Par Corretora de Seguros	94,600	238,877
Mills Estruturas e Servicos de Engenharia SA	267,200	166,340
Minerva SA (a)	131,200	402,804
Minerva SA rights 2/25/16 (a)	68,155	170
QGEP Participacoes SA (a)	152,100	158,572
Smiles SA	36,000	256,333
Tegma Gestao Logistica SA	269,600	220,409

TOTAL BRAZIL		2,495,824

British Virgin Islands - 0.3%
Dolphin Capital Investors Ltd. (a)	918,400	181,489
Canada - 1.2%
Pan American Silver Corp.	44,000	291,280
Torex Gold Resources, Inc. (a)	488,600	439,457

TOTAL CANADA		730,737

Cayman Islands - 11.4%
51job, Inc. sponsored ADR (a)	12,300	342,309
58.com, Inc. ADR (a)	12,700	712,470
Casetek Holdings	50,000	258,228
China State Construction International Holdings Ltd.	304,000	490,925
Cosmo Lady (China) Holdings Co. Ltd.	635,000	571,380
ENN Energy Holdings Ltd.	42,000	189,380
GCL-Poly Energy Holdings Ltd.	1,073,000	138,377
Goodbaby International Holdings Ltd. (a)	412,000	175,683
Haitian International Holdings Ltd.	256,000	311,353
Ju Teng International Holdings Ltd.	428,000	168,815
Kingboard Laminates Holdings Ltd.	597,000	241,748
Kingsoft Corp. Ltd.	80,000	173,816
Lee's Pharmaceutical Holdings Ltd.	366,000	338,458
Pico Far East Holdings Ltd.	2,320,000	569,918
Semiconductor Manufacturing International Corp. (a)	2,142,000	185,997
Sino Biopharmaceutical Ltd.	640,000	441,016
SITC International Holdings Co. Ltd.	941,000	436,756
Sunny Optical Technology Group Co. Ltd.	112,000	240,376
TPK Holding Co. Ltd.	31,000	63,803
Uni-President China Holdings Ltd.	909,000	589,810
Yirendai Ltd. ADR	26,400	180,048

TOTAL CAYMAN ISLANDS		6,820,666

Chile - 4.6%
Compania Cervecerias Unidas SA sponsored ADR	23,500	507,365
CorpBanca SA	31,817,424	241,284
Empresas CMPC SA	229,393	520,909
Inversiones La Construccion SA	34,117	339,735
Quinenco SA	303,074	539,535
Vina Concha y Toro SA	372,483	592,610

TOTAL CHILE		2,741,438

China - 5.6%
BBMG Corp. (H Shares)	805,000	452,370
China Longyuan Power Grid Corp. Ltd. (H Shares)	340,000	203,154
China Suntien Green Energy Corp. Ltd. (H Shares) (b)	1,409,200	158,820
Huangshan Tourism Development Co. Ltd.	326,000	589,675
Qingdao Haier Co. Ltd.	520,686	726,634
Tong Ren Tang Technologies Co. Ltd. (H Shares)	373,000	574,651
Zhengzhou Yutong Bus Co. Ltd.	129,419	369,706
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	58,000	299,267

TOTAL CHINA		3,374,277

Colombia - 0.3%
Organizacion Terpel SA	59,128	152,751
Cyprus - 0.7%
Global Ports Investment PLC GDR (Reg. S) (a)	138,600	416,900
Egypt - 0.3%
Citadel Capital Corp. (a)	1,032,100	173,993
Greece - 0.6%
Titan Cement Co. SA (Reg.)	18,700	360,594
Hong Kong - 3.8%
BYD Electronic International Co. Ltd. (a)	146,000	61,719
China Resources Beer Holdings Co. Ltd.	290,000	462,468
Far East Horizon Ltd.	568,584	438,094
Techtronic Industries Co. Ltd.	348,000	1,320,388

TOTAL HONG KONG		2,282,669

India - 11.3%
Adani Ports & Special Economic Zone (a)	112,231	353,854
Arvind Mills Ltd. (a)	78,162	378,830
Cadila Healthcare Ltd. (a)	81,714	368,042
Edelweiss Financial Services Ltd.	460,199	355,047
Exide Industries Ltd. (a)	166,914	296,974
Grasim Industries Ltd.	11,001	552,224
Iifl Holdings Ltd. (a)	227,222	703,785
Indraprastha Gas Ltd. (a)	50,968	422,396
JK Cement Ltd.	33,842	248,342
LIC Housing Finance Ltd. (a)	47,601	337,313
Mahindra Lifespace Developers Ltd. (a)	45,739	312,483
Mphasis BFL Ltd.	50,835	342,988
Power Grid Corp. of India Ltd.	260,226	568,985
Redington India Ltd. (a)	100,384	153,987
Solar Industries India Ltd. (a)	5,500	250,238
The Jammu & Kashmir Bank Ltd.	288,070	304,607
Torrent Pharmaceuticals Ltd.	24,848	513,976
VST Industries Ltd. (a)	12,644	317,324

TOTAL INDIA		6,781,395

Indonesia - 1.0%
PT Bank Danamon Indonesia Tbk Series A	975,900	289,026
PT Panin Life Tbk (a)	25,472,400	288,449

TOTAL INDONESIA		577,475

Israel - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	155,760	333,519
Korea (South) - 11.1%
AMOREPACIFIC Group, Inc.	3,047	379,044
Binggrea Co. Ltd.	3,453	205,282
Com2uS Corp.	2,340	264,970
Devsisters Co. Ltd. (a)	7,020	154,326
DGB Financial Group Co. Ltd.	53,172	394,736
E-Mart Co. Ltd.	2,863	390,117
Fila Korea Ltd.	7,714	622,089
Hanon Systems	9,558	415,355
Hyundai Glovis Co. Ltd.	5,840	994,870
Hyundai HCN	108,646	282,034
Hyundai Industrial Development & Construction Co.	11,472	432,652
Hyundai Wia Corp.	4,572	402,571
Koh Young Technology, Inc.	6,015	182,865
Korean Reinsurance Co.	25,100	276,643
Medy-Tox, Inc.	1,624	699,905
NCSOFT Corp.	2,020	394,636
Silicon Works Co. Ltd.	7,576	176,832

TOTAL KOREA (SOUTH)		6,668,927

Malaysia - 1.9%
Inari Amertron Bhd	274,300	214,092
Top Glove Corp. Bhd	694,200	908,090

TOTAL MALAYSIA		1,122,182

Mexico - 6.2%
Grupo Aeroportuario del Pacifico SA de CV Series B	45,900	385,517
Grupo Comercial Chedraui S.A.B. de CV	177,200	463,180
Grupo GICSA SA de CV (a)	247,332	204,408
Industrias Penoles SA de CV	36,630	347,342
Macquarie Mexican (REIT)	775,572	916,349
Megacable Holdings S.A.B. de CV unit	70,800	259,541
Promotora y Operadora de Infraestructura S.A.B. de CV	29,000	331,383
Qualitas Controladora S.A.B. de CV (a)	268,500	297,548
Tenedora Nemak SA de CV	203,600	258,853
Terrafina	149,500	238,867

TOTAL MEXICO		3,702,988

Netherlands - 0.6%
Yandex NV (a)	28,400	381,128
Pakistan - 0.4%
Habib Bank Ltd.	146,900	239,547
Panama - 0.8%
Copa Holdings SA Class A	10,200	480,420
Philippines - 1.2%
Alliance Global Group, Inc.	1,282,000	398,430
Metro Pacific Investments Corp.	2,848,400	330,098

TOTAL PHILIPPINES		728,528

Poland - 1.7%
Asseco Poland SA	20,900	287,536
Inter Cars SA	8,900	505,982
Prime Car Management SA	27,100	234,806

TOTAL POLAND		1,028,324

Romania - 0.9%
Banca Transilvania SA (a)	492,829	264,830
BRD-Groupe Societe Generale (a)	109,232	260,763

TOTAL ROMANIA		525,593

Russia - 0.7%
E.ON Russia JSC (a)	5,471,000	220,680
Sistema JSFC sponsored GDR	34,060	192,576

TOTAL RUSSIA		413,256

Singapore - 0.7%
First (REIT)	271,800	223,548
First Resources Ltd.	152,700	188,093

TOTAL SINGAPORE		411,641

South Africa - 1.4%
Alexander Forbes Group Holding	1,289,398	438,165
Reunert Ltd.	99,100	400,882

TOTAL SOUTH AFRICA		839,047

Sri Lanka - 0.6%
Hatton National Bank PLC	273,700	373,797
Taiwan - 10.4%
ADLINK Technology, Inc.	99,087	206,000
Advantech Co. Ltd.	123,000	735,376
Chipbond Technology Corp.	122,000	172,202
Cleanaway Co. Ltd.	69,000	341,857
CTCI Corp.	340,000	375,113
Cub Elecparts, Inc.	44,892	513,747
Elite Semiconductor Memory Technology, Inc.	140,000	116,517
eMemory Technology, Inc.	22,000	255,042
Everlight Electronics Co. Ltd.	157,000	261,483
FLEXium Interconnect, Inc.	82,442	197,739
Forhouse Corp.	476,000	121,508
Hermes Microvision, Inc.	4,000	98,611
Inventec Corp.	432,000	322,538
Lite-On Technology Corp.	327,640	346,983
Powertech Technology, Inc.	181,000	378,368
Radiant Opto-Electronics Corp.	86,000	167,335
Sirtec International Co. Ltd.	173,000	180,411
St.Shine Optical Co. Ltd.	27,000	521,838
Synnex Technology International Corp.	272,000	254,666
Tong Hsing Electronics Industries Ltd.	106,000	223,342
Universal Cement Corp.	293,840	179,562
Vanguard International Semiconductor Corp.	196,000	280,070

TOTAL TAIWAN		6,250,308

Thailand - 1.4%
Delta Electronics PCL (For. Reg.)	114,100	255,162
Star Petroleum Refining PCL (a)	46,200	11,839
Thai Union Frozen Products PCL (For. Reg.)	1,075,700	557,749

TOTAL THAILAND		824,750

Turkey - 2.0%
Aksa Akrilik Kimya Sanayii	73,000	253,657
Aselsan A/S	88,000	538,909
Tupras Turkiye Petrol Rafinelleri A/S (a)	16,576	420,064

TOTAL TURKEY		1,212,630

United Arab Emirates - 0.4%
National Bank of Ras Al-Khaimah PSC (a)	178,179	259,549
United Kingdom - 0.7%
Bgeo Group PLC	16,340	413,705
United States of America - 0.4%
First Cash Financial Services, Inc. (a)	6,560	232,880
Vietnam - 0.9%
FTP Corp.	142,600	297,645
Vingroup JSC (a)	109,580	234,638

TOTAL VIETNAM		532,283

TOTAL COMMON STOCKS
(Cost $67,327,391)		56,148,796

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.4%
Banco do Estado Rio Grande do Sul SA	142,200	158,205
Companhia Paranaense de Energia-Copel (PN-B) sponsored	6,286	34,510
Metalurgica Gerdau SA (PN)	226,500	58,327

TOTAL BRAZIL		251,042

Korea (South) - 0.7%
LG Chemical Ltd.	2,301	415,804
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $995,372)		666,846
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.27% 3/10/16 to 4/14/16 (Cost $59,981)(c)	60,000	59,974
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.38% (d)	2,564,826	2,564,826
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	150,000	150,000
TOTAL MONEY MARKET FUNDS
(Cost $2,714,826)		2,714,826
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $71,097,570)		59,590,442
NET OTHER ASSETS (LIABILITIES) - 0.4%		268,711
NET ASSETS - 100%		$59,859,153

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
29 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2016	1,084,310	$35,386

The face value of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,974.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,155
Fidelity Securities Lending Cash Central Fund	3,399
Total	$4,554

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,362,833	$1,867,801	$6,353,043	$1,141,989
Consumer Staples	5,056,016	1,965,959	3,090,057	--
Energy	954,573	783,914	170,659	--
Financials	10,233,438	4,946,250	5,287,188	--
Health Care	4,365,976	--	4,365,976	--
Industrials	8,862,193	3,239,628	5,622,565	--
Information Technology	10,487,940	1,858,827	8,629,113	--
Materials	4,890,573	2,081,414	2,809,159	--
Telecommunication Services	526,095	333,519	192,576	--
Utilities	2,076,005	276,768	1,799,237	--
Government Obligations	59,974	--	59,974	--
Money Market Funds	2,714,826	2,714,826	--	--
Total Investments in Securities:	$59,590,442	$20,068,906	$38,379,547	$1,141,989
Derivative Instruments:
Assets
Futures Contracts	$35,386	$35,386	$--	$--
Total Assets	$35,386	$35,386	$--	$--
Total Derivative Instruments:	$35,386	$35,386	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$19,280,599
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$792,670
Net Realized Gain (Loss) on Investment Securities	296
Net Unrealized Gain (Loss) on Investment Securities	(38,704)
Cost of Purchases	447,457
Proceeds of Sales	(59,730)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,141,989
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(38,704)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$1,141,989	Adjusted transaction price	Proxy movement	7.5%	Increase
		Last transaction price	Transaction price	$52,500.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $71,528,294. Net unrealized depreciation aggregated $11,937,852, of which $3,036,026 related to appreciated investment securities and $14,973,878 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Growth Fund

January 31, 2016

IGF-QTLY-0316
1.863101.108

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 4.3%
CSL Ltd.	551,253	$41,062,321
Sydney Airport unit	1,791,989	8,438,290
Transurban Group unit	1,765,957	13,614,952

TOTAL AUSTRALIA		63,115,563

Austria - 0.9%
Andritz AG	284,921	13,248,368
Bailiwick of Jersey - 0.9%
Shire PLC	240,500	13,490,139
Belgium - 4.4%
Anheuser-Busch InBev SA NV	400,391	50,355,776
KBC Groep NV	269,228	15,428,594

TOTAL BELGIUM		65,784,370

Canada - 0.4%
Pason Systems, Inc.	422,200	5,403,702
Cayman Islands - 1.0%
58.com, Inc. ADR (a)	90,700	5,088,270
Alibaba Group Holding Ltd. sponsored ADR (a)	147,300	9,873,519

TOTAL CAYMAN ISLANDS		14,961,789

Denmark - 3.5%
Jyske Bank A/S (Reg.) (a)	230,500	10,121,523
Novo Nordisk A/S Series B sponsored ADR	735,900	41,114,733

TOTAL DENMARK		51,236,256

Finland - 0.3%
Tikkurila Oyj	239,900	4,068,775
France - 0.9%
Essilor International SA	109,321	13,562,560
Germany - 2.2%
Bayer AG	179,200	20,168,293
SAP AG	155,699	12,406,866

TOTAL GERMANY		32,575,159

Hong Kong - 1.9%
AIA Group Ltd.	4,985,600	27,717,273
India - 0.6%
Housing Development Finance Corp. Ltd.	546,293	9,562,970
Ireland - 2.6%
CRH PLC sponsored ADR	768,566	20,689,797
James Hardie Industries PLC:
CDI	939,986	10,892,335
sponsored ADR	601,500	6,875,145

TOTAL IRELAND		38,457,277

Isle of Man - 0.4%
Playtech Ltd.	553,465	6,082,312
Israel - 0.2%
Azrieli Group	105,700	3,722,771
Italy - 0.7%
Azimut Holding SpA	172,200	3,625,939
Interpump Group SpA	492,026	6,261,780

TOTAL ITALY		9,887,719

Japan - 14.3%
Astellas Pharma, Inc.	2,114,800	29,282,712
Coca-Cola Central Japan Co. Ltd.	240,700	3,884,207
DENSO Corp.	619,500	26,717,794
East Japan Railway Co.	149,600	13,750,920
Fast Retailing Co. Ltd.	31,500	10,185,411
Hoya Corp.	291,900	11,268,006
Japan Tobacco, Inc.	449,900	17,619,771
Keyence Corp.	35,662	16,828,389
Mitsui Fudosan Co. Ltd.	731,000	17,208,386
Nintendo Co. Ltd.	55,300	7,753,820
Olympus Corp.	97,700	3,809,701
OSG Corp.	306,900	5,100,486
Seven Bank Ltd.	3,253,700	13,857,462
Shinsei Bank Ltd.	3,966,000	6,198,728
SHO-BOND Holdings Co. Ltd.	182,600	6,262,332
USS Co. Ltd.	1,395,200	21,432,571

TOTAL JAPAN		211,160,696

Kenya - 0.3%
Safaricom Ltd.	26,596,500	3,934,931
Korea (South) - 1.0%
BGFretail Co. Ltd.	52,454	9,379,868
NAVER Corp.	11,451	5,991,736

TOTAL KOREA (SOUTH)		15,371,604

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	94,655	8,975,187
South Africa - 1.3%
Clicks Group Ltd.	672,578	3,684,192
Naspers Ltd. Class N	124,900	15,784,003

TOTAL SOUTH AFRICA		19,468,195

Spain - 4.5%
Amadeus IT Holding SA Class A	439,500	17,948,625
Hispania Activos Inmobiliarios SA (a)	215,259	2,676,862
Inditex SA	1,162,701	38,263,605
Merlin Properties Socimi SA	350,200	4,066,897
Prosegur Compania de Seguridad SA (Reg.)	859,849	3,857,115

TOTAL SPAIN		66,813,104

Sweden - 5.3%
ASSA ABLOY AB (B Shares)	1,814,283	38,453,980
Fagerhult AB	384,153	6,403,951
H&M Hennes & Mauritz AB (B Shares)	411,435	13,473,349
Intrum Justitia AB	114,300	3,787,496
Svenska Handelsbanken AB (A Shares)	1,258,620	15,836,463

TOTAL SWEDEN		77,955,239

Switzerland - 14.1%
Nestle SA	885,106	65,207,907
Novartis AG	643,183	49,829,606
Roche Holding AG (participation certificate)	209,973	54,388,111
Schindler Holding AG:
(participation certificate)	99,199	15,202,188
(Reg.)	16,980	2,623,990
UBS Group AG	1,314,661	21,875,959

TOTAL SWITZERLAND		209,127,761

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,502,000	15,009,356
United Kingdom - 12.9%
Associated British Foods PLC	382,200	17,242,420
Babcock International Group PLC	503,184	6,594,010
BAE Systems PLC	1,419,400	10,497,674
Berendsen PLC	654,573	10,206,933
Howden Joinery Group PLC	532,900	3,817,017
Informa PLC	1,243,397	11,308,138
InterContinental Hotel Group PLC ADR (b)	862,196	28,573,175
Lloyds Banking Group PLC	6,953,100	6,514,069
Prudential PLC	1,138,330	22,363,842
Reckitt Benckiser Group PLC	502,245	44,670,216
Rightmove PLC	69,300	3,954,164
SABMiller PLC	292,366	17,507,715
Shaftesbury PLC	295,533	3,547,700
Unite Group PLC	440,976	4,055,371

TOTAL UNITED KINGDOM		190,852,444

United States of America - 17.5%
Alphabet, Inc. Class A	32,836	24,999,689
Autoliv, Inc. (b)	172,969	17,777,754
Berkshire Hathaway, Inc. Class B (a)	114,684	14,882,543
China Biologic Products, Inc. (a)	60,466	7,755,974
Domino's Pizza, Inc.	74,490	8,486,646
Martin Marietta Materials, Inc.	62,800	7,886,424
MasterCard, Inc. Class A	347,400	30,929,022
McGraw Hill Financial, Inc.	104,300	8,867,586
Mohawk Industries, Inc. (a)	113,000	18,804,330
Molson Coors Brewing Co. Class B	92,500	8,369,400
Moody's Corp.	78,200	6,970,748
Philip Morris International, Inc.	210,608	18,956,826
PriceSmart, Inc.	85,200	6,522,912
ResMed, Inc.	151,900	8,612,730
Reynolds American, Inc.	305,300	15,249,735
Sherwin-Williams Co.	23,900	6,110,513
SS&C Technologies Holdings, Inc.	238,100	15,307,449
Visa, Inc. Class A	425,000	31,658,250

TOTAL UNITED STATES OF AMERICA		258,148,531

TOTAL COMMON STOCKS
(Cost $1,410,490,049)		1,449,694,051

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.38% (c)	26,320,651	26,320,651
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	40,635,112	40,635,112
TOTAL MONEY MARKET FUNDS
(Cost $66,955,763)		66,955,763
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $1,477,445,812)		1,516,649,814
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(37,654,075)
NET ASSETS - 100%		$1,478,995,739

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,779
Fidelity Securities Lending Cash Central Fund	83,107
Total	$102,886

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$214,623,793	$73,641,905	$140,981,888	$--
Consumer Staples	287,626,132	58,074,060	229,552,072	--
Energy	5,403,702	5,403,702	--	--
Financials	219,101,686	56,319,607	162,782,079	--
Health Care	294,344,886	57,483,437	236,861,449	--
Industrials	164,304,465	--	164,304,465	--
Information Technology	203,831,467	117,856,199	85,975,268	--
Materials	56,522,989	41,561,879	14,961,110	--
Telecommunication Services	3,934,931	3,934,931	--	--
Money Market Funds	66,955,763	66,955,763	--	--
Total Investments in Securities:	$1,516,649,814	$481,231,483	$1,035,418,331	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$308,135,621
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,480,386,512. Net unrealized appreciation aggregated $36,263,302, of which $128,492,225 related to appreciated investment securities and $92,228,923 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International Fund

January 31, 2016

DIF-QTLY-0316
1.813063.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.1%
Ansell Ltd.	2,982,339	$42,861,399
Australia & New Zealand Banking Group Ltd.	7,453,423	129,383,967
CSL Ltd.	283,081	21,086,439
Ramsay Health Care Ltd.	700,300	30,404,466

TOTAL AUSTRALIA		223,736,271

Austria - 0.2%
Andritz AG	737,400	34,287,912
Bailiwick of Jersey - 1.7%
Shire PLC	2,032,800	114,023,923
Wolseley PLC	2,662,831	132,094,166
WPP PLC	5,299,709	115,255,434

TOTAL BAILIWICK OF JERSEY		361,373,523

Belgium - 2.8%
Anheuser-Busch InBev SA NV	3,151,930	396,407,214
KBC Groep NV	3,112,899	178,390,271

TOTAL BELGIUM		574,797,485

Canada - 3.8%
Agrium, Inc.	529,500	46,233,450
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,037,181	219,264,257
Cenovus Energy, Inc.	2,595,300	31,975,786
CGI Group, Inc. Class A (sub. vtg.) (a)	3,711,800	159,080,928
Constellation Software, Inc.	68,438	24,914,969
Entertainment One Ltd.	3,125,177	6,696,331
Fairfax India Holdings Corp. (a)(b)	6,033,800	60,941,380
Imperial Oil Ltd.	1,653,300	50,688,297
Keyera Corp. (c)	1,187,100	32,539,539
PrairieSky Royalty Ltd. (c)	949,598	13,516,300
Suncor Energy, Inc.	3,615,300	85,627,564
Tourmaline Oil Corp. (a)	2,211,900	44,099,056

TOTAL CANADA		775,577,857

Cayman Islands - 1.3%
58.com, Inc. ADR (a)	71,500	4,011,150
Alibaba Group Holding Ltd. sponsored ADR (a)	1,771,600	118,750,348
Baidu.com, Inc. sponsored ADR (a)	407,300	66,499,871
China Modern Dairy Holdings Ltd. (c)	8,790,000	1,612,152
PW Medtech Group Ltd. (a)(c)	60,330,000	12,884,871
Regina Miracle International Holdings Ltd. (a)	12,563,271	20,563,150
Sands China Ltd.	5,636,400	19,686,511
Vipshop Holdings Ltd. ADR (a)	1,751,700	22,491,828

TOTAL CAYMAN ISLANDS		266,499,881

China - 0.8%
Inner Mongoli Yili Industries Co. Ltd.	10,030,300	20,478,240
Kweichow Moutai Co. Ltd.	2,230,910	68,446,150
Qingdao Haier Co. Ltd.	45,397,678	63,353,925
Weifu High-Technology Co. Ltd. (B Shares)	2,589,429	5,080,989

TOTAL CHINA		157,359,304

Curacao - 0.7%
Schlumberger Ltd.	2,049,525	148,119,172
Denmark - 3.0%
Genmab A/S (a)	1,143,176	143,556,466
NNIT A/S	686,914	17,241,171
Novo Nordisk A/S Series B	8,158,095	455,779,761

TOTAL DENMARK		616,577,398

Finland - 0.3%
Sampo Oyj (A Shares)	1,342,600	65,014,427
France - 4.2%
Accor SA	1,934,782	73,479,686
Air Liquide SA	604,070	62,466,564
ALTEN	352,400	19,835,826
Amundi SA (a)	1,968,784	82,465,383
AXA SA	5,617,600	138,826,257
Capgemini SA	553,884	50,614,336
Danone SA	1,030,834	70,999,082
Publicis Groupe SA	624,216	37,443,801
Sanofi SA	3,415,555	284,039,859
VINCI SA	519,400	35,187,912
Worldline SA (a)(d)	998,600	23,605,576

TOTAL FRANCE		878,964,282

Germany - 7.0%
adidas AG	1,162,333	119,688,467
Axel Springer Verlag AG	122,600	6,384,085
Bayer AG	2,714,762	305,536,362
Brenntag AG	872,500	42,811,558
Continental AG	527,200	110,631,511
Deutsche Boerse AG	483,700	41,275,358
Deutsche Post AG	1,545,988	37,469,802
Fresenius SE & Co. KGaA	4,028,100	267,296,083
KION Group AG	1,289,900	63,677,792
OSRAM Licht AG	483,169	21,571,786
ProSiebenSat.1 Media AG	2,887,890	144,290,190
Rational AG	11,667	5,232,122
SAP AG	2,536,052	202,085,162
Symrise AG	1,259,300	81,664,626

TOTAL GERMANY		1,449,614,904

Hong Kong - 2.0%
AIA Group Ltd.	56,801,800	315,787,673
China Resources Beer Holdings Co. Ltd.	15,434,000	24,612,844
Hang Seng Bank Ltd.	1,602,800	26,650,722
Techtronic Industries Co. Ltd.	13,415,500	50,901,118

TOTAL HONG KONG		417,952,357

India - 3.1%
Apollo Hospitals Enterprise Ltd. (a)	1,724,846	37,594,833
Axis Bank Ltd. (a)	7,605,606	46,137,795
Bharti Infratel Ltd.	14,300,000	76,581,799
HCL Technologies Ltd.	3,632,422	46,599,681
HDFC Bank Ltd. (a)	10,285,876	187,554,938
Housing Development Finance Corp. Ltd.	8,291,778	145,149,257
ITC Ltd.	15,650,924	74,212,673
Just Dial Ltd.	1,389,317	12,540,204
LIC Housing Finance Ltd. (a)	3,164,765	22,426,354

TOTAL INDIA		648,797,534

Indonesia - 0.5%
PT Bank Central Asia Tbk	50,459,200	48,382,372
PT Bank Rakyat Indonesia Tbk	64,542,600	53,230,069

TOTAL INDONESIA		101,612,441

Ireland - 3.6%
Allergan PLC (a)	736,600	209,511,138
DCC PLC (United Kingdom)	823,489	63,575,841
Greencore Group PLC	10,839,500	60,213,155
Horizon Pharma PLC (a)	2,300,800	40,264,000
Kerry Group PLC Class A	1,103,300	89,966,114
Medtronic PLC	1,440,900	109,393,128
Ryanair Holdings PLC sponsored ADR	2,228,232	174,581,977

TOTAL IRELAND		747,505,353

Isle of Man - 0.6%
Optimal Payments PLC (a)	11,970,168	68,966,292
Playtech Ltd.	5,308,800	58,341,143

TOTAL ISLE OF MAN		127,307,435

Israel - 2.3%
Check Point Software Technologies Ltd. (a)	1,484,800	117,017,088
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,684,500	349,483,060

TOTAL ISRAEL		466,500,148

Italy - 0.7%
Intesa Sanpaolo SpA	39,082,000	111,351,202
Mediaset SpA	8,442,600	28,341,199

TOTAL ITALY		139,692,401

Japan - 14.8%
Astellas Pharma, Inc.	15,993,000	221,448,084
Casio Computer Co. Ltd. (c)	1,549,000	30,055,434
Dentsu, Inc.	1,857,900	98,740,385
Don Quijote Holdings Co. Ltd.	2,021,400	68,454,691
Fast Retailing Co. Ltd.	248,900	80,480,911
Glory Ltd.	1,176,600	37,626,125
Hoya Corp.	8,426,200	325,270,542
Japan Exchange Group, Inc.	7,703,500	109,520,272
Japan Tobacco, Inc.	5,338,100	209,060,013
KDDI Corp.	7,467,000	189,083,925
Keyence Corp.	420,510	198,432,665
Minebea Ltd.	1,483,000	11,621,823
Misumi Group, Inc.	1,240,600	15,171,509
Mitsubishi UFJ Financial Group, Inc.	39,627,300	203,204,783
NGK Spark Plug Co. Ltd.	1,670,100	39,458,479
Nitori Holdings Co. Ltd.	890,000	72,291,000
Olympus Corp.	2,376,400	92,665,027
ORIX Corp.	28,394,000	401,561,161
Rakuten, Inc.	7,472,800	77,230,612
Seven & i Holdings Co. Ltd.	1,642,500	73,259,561
SHIMANO, Inc.	638,600	101,872,584
Shinsei Bank Ltd.	26,747,000	41,804,684
SoftBank Corp.	2,671,300	117,632,068
Sundrug Co. Ltd.	1,700	112,623
Suzuki Motor Corp.	1,993,700	61,212,520
TDK Corp.	538,400	29,573,959
Tsuruha Holdings, Inc.	1,467,500	121,780,170
Welcia Holdings Co. Ltd.	502,400	27,126,026

TOTAL JAPAN		3,055,751,636

Korea (South) - 0.3%
Orion Corp.	70,722	60,635,336
Luxembourg - 0.3%
Eurofins Scientific SA	201,300	66,039,313
Netherlands - 3.9%
AerCap Holdings NV (a)	1,117,200	34,309,212
Altice NV:
Class A (a)	7,032,093	101,416,826
Class B (a)	3,142,158	46,501,356
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(d)	1,832,000	5,275,326
IMCD Group BV	1,621,047	57,467,229
ING Groep NV (Certificaten Van Aandelen)	10,531,300	119,975,621
NXP Semiconductors NV (a)	887,800	66,389,684
RELX NV	7,782,769	129,866,903
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,757,357	252,628,956

TOTAL NETHERLANDS		813,831,113

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	2,713,447	14,127,025
Norway - 0.4%
Statoil ASA	5,290,200	72,388,322
Philippines - 0.2%
Alliance Global Group, Inc.	152,405,156	47,365,631
Singapore - 0.5%
Avago Technologies Ltd.	307,000	41,048,970
United Overseas Bank Ltd.	5,246,100	66,692,561

TOTAL SINGAPORE		107,741,531

South Africa - 0.9%
Naspers Ltd. Class N	1,517,699	191,796,359
Spain - 2.0%
Amadeus IT Holding SA Class A	3,224,900	131,700,843
Hispania Activos Inmobiliarios SA (a)	2,488,000	30,939,626
Inditex SA	7,753,228	255,152,835

TOTAL SPAIN		417,793,304

Sweden - 2.7%
ASSA ABLOY AB (B Shares)	3,337,200	70,732,417
Coor Service Management Holding AB (a)(b)	5,316,400	21,510,271
HEXPOL AB (B Shares)	1,637,000	14,526,371
Nordea Bank AB	14,041,000	141,388,702
Sandvik AB	3,117,700	26,089,843
Svenska Cellulosa AB (SCA) (B Shares)	6,917,000	205,003,635
Svenska Handelsbanken AB (A Shares)	6,774,000	85,233,191

TOTAL SWEDEN		564,484,430

Switzerland - 4.9%
Actelion Ltd.	678,007	89,347,486
Compagnie Financiere Richemont SA Series A	699,231	45,447,155
Credit Suisse Group AG	5,855,222	103,727,447
GAM Holding Ltd.	1,000,546	13,978,199
Roche Holding AG (participation certificate)	917,154	237,565,182
Sika AG	27,665	99,003,032
Syngenta AG (Switzerland)	733,852	270,215,526
UBS Group AG	9,919,297	163,918,091

TOTAL SWITZERLAND		1,023,202,118

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,535,200	235,461,720
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	9,296,500	44,702,009
United Kingdom - 17.1%
AA PLC	5,930,086	24,997,027
Al Noor Hospitals Group PLC	1,610,900	26,712,825
Associated British Foods PLC	2,106,800	95,045,344
Atlassian Corp. PLC	182,200	3,784,294
B&M European Value Retail S.A.	27,405,022	110,084,291
Barclays PLC	23,483,747	62,839,545
BG Group PLC	5,292,402	80,088,943
British American Tobacco PLC sponsored ADR	1,143,600	126,951,036
BT Group PLC	24,589,600	171,133,971
Bunzl PLC	1,766,870	47,268,305
Capita Group PLC	3,192,200	53,733,623
Compass Group PLC	6,501,976	111,898,260
Essentra PLC (b)	13,408,812	140,910,729
Exova Group Ltd. PLC	5,078,738	9,495,039
Hikma Pharmaceuticals PLC	2,193,723	63,319,076
Howden Joinery Group PLC	6,078,800	43,540,787
IMI PLC	1,847,935	21,338,392
Imperial Tobacco Group PLC	2,933,252	158,822,829
Indivior PLC	10,442,500	22,606,287
ITV PLC	44,804,400	171,281,561
Johnson Matthey PLC	235,049	8,314,750
JUST EAT Ltd. (a)	2,034,200	10,894,591
Liberty Global PLC:
Class A (a)	1,697,700	58,417,857
Class C (a)	725,600	24,169,736
LiLAC Class A (a)	70,805	2,492,336
LiLAC Class C (a)	28,675	1,056,674
Lloyds Banking Group PLC	303,509,600	284,345,468
London Stock Exchange Group PLC	2,886,700	102,216,288
Micro Focus International PLC	3,598,741	71,280,848
New Melrose Industries PLC	3,030,280	12,919,301
Next PLC	1,961,000	194,367,522
Poundland Group PLC (b)	14,612,078	29,674,800
Prudential PLC	12,885,863	253,158,047
Reckitt Benckiser Group PLC	2,296,187	204,225,366
Rolls-Royce Group PLC	8,160,900	64,916,303
SABMiller PLC	2,159,800	129,335,020
Schroders PLC	1,527,400	59,677,480
Softcat PLC (a)	4,686,300	22,839,751
Sophos Group PLC	8,312,917	28,739,655
Spectris PLC	1,754,800	39,750,373
St. James's Place Capital PLC	13,382,100	183,218,713
The Restaurant Group PLC	6,254,800	47,652,216
Virgin Money Holdings Uk PLC	11,700,882	52,669,574
Whitbread PLC	1,799,962	103,156,411

TOTAL UNITED KINGDOM		3,535,341,244

United States of America - 7.2%
Alliance Data Systems Corp. (a)	220,800	44,113,632
Alphabet, Inc.:
Class A	125,205	95,324,827
Class C	240,003	178,310,229
Amgen, Inc.	599,900	91,622,727
Baxalta, Inc.	1,826,200	73,066,262
Celgene Corp. (a)	685,400	68,759,328
Cognizant Technology Solutions Corp. Class A (a)	625,500	39,600,405
Fidelity National Information Services, Inc.	536,000	32,015,280
HP, Inc.	785,400	7,626,234
Las Vegas Sands Corp.	2,023,700	91,268,870
MasterCard, Inc. Class A	1,577,000	140,400,310
McGraw Hill Financial, Inc.	2,123,900	180,573,978
Molson Coors Brewing Co. Class B	578,300	52,324,584
NJOY, Inc. (a)(e)	9,361,812	1,198,312
Noble Energy, Inc.	1,061,456	34,359,331
Oceaneering International, Inc.	1,259,100	42,620,535
Qualcomm, Inc.	1,925,600	87,306,704
Spectrum Brands Holdings, Inc.	40,900	3,887,136
The Blackstone Group LP	641,449	16,850,865
Visa, Inc. Class A	2,199,300	163,825,857
Western Digital Corp.	915,700	43,935,286

TOTAL UNITED STATES OF AMERICA		1,488,990,692

TOTAL COMMON STOCKS
(Cost $17,026,314,325)		19,940,941,868

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.2%
Itau Unibanco Holding SA	7,002,700	43,681,525
Germany - 1.0%
Henkel AG & Co. KGaA	1,831,400	194,589,236
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $218,522,503)		238,270,761
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.31% 3/3/16 to 4/28/16 (Cost $6,615,629)(f)	6,620,000	6,615,615
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.38% (g)	474,473,935	474,473,935
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	53,089,034	53,089,034
TOTAL MONEY MARKET FUNDS
(Cost $527,562,969)		527,562,969
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $17,779,015,426)		20,713,391,213
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,333,539)
NET ASSETS - 100%		$20,709,057,674

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,256 CME Nikkei 225 Index Contracts (United States)	March 2016	112,317,800	$(11,897,798)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Currency Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,880,902 or 0.1% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,198,312 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,615,615.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	6/7/13 - 2/14/14	$10,471,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$543,805
Fidelity Securities Lending Cash Central Fund	180,639
Total	$724,444

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coor Service Management Holding AB	$22,025,249	$--	$327,696	$--	$21,510,271
Essentra PLC	176,517,577	--	2,249,754	--	140,910,729
Fairfax India Holdings Corp.	64,252,650	--	873,276	--	60,941,380
Poundland Group PLC	60,695,655	1,304,918	687,814	347,496	29,674,800
Total	$323,491,131	$1,304,918	$4,138,540	$347,496	$253,037,180

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,214,525,908	$199,897,301	$2,950,076,370	$64,552,237
Consumer Staples	2,940,998,752	402,427,013	2,538,571,739	--
Energy	636,022,845	483,545,580	152,477,265	--
Financials	4,424,120,581	302,047,748	4,122,072,833	--
Health Care	3,833,506,123	956,226,668	2,877,279,455	--
Industrials	1,167,052,918	208,891,189	958,161,729	--
Information Technology	2,685,218,691	1,669,417,786	1,015,800,905	--
Materials	723,335,048	46,233,450	677,101,598	--
Telecommunication Services	554,431,763	--	554,431,763	--
Government Obligations	6,615,615	--	6,615,615	--
Money Market Funds	527,562,969	527,562,969	--	--
Total Investments in Securities:	$20,713,391,213	$4,796,249,704	$15,852,589,272	$64,552,237
Derivative Instruments:
Liabilities
Futures Contracts	$(11,897,798)	$(11,897,798)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$7,076,218,294
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $17,968,468,073. Net unrealized appreciation aggregated $2,744,923,140, of which $4,259,355,113 related to appreciated investment securities and $1,514,431,973 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

January 31, 2016

ILS-QTLY-0316
1.827842.110

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value
Australia - 2.1%
DuluxGroup Ltd.	1,527,979	$7,081,392
Imdex Ltd. (a)	2,434,488	343,807
RCG Corp. Ltd.	5,829,148	6,586,183
Sydney Airport unit	1,084,757	5,108,008
TFS Corp. Ltd. (b)	3,627,274	3,335,279

TOTAL AUSTRALIA		22,454,669

Austria - 1.1%
Andritz AG	159,900	7,435,092
Zumtobel AG	216,681	4,497,000

TOTAL AUSTRIA		11,932,092

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC (a)	868,700	4,168,561
Belgium - 1.3%
Gimv NV	56,688	2,731,673
KBC Ancora	304,438	11,395,633

TOTAL BELGIUM		14,127,306

Bermuda - 0.3%
Vostok New Ventures Ltd. SDR (a)	712,589	3,652,630
Canada - 1.6%
Cara Operations Ltd.	251,700	4,554,640
McCoy Global, Inc.	636,215	953,709
New Look Vision Group, Inc.	187,200	3,374,117
Pason Systems, Inc.	413,800	5,296,191
ShawCor Ltd. Class A	134,500	2,904,294

TOTAL CANADA		17,082,951

Cayman Islands - 0.7%
58.com, Inc. ADR (a)	67,900	3,809,190
Value Partners Group Ltd. (b)	3,545,000	3,224,964

TOTAL CAYMAN ISLANDS		7,034,154

Denmark - 1.5%
Jyske Bank A/S (Reg.) (a)	208,127	9,139,098
Spar Nord Bank A/S	846,369	6,965,158

TOTAL DENMARK		16,104,256

Finland - 0.5%
Tikkurila Oyj	345,646	5,862,259
France - 2.2%
Elis SA	320,597	5,602,861
Laurent-Perrier Group SA	46,163	4,087,551
Vetoquinol SA	112,384	4,480,135
Virbac SA	48,752	8,956,184

TOTAL FRANCE		23,126,731

Germany - 5.4%
alstria office REIT-AG	425,500	5,312,969
CompuGroup Medical AG	470,896	18,938,515
CTS Eventim AG	541,280	19,911,504
Fielmann AG	151,773	11,451,566
Nexus AG	130,295	2,468,363

TOTAL GERMANY		58,082,917

Greece - 0.3%
Titan Cement Co. SA (Reg.)	154,480	2,978,852
India - 0.5%
Jyothy Laboratories Ltd.	1,289,354	5,468,504
Ireland - 1.2%
FBD Holdings PLC	240,328	1,681,432
James Hardie Industries PLC:
CDI	395,775	4,586,147
sponsored ADR	564,575	6,453,092

TOTAL IRELAND		12,720,671

Isle of Man - 0.7%
Playtech Ltd.	641,592	7,050,786
Israel - 1.4%
Azrieli Group	121,005	4,261,815
Ituran Location & Control Ltd.	227,133	4,138,363
Sarine Technologies Ltd.	952,300	1,037,912
Strauss Group Ltd.	434,244	5,997,058

TOTAL ISRAEL		15,435,148

Italy - 3.5%
Azimut Holding SpA	631,097	13,288,730
Banco di Desio e della Brianza SpA	1,070,000	2,717,841
Beni Stabili SpA SIIQ	12,945,675	8,746,697
Interpump Group SpA	1,012,943	12,891,243

TOTAL ITALY		37,644,511

Japan - 25.6%
Aoki Super Co. Ltd.	265,000	2,789,214
Artnature, Inc.	743,500	5,633,282
Asahi Co. Ltd.	537,000	6,723,216
Autobacs Seven Co. Ltd.	409,300	7,156,323
Azbil Corp.	509,700	11,824,273
Broadleaf Co. Ltd.	79,000	730,784
Coca-Cola Central Japan Co. Ltd.	383,300	6,185,361
Daiichikosho Co. Ltd.	216,300	8,719,321
Daikokutenbussan Co. Ltd.	169,100	6,030,598
GCA Savvian Group Corp.	433,300	3,974,013
Glory Ltd.	302,100	9,660,762
Goldcrest Co. Ltd.	472,130	7,940,936
Iwatsuka Confectionary Co. Ltd.	50,400	2,352,408
Japan Digital Laboratory Co.	451,800	6,012,703
Kobayashi Pharmaceutical Co. Ltd.	131,000	11,162,049
Koshidaka Holdings Co. Ltd.	166,900	3,041,748
Lasertec Corp.	376,136	3,585,615
Medikit Co. Ltd.	119,200	3,672,835
Meiko Network Japan Co. Ltd.	112,600	1,052,885
Miraial Co. Ltd.	73,200	570,151
Nagaileben Co. Ltd.	537,600	8,585,456
Nakano Refrigerators Co. Ltd.	96,000	2,400,451
ND Software Co. Ltd.	72,982	630,390
Nihon Parkerizing Co. Ltd.	1,223,000	11,602,767
Nippon Seiki Co. Ltd.	132,000	2,898,759
NS Tool Co. Ltd. (b)	35,600	638,003
OBIC Co. Ltd.	347,500	18,000,463
OSG Corp.	715,000	11,882,852
Paramount Bed Holdings Co. Ltd.	221,400	7,634,942
ProNexus, Inc.	747,900	6,181,628
San-Ai Oil Co. Ltd.	620,000	4,807,934
Seven Bank Ltd.	3,368,800	14,347,671
SHO-BOND Holdings Co. Ltd.	263,700	9,043,686
Shoei Co. Ltd.	289,426	5,233,915
SK Kaken Co. Ltd.	67,000	5,252,038
Software Service, Inc.	62,900	2,097,736
Techno Medica Co. Ltd.	79,491	1,708,765
The Monogatari Corp.	61,200	2,612,666
The Nippon Synthetic Chemical Industry Co. Ltd.	356,000	2,483,195
TKC Corp.	239,900	5,848,030
Tocalo Co. Ltd.	117,000	2,237,675
Tsutsumi Jewelry Co. Ltd.	134,000	2,696,336
USS Co. Ltd.	1,504,000	23,103,915
Workman Co. Ltd.	94,100	5,465,160
Yamada Consulting Group Co. Ltd.	130,200	3,760,152
Yamato Kogyo Co. Ltd.	99,100	2,346,287

TOTAL JAPAN		272,319,349

Korea (South) - 1.5%
BGFretail Co. Ltd.	77,226	13,809,618
Leeno Industrial, Inc.	57,500	1,851,676

TOTAL KOREA (SOUTH)		15,661,294

Mexico - 0.4%
Consorcio ARA S.A.B. de CV	16,196,078	4,759,416
Netherlands - 2.5%
Aalberts Industries NV	319,501	10,091,394
Heijmans NV (Certificaten Van Aandelen) (a)(b)	356,792	2,751,243
VastNed Retail NV	317,390	13,896,255

TOTAL NETHERLANDS		26,738,892

Norway - 0.4%
Kongsberg Gruppen ASA	272,600	4,347,165
Philippines - 0.4%
Jollibee Food Corp.	951,090	4,105,649
South Africa - 0.6%
Alexander Forbes Group Holding	5,223,618	1,775,098
Clicks Group Ltd.	838,287	4,591,900

TOTAL SOUTH AFRICA		6,366,998

Spain - 1.7%
Hispania Activos Inmobiliarios SA (a)	210,543	2,618,216
Merlin Properties Socimi SA	578,100	6,713,516
Prosegur Compania de Seguridad SA (Reg.)	2,082,690	9,342,542

TOTAL SPAIN		18,674,274

Sweden - 3.0%
Fagerhult AB	797,305	13,291,325
Intrum Justitia AB	376,534	12,476,998
Saab AB (B Shares)	195,000	5,886,292

TOTAL SWEDEN		31,654,615

Switzerland - 0.3%
Tecan Group AG	20,393	2,944,811
Taiwan - 0.4%
Addcn Technology Co. Ltd.	501,900	3,825,809
United Kingdom - 20.3%
AA PLC	1,286,400	5,422,548
Alliance Pharma PLC	4,253,100	3,033,060
Bellway PLC	402,872	15,997,126
Berendsen PLC	1,169,263	18,232,633
Britvic PLC	543,571	5,611,865
Dechra Pharmaceuticals PLC	544,609	7,779,163
DP Poland PLC (a)(c)	8,188,000	2,611,501
Elementis PLC	2,762,310	8,483,254
Great Portland Estates PLC	836,189	9,170,891
Hilton Food Group PLC	220,288	1,645,171
Howden Joinery Group PLC	1,536,300	11,004,098
Informa PLC	1,603,965	14,587,343
InterContinental Hotel Group PLC ADR (b)	216,931	7,189,093
ITE Group PLC	2,109,534	4,234,193
JUST EAT Ltd. (a)	852,370	4,565,049
Rightmove PLC	155,414	8,867,713
Shaftesbury PLC	1,012,673	12,156,543
Spectris PLC	526,578	11,928,238
Spirax-Sarco Engineering PLC	393,791	17,187,871
Taylor Wimpey PLC	1,686,800	4,651,088
Ted Baker PLC	221,700	9,497,211
Topps Tiles PLC	2,173,300	4,229,041
Ultra Electronics Holdings PLC	356,537	9,700,651
Unite Group PLC	1,959,823	18,023,222

TOTAL UNITED KINGDOM		215,808,566

United States of America - 7.7%
ANSYS, Inc. (a)	36,085	3,182,336
Autoliv, Inc. (b)	68,200	7,009,596
Broadridge Financial Solutions, Inc.	93,905	5,029,552
China Biologic Products, Inc. (a)	83,180	10,669,499
Domino's Pizza, Inc.	42,000	4,785,060
Energizer Holdings, Inc.	44,409	1,422,864
Kennedy-Wilson Holdings, Inc.	490,329	9,943,872
Martin Marietta Materials, Inc.	34,720	4,360,138
Mohawk Industries, Inc. (a)	42,600	7,089,066
PriceSmart, Inc.	144,199	11,039,875
ResMed, Inc.	86,095	4,881,587
SS&C Technologies Holdings, Inc.	189,258	12,167,397

TOTAL UNITED STATES OF AMERICA		81,580,842

TOTAL COMMON STOCKS
(Cost $887,416,392)		953,714,678

Nonconvertible Preferred Stocks - 1.6%
Germany - 1.6%
Sartorius AG (non-vtg.)
(Cost $9,053,715)	66,020	16,981,300

Money Market Funds - 9.3%
Fidelity Cash Central Fund, 0.38% (d)	91,099,780	91,099,780
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	7,633,259	7,633,259
TOTAL MONEY MARKET FUNDS
(Cost $98,733,039)		98,733,039
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $995,203,146)		1,069,429,017
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,048,655)
NET ASSETS - 100%		$1,065,380,362

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,556
Fidelity Securities Lending Cash Central Fund	19,916
Total	$91,472

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DP Poland PLC	$2,507,081	$314,622	$--	$--	$2,611,501
Total	$2,507,081	$314,622	$--	$--	$2,611,501

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$216,331,735	$38,760,988	$177,570,747	$--
Consumer Staples	87,827,318	18,459,797	69,367,521	--
Energy	13,962,128	9,154,194	4,807,934	--
Financials	173,678,873	14,205,687	159,473,186	--
Health Care	109,631,302	15,551,086	94,080,216	--
Industrials	191,107,987	--	191,107,987	--
Information Technology	112,988,128	28,326,838	84,661,290	--
Materials	65,168,507	10,813,230	54,355,277	--
Money Market Funds	98,733,039	98,733,039	--	--
Total Investments in Securities:	$1,069,429,017	$234,004,859	$835,424,158	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$463,548,903
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,002,844,855. Net unrealized appreciation aggregated $66,584,162, of which $148,476,714 related to appreciated investment securities and $81,892,552 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

January 31, 2016

IVF-QTLY-0316
1.813010.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 3.4%
Amcor Ltd.	738,890	$7,046,029
Carsales.com Ltd.	698,702	5,904,533
CSL Ltd.	117,059	8,719,616
Ramsay Health Care Ltd.	137,538	5,971,397
realestate.com.au Ltd.	159,916	6,069,966
Sydney Airport unit	1,455,124	6,852,027
Transurban Group unit	950,955	7,331,553

TOTAL AUSTRALIA		47,895,121

Bailiwick of Jersey - 1.1%
Experian PLC	420,300	7,169,842
WPP PLC	376,800	8,194,459

TOTAL BAILIWICK OF JERSEY		15,364,301

Belgium - 1.5%
Anheuser-Busch InBev SA NV	117,930	14,831,644
Ontex Group NV	161,000	5,966,618

TOTAL BELGIUM		20,798,262

Bermuda - 0.5%
Axalta Coating Systems (a)	264,500	6,297,745
Canada - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	177,200	7,713,367
Canadian National Railway Co.	179,730	9,744,088
Constellation Software, Inc.	19,860	7,230,066

TOTAL CANADA		24,687,521

Cayman Islands - 2.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	133,930	8,977,328
Baidu.com, Inc. sponsored ADR (a)	49,100	8,016,557
Tencent Holdings Ltd.	809,600	15,209,713

TOTAL CAYMAN ISLANDS		32,203,598

Denmark - 1.6%
Coloplast A/S Series B	80,500	6,608,916
Novo Nordisk A/S Series B sponsored ADR	278,780	15,575,439

TOTAL DENMARK		22,184,355

Finland - 0.5%
Sampo Oyj (A Shares)	155,500	7,529,974
France - 3.7%
Capgemini SA	74,300	6,789,590
Christian Dior SA	40,349	6,824,090
Dassault Systemes SA	89,000	6,879,122
Essilor International SA	62,122	7,706,967
Hermes International SCA	19,370	6,589,932
L'Oreal SA	56,300	9,623,061
Sodexo SA (b)	68,930	6,750,898

TOTAL FRANCE		51,163,660

Germany - 7.9%
adidas AG	72,800	7,496,406
Axel Springer Verlag AG	126,200	6,571,546
Bayer AG	123,730	13,925,351
CTS Eventim AG	175,038	6,438,941
Fresenius Medical Care AG & Co. KGaA	90,900	8,072,895
Fresenius SE & Co. KGaA	123,020	8,163,344
Henkel AG & Co. KGaA	89,389	8,242,517
ProSiebenSat.1 Media AG	128,760	6,433,349
SAP AG	157,447	12,546,155
Scout24 Holding GmbH (a)	180,048	5,994,596
Stroer Out-of-Home Media AG (b)	108,900	6,408,704
Symrise AG	95,700	6,206,071
United Internet AG	123,976	6,416,185
Wirecard AG (b)	122,111	6,175,255

TOTAL GERMANY		109,091,315

Hong Kong - 1.3%
AIA Group Ltd.	2,258,000	12,553,274
Techtronic Industries Co. Ltd.	1,560,000	5,918,955

TOTAL HONG KONG		18,472,229

India - 4.1%
Adani Ports & Special Economic Zone (a)	1,900,777	5,992,976
Amara Raja Batteries Ltd. (a)	450,329	5,592,256
Asian Paints India Ltd.	482,297	6,207,852
Colgate-Palmolive (India)	453,556	5,750,147
GlaxoSmithKline Consumer Healthcare Ltd. (a)	68,184	5,873,414
HDFC Bank Ltd. (a)	310,225	5,656,711
Housing Development Finance Corp. Ltd.	474,962	8,314,306
ITC Ltd.	1,454,594	6,897,312
Tata Consultancy Services Ltd.	204,949	7,249,412

TOTAL INDIA		57,534,386

Indonesia - 1.0%
PT Bank Central Asia Tbk	7,610,100	7,296,879
PT Bank Rakyat Indonesia Tbk	8,576,200	7,073,030

TOTAL INDONESIA		14,369,909

Ireland - 3.2%
Accenture PLC Class A	59,400	6,269,076
Allegion PLC	101,000	6,116,560
Kerry Group PLC Class A	80,200	6,539,728
Kingspan Group PLC (Ireland)	253,669	6,532,104
Medtronic PLC	78,220	5,938,462
Paddy Power PLC (Ireland)	44,130	6,591,370
Ryanair Holdings PLC sponsored ADR	80,862	6,335,538

TOTAL IRELAND		44,322,838

Isle of Man - 0.4%
Playtech Ltd.	556,974	6,120,875
Israel - 1.7%
Check Point Software Technologies Ltd. (a)	78,200	6,162,942
Frutarom Industries Ltd.	124,900	6,291,040
Teva Pharmaceutical Industries Ltd. sponsored ADR	175,330	10,779,288

TOTAL ISRAEL		23,233,270

Italy - 0.9%
Atlantia SpA	271,764	7,120,862
Recordati SpA	232,821	5,770,506

TOTAL ITALY		12,891,368

Japan - 5.9%
Astellas Pharma, Inc.	599,900	8,306,553
Daito Trust Construction Co. Ltd.	55,300	7,030,619
Dentsu, Inc.	126,000	6,696,425
Hoya Corp.	182,900	7,060,357
Kansai Paint Co. Ltd.	431,200	6,024,486
Keyence Corp.	16,420	7,748,364
Misumi Group, Inc.	433,900	5,306,237
Nippon Paint Holdings Co. Ltd.	313,000	5,982,771
OBIC Co. Ltd.	48,700	2,522,655
Olympus Corp.	173,600	6,769,335
Sundrug Co. Ltd.	87,800	5,816,672
Tsuruha Holdings, Inc.	71,700	5,950,009
Unicharm Corp.	339,500	6,627,003

TOTAL JAPAN		81,841,486

Korea (South) - 1.2%
AMOREPACIFIC Group, Inc.	48,714	6,059,973
LG Household & Health Care Ltd.	5,939	4,913,110
NAVER Corp.	9,623	5,035,235

TOTAL KOREA (SOUTH)		16,008,318

Luxembourg - 0.4%
Eurofins Scientific SA	18,300	6,003,574
Mexico - 1.7%
Grupo Aeroportuario del Pacifico SA de CV Series B	707,300	5,940,653
Grupo Aeroportuario del Sureste SA de CV Series B	483,200	6,605,529
Grupo Aeroportuario Norte S.A.B. de CV	1,286,600	5,986,199
Megacable Holdings S.A.B. de CV unit	1,562,600	5,728,234

TOTAL MEXICO		24,260,615

Netherlands - 1.0%
Heineken Holding NV	106,700	8,165,537
IMCD Group BV	150,766	5,344,758

TOTAL NETHERLANDS		13,510,295

Norway - 0.4%
Schibsted ASA (A Shares)	202,900	5,955,349
Philippines - 2.9%
Ayala Corp.	506,680	7,247,536
Ayala Land, Inc.	9,949,100	6,594,635
GT Capital Holdings, Inc.	242,005	6,572,150
International Container Terminal Services, Inc.	4,732,750	6,054,824
SM Investments Corp.	378,643	6,614,656
SM Prime Holdings, Inc.	15,063,200	6,730,032

TOTAL PHILIPPINES		39,813,833

South Africa - 1.1%
Discovery Ltd.	443,000	3,611,566
Naspers Ltd. Class N	90,517	11,438,916

TOTAL SOUTH AFRICA		15,050,482

Spain - 2.2%
Aena SA	60,630	6,750,789
Amadeus IT Holding SA Class A	194,300	7,934,967
Grifols SA ADR	451,320	6,553,166
Inditex SA	275,236	9,057,807

TOTAL SPAIN		30,296,729

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	361,362	7,659,118
Hexagon AB (B Shares)	194,500	6,485,869
Svenska Cellulosa AB (SCA) (B Shares)	266,300	7,892,507

TOTAL SWEDEN		22,037,494

Switzerland - 4.2%
BB BIOTECH AG	26,390	6,132,039
Givaudan SA	4,020	7,528,191
Kaba Holding AG (B Shares) (Reg.)	9,360	5,782,119
Nestle SA	356,171	26,239,982
Partners Group Holding AG	17,500	6,311,457
Sika AG	1,880	6,727,840

TOTAL SWITZERLAND		58,721,628

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	661,400	14,782,290
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	624,200	6,644,515
United Arab Emirates - 0.4%
DP World Ltd.	335,796	5,826,061
United Kingdom - 15.0%
Aon PLC	69,230	6,080,471
ARM Holdings PLC	515,000	7,346,669
Associated British Foods PLC	170,900	7,709,915
Auto Trader Group PLC	1,082,300	6,075,653
Berkeley Group Holdings PLC	118,850	6,008,654
British American Tobacco PLC (United Kingdom)	279,200	15,558,000
Bunzl PLC	248,642	6,651,811
Compass Group PLC	467,676	8,048,650
Dignity PLC	184,812	6,205,652
Diploma PLC	602,359	5,770,106
Essentra PLC	527,000	5,538,146
Halma PLC	508,600	6,086,022
Hargreaves Lansdown PLC	328,000	6,394,531
Howden Joinery Group PLC	823,290	5,897,002
Imperial Tobacco Group PLC	195,983	10,611,626
InterContinental Hotel Group PLC	198,400	6,519,915
Intertek Group PLC	158,200	6,412,003
ITV PLC	1,805,746	6,903,139
London Stock Exchange Group PLC	209,654	7,423,720
Moneysupermarket.com Group PLC	1,204,700	5,829,072
Persimmon PLC	245,400	7,160,597
Prudential PLC	554,458	10,892,984
Reckitt Benckiser Group PLC	124,380	11,062,492
Rightmove PLC	111,154	6,342,297
St. James's Place Capital PLC	486,876	6,665,979
The Restaurant Group PLC	828,285	6,310,292
Unilever PLC	391,400	17,207,820

TOTAL UNITED KINGDOM		208,713,218

United States of America - 22.5%
A.O. Smith Corp.	89,930	6,281,611
Acuity Brands, Inc.	30,660	6,206,504
Adobe Systems, Inc. (a)	70,500	6,283,665
Alphabet, Inc. Class C	8,340	6,196,203
Altria Group, Inc.	101,000	6,172,110
Amazon.com, Inc. (a)	10,500	6,163,500
AMETEK, Inc.	119,600	5,627,180
Amphenol Corp. Class A	128,492	6,369,348
AutoZone, Inc. (a)	8,000	6,139,120
Cerner Corp. (a)	107,930	6,261,019
Colgate-Palmolive Co.	94,100	6,354,573
Constellation Brands, Inc. Class A (sub. vtg.)	39,960	6,093,101
CVS Health Corp.	61,000	5,891,990
Danaher Corp.	71,930	6,232,735
Domino's Pizza, Inc.	54,430	6,201,210
Ecolab, Inc.	58,360	6,295,293
Estee Lauder Companies, Inc. Class A	72,460	6,177,215
Facebook, Inc. Class A (a)	60,300	6,766,263
FactSet Research Systems, Inc.	40,060	6,037,042
Fiserv, Inc. (a)	65,985	6,239,542
FleetCor Technologies, Inc. (a)	48,810	5,995,820
Gartner, Inc. Class A (a)	69,700	6,125,933
Henry Schein, Inc. (a)	38,000	5,754,720
Home Depot, Inc.	48,400	6,086,784
International Flavors & Fragrances, Inc.	53,100	6,210,576
Kimberly-Clark Corp.	46,000	5,907,320
L Brands, Inc.	61,500	5,913,225
MasterCard, Inc. Class A	71,130	6,332,704
McGraw Hill Financial, Inc.	72,063	6,126,796
MercadoLibre, Inc.	60,100	5,904,224
Mettler-Toledo International, Inc. (a)	19,660	6,150,631
Molson Coors Brewing Co. Class B	67,900	6,143,592
Moody's Corp.	67,200	5,990,208
MSCI, Inc. Class A	91,200	6,278,208
NIKE, Inc. Class B	99,600	6,176,196
O'Reilly Automotive, Inc. (a)	24,350	6,352,915
PayPal Holdings, Inc. (a)	185,200	6,693,128
Philip Morris International, Inc.	67,900	6,111,679
PPG Industries, Inc.	64,146	6,101,568
Priceline Group, Inc. (a)	5,743	6,116,123
Reynolds American, Inc.	121,300	6,058,935
ServiceMaster Global Holdings, Inc. (a)	149,500	6,310,395
Sherwin-Williams Co.	24,860	6,355,956
Snap-On, Inc.	38,440	6,210,366
SS&C Technologies Holdings, Inc.	89,400	5,747,526
Starbucks Corp.	98,700	5,997,999
The Walt Disney Co.	63,507	6,085,241
Thermo Fisher Scientific, Inc.	46,000	6,074,760
TJX Companies, Inc.	85,600	6,098,144
TransDigm Group, Inc. (a)	25,930	5,827,249
Visa, Inc. Class A	82,768	6,165,388

TOTAL UNITED STATES OF AMERICA		313,393,533

TOTAL COMMON STOCKS
(Cost $1,269,896,346)		1,377,020,147

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Sartorius AG (non-vtg.)
(Cost $2,626,053)	24,784	6,374,804

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.38% (c)	17,300,103	17,300,103
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	16,221,101	16,221,101
TOTAL MONEY MARKET FUNDS
(Cost $33,521,204)		33,521,204
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $1,306,043,603)		1,416,916,155
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(26,427,784)
NET ASSETS - 100%		$1,390,488,371

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,459
Fidelity Securities Lending Cash Central Fund	28,331
Total	$39,790

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$245,860,100	$79,369,086	$166,491,014	$--
Consumer Staples	260,162,969	62,623,882	197,539,087	--
Financials	154,412,108	30,512,725	123,899,383	--
Health Care	168,673,139	63,087,485	105,585,654	--
Industrials	198,522,829	82,940,273	115,582,556	--
Information Technology	266,950,242	126,258,003	140,692,239	--
Materials	88,813,564	37,552,178	51,261,386	--
Money Market Funds	33,521,204	33,521,204	--	--
Total Investments in Securities:	$1,416,916,155	$515,864,836	$901,051,319	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$340,603,640
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,311,511,770. Net unrealized appreciation aggregated $105,404,385, of which $145,234,367 related to appreciated investment securities and $39,829,982 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

January 31, 2016

SEA-QTLY-0316
1.813038.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
		Shares	Value
Australia - 0.2%
Beacon Lighting Group Ltd.		438,521	$620,875
Sino Gas & Energy Ltd. (a)		4,797,856	112,978
Woodside Petroleum Ltd.		47,102	949,311

TOTAL AUSTRALIA			1,683,164

Bermuda - 2.8%
Brilliance China Automotive Holdings Ltd.		3,062,000	2,952,236
BW LPG Ltd.		33,694	258,712
Cheung Kong Infrastructure Holdings Ltd.		338,000	3,179,042
CSI Properties Ltd.		31,520,000	855,959
Digital China Holdings Ltd. (H Shares)		1,206,000	1,250,265
Great Eagle Holdings Ltd.		153,000	429,746
Hongkong Land Holdings Ltd.		675,600	4,256,851
Joy City Property Ltd.		2,692,000	354,126
Kerry Logistics Network Ltd.		1,607,000	2,220,208
PAX Global Technology Ltd.		2,382,000	2,414,617
Shenzhen International Holdings Ltd.		2,077,000	3,263,343
Skyworth Digital Holdings Ltd.		5,505,200	2,860,709
Summit Ascent Holdings Ltd. (a)		978,000	231,680
Tai Cheung Holdings Ltd.		244,000	181,194

TOTAL BERMUDA			24,708,688

Cayman Islands - 14.8%
58.com, Inc. ADR (a)		56,000	3,141,600
Alibaba Group Holding Ltd. sponsored ADR (a)		240,700	16,134,121
AMVIG Holdings Ltd.		1,270,000	475,658
Belle International Holdings Ltd.		2,588,000	1,743,699
Bitauto Holdings Ltd. ADR (a)		42,800	798,220
Changyou.com Ltd. (A Shares) ADR (a)		45,500	836,745
Cheung Kong Property Holdings Ltd.		1,636,000	8,867,673
China Modern Dairy Holdings Ltd.		6,486,000	1,189,581
China Resources Cement Holdings Ltd.		9,945,706	2,409,499
China State Construction International Holdings Ltd.		2,558,000	4,130,878
ChinaCache International Holdings Ltd. sponsored ADR (a)(b)		63,600	464,916
CK Hutchison Holdings Ltd.		985,500	12,313,524
Cosmo Lady (China) Holdings Co. Ltd.		552,000	496,696
Ctrip.com International Ltd. sponsored ADR (a)		84,200	3,593,656
Daqo New Energy Corp. ADR (a)		24,933	380,976
E-Commerce China Dangdang, Inc. ADR (a)(b)		147,000	993,720
ENN Energy Holdings Ltd.		934,000	4,211,446
Greatview Aseptic Pack Co. Ltd.		2,085,000	874,924
Haitian International Holdings Ltd.		564,000	685,950
iKang Healthcare Group, Inc. sponsored ADR (a)		20,600	428,480
International Housewares Retail Co. Ltd.		6,982,000	900,599
JD.com, Inc. sponsored ADR (a)		132,000	3,435,960
KWG Property Holding Ltd.		1,350,500	856,065
Lee & Man Paper Manufacturing Ltd.		4,934,000	2,796,182
Lee's Pharmaceutical Holdings Ltd.		333,500	308,404
Longfor Properties Co. Ltd.		3,094,000	3,952,743
MGM China Holdings Ltd.		3,785,200	4,556,856
New Oriental Education & Technology Group, Inc. sponsored ADR		64,500	2,025,945
Pico Far East Holdings Ltd.		1,932,000	474,604
Samson Holding Ltd.		4,079,000	472,815
SITC International Holdings Co. Ltd.		2,863,000	1,328,834
Sitoy Group Holdings Ltd.		1,108,000	374,194
SOHO China Ltd.		2,636,500	1,230,140
Stella International Holdings Ltd.		425,000	1,019,744
TAL Education Group ADR (a)(b)		38,600	1,851,642
TCC International Holdings Ltd.		2,076,000	303,554
Tencent Holdings Ltd.		1,812,800	34,056,530
Tuniu Corp. Class A sponsored ADR (a)		64,600	824,942
Uni-President China Holdings Ltd.		2,383,000	1,546,225
Xingda International Holdings Ltd.		2,193,000	406,953
Youku Tudou, Inc. ADR (a)		49,700	1,353,331
Zhen Ding Technology Holding Ltd.		282,000	596,702

TOTAL CAYMAN ISLANDS			128,844,926

China - 13.9%
Anhui Conch Cement Co. Ltd. (H Shares)		918,500	1,803,330
BBMG Corp. (H Shares)		4,464,000	2,508,548
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)		3,018,000	890,791
Beijing Urban Consolidated & Development Group Ltd. (H Shares)		1,574,000	819,254
China Construction Bank Corp. (H Shares)		35,882,000	21,905,784
China Oilfield Services Ltd. (H Shares)		2,436,000	1,768,610
China Pacific Insurance (Group) Co. Ltd. (H Shares)		2,081,200	7,343,828
China Petroleum & Chemical Corp. (H Shares)		12,382,000	6,995,065
China Railway Construction Corp. Ltd. (H Shares)		3,423,000	3,437,582
China Shipping Development Co. Ltd. (H Shares)		1,886,000	1,189,447
China Telecom Corp. Ltd. (H Shares)		17,810,000	8,376,837
China Vanke Co. Ltd. (H Shares)		1,906,700	4,367,431
Chongqing Changan Automobile Co. Ltd. (B Shares)		759,543	1,491,268
Huadian Fuxin Energy Corp. Ltd. (H Shares)		6,500,000	1,275,354
Huadian Power International Corp. Ltd. (H Shares)		3,846,000	2,299,112
Huaneng Renewables Corp. Ltd. (H Shares)		13,448,000	2,923,741
Huangshan Tourism Development Co. Ltd.		284,920	515,369
Industrial & Commercial Bank of China Ltd. (H Shares)		29,145,000	15,168,261
Jiangling Motors Corp. Ltd. (B Shares)		303,894	923,393
Jiangsu Hengrui Medicine Co. Ltd.		500,926	3,364,654
Kweichow Moutai Co. Ltd.		135,645	4,161,700
PICC Property & Casualty Co. Ltd. (H Shares)		2,993,120	5,119,898
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		2,562,500	11,609,782
SAIC Motor Corp. Ltd.		425,958	1,213,533
Shenzhen Expressway Co. (H Shares)		3,798,000	3,034,722
Tong Ren Tang Technologies Co. Ltd. (H Shares)		625,000	962,887
TravelSky Technology Ltd. (H Shares)		900,000	1,374,520
Zhejiang Expressway Co. Ltd. (H Shares)		4,448,000	3,900,895

TOTAL CHINA			120,745,596

Hong Kong - 12.1%
AIA Group Ltd.		4,263,600	23,703,339
China Everbright Ltd.		1,606,000	3,339,275
China Mobile Ltd.		1,109,900	12,191,342
China Resources Beer Holdings Co. Ltd.		2,118,000	3,377,608
China Resources Power Holdings Co. Ltd.		1,696,000	2,884,991
CNOOC Ltd. sponsored ADR (b)		123,500	12,543,895
Dah Sing Banking Group Ltd.		566,400	891,852
Far East Horizon Ltd.		2,722,000	2,097,300
Hang Lung Properties Ltd.		2,071,000	3,820,222
HKT Trust/HKT Ltd. unit		3,131,300	4,119,192
Hysan Development Co. Ltd.		1,175,000	4,552,760
Lenovo Group Ltd.		6,074,000	5,452,261
Magnificent Hotel Investment L		6,930,000	156,834
PCCW Ltd.		11,517,000	6,908,504
Power Assets Holdings Ltd.		639,000	5,840,667
Sino Land Ltd.		3,704,000	4,758,584
Techtronic Industries Co. Ltd.		1,312,500	4,979,890
Wheelock and Co. Ltd.		963,000	3,686,816

TOTAL HONG KONG			105,305,332

India - 10.4%
Adani Ports & Special Economic Zone (a)		383,179	1,208,128
Apollo Tyres Ltd.		1,467,806	3,212,771
Bajaj Finserv Ltd.		105,257	2,895,053
Bharat Petroleum Corp. Ltd. (a)		214,556	2,828,061
Bharti Infratel Ltd.		397,798	2,130,356
Cox & Kings India Ltd. (a)		699,198	2,358,554
Edelweiss Financial Services Ltd.		1,985,568	1,531,881
Exide Industries Ltd. (a)		228,254	406,110
HCL Technologies Ltd.		311,503	3,996,215
Hexaware Technologies Ltd.		533,980	1,824,631
ICICI Bank Ltd. (a)		1,315,435	4,480,254
IL&FS Transportation Networks Ltd.		335,845	397,022
Indian Oil Corp. Ltd. (a)		648,071	3,855,746
Jain Irrigation Systems Ltd. (a)		492,485	467,504
JK Tyre & Industries Ltd. (a)		1,242,243	1,677,601
Just Dial Ltd.		59,523	537,264
LIC Housing Finance Ltd. (a)		151,373	1,072,669
Mahindra & Mahindra Ltd. (a)		309,624	5,656,094
McLeod Russel India Ltd. (a)		384,327	883,834
NTPC Ltd.		1,872,238	3,950,350
Petronet LNG Ltd.		1,055,640	3,839,653
Power Finance Corp. Ltd.		808,042	2,103,241
Power Grid Corp. of India Ltd.		645,755	1,411,946
Redington India Ltd. (a)		533,540	818,440
Reliance Capital Ltd. (a)		73,076	416,436
Reliance Industries Ltd.		773,397	11,862,305
Shriram City Union Finance Ltd.		42,095	880,854
Sun Pharmaceutical Industries Ltd.		520,832	6,741,575
Suzlon Energy Ltd. (a)		9,081,865	2,745,860
The Jammu & Kashmir Bank Ltd.		1,080,744	1,142,785
Torrent Pharmaceuticals Ltd.		125,427	2,594,433
UPL Ltd.		381,746	2,475,531
Vakrangee Ltd. (a)		172,201	464,122
VST Industries Ltd. (a)		42,310	1,061,845
Yes Bank Ltd. (a)		566,055	6,271,136

TOTAL INDIA			90,200,260

Indonesia - 1.8%
PT ACE Hardware Indonesia Tbk		12,337,500	720,920
PT Bank Rakyat Indonesia Tbk		11,143,200	9,190,106
PT Gudang Garam Tbk		880,500	3,754,526
PT Indofood Sukses Makmur Tbk		5,370,200	2,443,543

TOTAL INDONESIA			16,109,095

Israel - 0.1%
Sarine Technologies Ltd.		466,400	508,329
Japan - 1.5%
Fuji Media Holdings, Inc.		237,400	2,671,525
KDDI Corp.		169,100	4,282,053
NGK Insulators Ltd.		150,000	3,136,296
SoftBank Corp.		72,500	3,192,575

TOTAL JAPAN			13,282,449

Korea (South) - 16.9%
AMOREPACIFIC Corp.		20,779	7,028,549
AMOREPACIFIC Group, Inc.		29,333	3,648,996
BGFretail Co. Ltd.		5,318	950,969
Daelim Industrial Co.		38,599	2,522,108
DGB Financial Group Co. Ltd.		277,359	2,059,048
Dongbu Insurance Co. Ltd.		99,942	5,633,387
Duksan Hi-Metal Co. Ltd. (a)		69,051	526,187
Fila Korea Ltd.		5,402	435,640
Hana Financial Group, Inc.		117,013	2,089,683
Hyosung Corp.		31,512	2,864,020
Hyundai Fire & Marine Insurance Co. Ltd.		82,358	2,212,822
Hyundai Mobis		34,267	7,387,790
Hyundai Motor Co.		99,070	11,024,291
Hyundai Steel Co.		115,721	4,720,430
KB Financial Group, Inc.		227,440	5,773,524
Kiwoom Securities Co. Ltd.		28,327	1,299,958
Korea Electric Power Corp.		138,630	6,039,223
Korea Petro Chemical Industries Co. Ltd.		26,319	4,384,553
Korea Zinc Co. Ltd.		12,240	4,434,363
LG Chemical Ltd.		26,642	6,615,819
LG Household & Health Care Ltd.		8,095	6,696,687
LS Industrial Systems Ltd.		53,956	1,827,687
Poongsan Corp.		43,436	878,196
Samsung Card Co. Ltd.		63,208	1,998,826
Samsung Electronics Co. Ltd.		43,153	41,430,222
Shinhan Financial Group Co. Ltd.		326,861	10,484,548
SK Telecom Co. Ltd.		12,553	2,185,154
SL Corp.		6,418	93,534

TOTAL KOREA (SOUTH)			147,246,214

Malaysia - 1.8%
AEON Credit Service Bhd		165,700	437,639
Cahya Mata Sarawak Bhd		723,400	901,184
Glomac Bhd		1,592,200	323,493
Media Prima Bhd		3,540,600	1,091,892
MISC Bhd		769,800	1,629,994
Sunway Bhd		1,353,500	962,108
Tenaga Nasional Bhd		2,199,500	7,215,820
Top Glove Corp. Bhd		536,800	702,193
YTL Power International Bhd		8,024,300	2,843,126

TOTAL MALAYSIA			16,107,449

Netherlands - 0.2%
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares) (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(c)		577,300	1,662,361
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)		103,800	423,690

TOTAL NETHERLANDS			2,086,051

Philippines - 0.9%
ABS CBN Broadcasting Corp. (depositary receipt)		357,700	416,063
LT Group, Inc.		1,319,300	440,549
Metro Pacific Investments Corp.		13,203,200	1,530,104
Metropolitan Bank & Trust Co.		2,388,671	3,565,039
Security Bank Corp.		530,998	1,585,276

TOTAL PHILIPPINES			7,537,031

Singapore - 3.6%
Boustead Singapore Ltd.		630,288	351,312
CapitaLand Ltd.		1,603,600	3,485,911
Centurion Corp. Ltd.		927,500	232,675
CWT Ltd.		422,000	545,424
Frasers Centrepoint Ltd.		438,000	508,086
Hyflux Ltd.		1,003,300	344,025
Interplex Holdings Ltd.		707,000	396,282
Mapletree Industrial (REIT)		2,768,751	2,996,435
Singapore Telecommunications Ltd.		2,851,400	7,070,478
United Overseas Bank Ltd.		798,600	10,152,433
UOL Group Ltd.		602,000	2,384,941
Wing Tai Holdings Ltd.		2,006,800	2,167,753
Yoma Strategic Holdings Ltd. (a)		1,397,300	442,424

TOTAL SINGAPORE			31,078,179

Taiwan - 13.7%
Advanced Semiconductor Engineering, Inc.		5,635,000	6,024,849
ASUSTeK Computer, Inc.		435,000	3,510,190
Cathay Financial Holding Co. Ltd.		6,795,000	7,386,551
China Life Insurance Co. Ltd.		2,998,600	2,119,844
E.SUN Financial Holdings Co. Ltd.		12,797,312	6,611,378
Fubon Financial Holding Co. Ltd.		6,424,000	7,059,897
Hon Hai Precision Industry Co. Ltd. (Foxconn)		6,819,600	15,969,345
Mega Financial Holding Co. Ltd.		4,787,000	3,037,915
Nanya Technology Corp.		352,000	420,751
Nien Made Enterprise Co. Ltd.		65,909	443,295
Novatek Microelectronics Corp.		413,000	1,723,416
PChome Online, Inc.		85,053	767,832
Pegatron Corp.		3,574,000	8,129,289
Pou Chen Corp.		2,823,000	3,517,212
Powertech Technology, Inc.		637,000	1,331,605
Taiwan Semiconductor Manufacturing Co. Ltd.		8,993,192	38,544,267
Unified-President Enterprises Corp.		3,365,000	5,600,965
Vanguard International Semiconductor Corp.		1,798,000	2,569,217
Wistron NeWeb Corp.		677,661	1,719,014
Yuanta Financial Holding Co. Ltd.		7,690,560	2,377,022

TOTAL TAIWAN			118,863,854

Thailand - 2.3%
Asian Property Development PCL (For. Reg.)		14,036,300	2,197,795
Bangkok Expressway and Metro PCL (a)		12,354,687	1,871,551
Intouch Holdings PCL NVDR		1,431,200	2,261,682
Kasikornbank PCL (For. Reg.)		1,767,400	8,498,503
Preuksa Real Estate PCL (For. Reg.)		2,512,300	1,782,875
Thai Beverage PCL		6,959,000	3,331,080

TOTAL THAILAND			19,943,486

United Kingdom - 0.2%
Standard Chartered PLC (United Kingdom)		295,723	1,994,948
United States of America - 1.0%
China Biologic Products, Inc. (a)		17,200	2,206,244
Cognizant Technology Solutions Corp. Class A (a)		70,200	4,444,362
Las Vegas Sands Corp.		40,100	1,808,510

TOTAL UNITED STATES OF AMERICA			8,459,116

TOTAL COMMON STOCKS
(Cost $966,848,531)			854,704,167
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.1%
India - 0.1%
NTPC Ltd. 8.49% 3/25/25 (Cost $449,651)	INR	2,245,016	415,461
		Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.38% (e)		9,622,317	9,622,317
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)		11,470,600	11,470,600
TOTAL MONEY MARKET FUNDS
(Cost $21,092,917)			21,092,917
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $988,391,099)			876,212,545
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(5,711,812)
NET ASSETS - 100%			$870,500,733

Currency Abbreviations

INR – Indian rupee

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,086,051 or 0.2% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,071
Fidelity Securities Lending Cash Central Fund	7,157
Total	$26,228

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$82,040,609	$14,534,375	$67,506,234	$--
Consumer Staples	45,676,108	--	45,676,108	--
Energy	45,365,648	12,543,895	32,821,753	--
Financials	270,580,261	--	270,580,261	--
Health Care	17,308,870	2,634,724	14,674,146	--
Industrials	55,154,235	--	55,154,235	--
Information Technology	203,006,022	27,554,271	175,451,751	--
Materials	37,544,607	--	37,544,607	--
Telecommunication Services	52,718,173	--	52,718,173	--
Utilities	45,309,634	--	45,309,634	--
Corporate Bonds	415,461	--	415,461	--
Money Market Funds	21,092,917	21,092,917	--	--
Total Investments in Securities:	$876,212,545	$78,360,182	$797,852,363	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$196,654,580
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $988,684,177. Net unrealized depreciation aggregated $112,471,632, of which $58,159,065 related to appreciated investment securities and $170,630,697 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

January 31, 2016

GSV-S-QTLY-0316
1.907948.106

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 4.0%
CSL Ltd.	4,113,835	$306,435,727
Sydney Airport unit	14,361,827	67,628,347
Transurban Group unit	12,682,414	97,777,272

TOTAL AUSTRALIA		471,841,346

Austria - 1.0%
Andritz AG	2,472,198	114,953,225
Bailiwick of Jersey - 0.9%
Shire PLC	1,854,900	104,045,147
Belgium - 4.2%
Anheuser-Busch InBev SA NV	2,942,981	370,128,429
KBC Groep NV	2,156,204	123,565,145

TOTAL BELGIUM		493,693,574

Canada - 0.3%
Pason Systems, Inc.	2,809,069	35,953,035
Cayman Islands - 1.0%
58.com, Inc. ADR (a)	719,400	40,358,340
Alibaba Group Holding Ltd. sponsored ADR (a)	1,127,200	75,556,216

TOTAL CAYMAN ISLANDS		115,914,556

Denmark - 3.3%
Jyske Bank A/S (Reg.) (a)	1,707,200	74,965,136
Novo Nordisk A/S Series B sponsored ADR	5,444,281	304,171,979

TOTAL DENMARK		379,137,115

Finland - 0.3%
Tikkurila Oyj	1,755,779	29,778,532
France - 0.9%
Essilor International SA	827,278	102,633,597
Germany - 2.1%
Bayer AG	1,364,100	153,524,380
SAP AG	1,190,234	94,843,730

TOTAL GERMANY		248,368,110

Hong Kong - 1.7%
AIA Group Ltd.	36,702,000	204,043,519
India - 0.7%
Housing Development Finance Corp. Ltd.	4,515,219	79,039,825
Ireland - 2.5%
CRH PLC sponsored ADR	5,853,005	157,562,895
James Hardie Industries PLC CDI	11,929,270	138,233,548

TOTAL IRELAND		295,796,443

Isle of Man - 0.4%
Playtech Ltd.	4,042,680	44,427,097
Israel - 0.3%
Azrieli Group	1,019,186	35,895,891
Italy - 0.7%
Azimut Holding SpA	1,613,606	33,976,986
Interpump Group SpA	3,440,349	43,783,682

TOTAL ITALY		77,760,668

Japan - 13.8%
Astellas Pharma, Inc.	15,682,300	217,145,957
Coca-Cola Central Japan Co. Ltd.	2,097,500	33,847,628
DENSO Corp.	4,792,300	206,682,302
East Japan Railway Co.	1,128,300	103,710,981
Fast Retailing Co. Ltd.	241,200	77,991,144
Hoya Corp.	2,180,900	84,187,715
Japan Tobacco, Inc.	3,387,100	132,651,537
Keyence Corp.	264,200	124,672,208
Mitsui Fudosan Co. Ltd.	5,554,000	130,746,071
Nintendo Co. Ltd.	423,800	59,422,587
Olympus Corp.	735,500	28,679,990
OSG Corp.	2,257,400	37,516,574
Seven Bank Ltd.	25,212,300	107,378,826
Shinsei Bank Ltd.	31,712,000	49,564,817
SHO-BOND Holdings Co. Ltd. (b)	1,557,600	53,418,449
USS Co. Ltd.	10,468,400	160,811,877

TOTAL JAPAN		1,608,428,663

Kenya - 0.2%
Safaricom Ltd.	194,377,500	28,757,999
Korea (South) - 1.0%
BGFretail Co. Ltd.	372,072	66,534,228
NAVER Corp.	89,161	46,653,492

TOTAL KOREA (SOUTH)		113,187,720

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	707,412	67,076,806
South Africa - 1.4%
Clicks Group Ltd.	6,902,484	37,809,859
Naspers Ltd. Class N	947,910	119,790,345

TOTAL SOUTH AFRICA		157,600,204

Spain - 4.4%
Amadeus IT Holding SA Class A	3,299,400	134,743,329
Hispania Activos Inmobiliarios SA (a)	1,884,200	23,431,047
Inditex SA	8,753,319	288,065,069
Merlin Properties Socimi SA	2,598,300	30,174,241
Prosegur Compania de Seguridad SA (Reg.)	6,891,189	30,912,534

TOTAL SPAIN		507,326,220

Sweden - 4.6%
ASSA ABLOY AB (B Shares)	12,583,417	266,707,270
H&M Hennes & Mauritz AB (B Shares)	3,212,901	105,213,549
Intrum Justitia AB	1,353,000	44,833,609
Svenska Handelsbanken AB (A Shares)	9,555,413	120,230,048

TOTAL SWEDEN		536,984,476

Switzerland - 13.6%
Nestle SA	6,601,460	486,345,583
Novartis AG	5,010,410	388,173,747
Roche Holding AG (participation certificate)	1,601,612	414,856,443
Schindler Holding AG:
(participation certificate)	718,219	110,066,633
(Reg.)	154,309	23,846,008
UBS Group AG	9,885,313	164,491,608

TOTAL SWITZERLAND		1,587,780,022

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	25,156,000	107,817,066
United Kingdom - 12.6%
Associated British Foods PLC	2,912,900	131,411,421
Babcock International Group PLC	3,781,661	49,557,043
BAE Systems PLC	10,981,100	81,214,605
Berendsen PLC	4,640,133	72,354,842
Howden Joinery Group PLC	1,250,000	8,953,409
Informa PLC	9,570,180	87,036,496
InterContinental Hotel Group PLC ADR (c)	6,447,027	213,654,475
Lloyds Banking Group PLC	54,635,000	51,185,250
Prudential PLC	8,723,546	171,384,397
Reckitt Benckiser Group PLC	3,783,587	336,516,337
Rightmove PLC	390,970	22,308,220
SABMiller PLC	2,713,836	162,512,284
Shaftesbury PLC	3,385,400	40,639,733
Unite Group PLC	4,544,258	41,790,597

TOTAL UNITED KINGDOM		1,470,519,109

United States of America - 16.7%
Alphabet, Inc. Class A	248,194	188,962,502
Autoliv, Inc. (c)	1,319,227	135,590,151
Berkshire Hathaway, Inc. Class B (a)	880,150	114,217,066
China Biologic Products, Inc. (a)	476,600	61,133,482
Domino's Pizza, Inc.	569,440	64,876,299
Martin Marietta Materials, Inc.	469,200	58,922,136
MasterCard, Inc. Class A	2,561,410	228,042,332
McGraw Hill Financial, Inc.	741,271	63,022,860
Mohawk Industries, Inc. (a)	855,415	142,349,610
Molson Coors Brewing Co. Class B	708,000	64,059,840
Moody's Corp.	542,700	48,376,278
Philip Morris International, Inc.	1,597,792	143,817,258
PriceSmart, Inc.	648,475	49,647,246
ResMed, Inc.	1,112,900	63,101,430
Reynolds American, Inc.	2,360,200	117,891,990
Sherwin-Williams Co.	180,200	46,071,734
SS&C Technologies Holdings, Inc.	1,793,844	115,326,231
Visa, Inc. Class A	3,243,296	241,593,119

TOTAL UNITED STATES OF AMERICA		1,947,001,564

TOTAL COMMON STOCKS
(Cost $8,958,301,617)		10,965,761,529

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.38% (d)	409,087,191	409,087,191
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	120,902,988	120,902,988
TOTAL MONEY MARKET FUNDS
(Cost $529,990,179)		529,990,179
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $9,488,291,796)		11,495,751,708
NET OTHER ASSETS (LIABILITIES) - 1.3%		156,429,083
NET ASSETS - 100%		$11,652,180,791

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$226,151
Fidelity Securities Lending Cash Central Fund	376,590
Total	$602,741

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$61,860,089	$--	$--	$314,471	$53,418,449
Total	$61,860,089	$--	$--	$314,471	$53,418,449

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,611,014,726	$556,470,535	$1,054,544,191	$--
Consumer Staples	2,200,250,446	442,493,140	1,757,757,306	--
Energy	35,953,035	35,953,035	--	--
Financials	1,708,119,341	426,003,703	1,282,115,638	--
Health Care	2,228,089,594	428,406,891	1,799,682,703	--
Industrials	1,198,281,074	--	1,198,281,074	--
Information Technology	1,524,726,469	889,838,740	634,887,729	--
Materials	430,568,845	262,556,765	168,012,080	--
Telecommunication Services	28,757,999	28,757,999	--	--
Money Market Funds	529,990,179	529,990,179	--	--
Total Investments in Securities:	$11,495,751,708	$3,600,470,987	$7,895,280,721	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,487,951,161
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $9,494,010,187. Net unrealized appreciation aggregated $2,001,741,521, of which $2,422,280,541 related to appreciated investment securities and $420,539,020 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

January 31, 2016

ISC-QTLY-0316
1.813082.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 3.1%
Austal Ltd.	919,229	$860,545
Challenger Ltd.	849,722	4,836,107
GUD Holdings Ltd.	1,022,988	4,761,640
Imdex Ltd. (a)	10,646,454	1,503,530
Life Healthcare Group Ltd.	2,075,053	4,247,966
Nanosonics Ltd. (a)	1,719,782	2,346,577
RCG Corp. Ltd.	1,515,746	1,712,597
SAI Global Ltd.	1,070,469	3,098,986
SomnoMed Ltd. (a)(b)	584,445	1,104,024

TOTAL AUSTRALIA		24,471,972

Austria - 1.6%
Andritz AG	115,532	5,372,052
IMMOFINANZ Immobilien Anlagen AG (a)	1,697,043	3,198,332
RHI AG	208,140	3,910,917

TOTAL AUSTRIA		12,481,301

Bailiwick of Jersey - 1.2%
Kennedy Wilson Europe Real Estate PLC	193,806	3,091,006
Regus PLC	1,401,100	5,922,879

TOTAL BAILIWICK OF JERSEY		9,013,885

Belgium - 1.0%
Barco NV	63,883	4,011,818
Econocom Group SA	434,901	4,077,605

TOTAL BELGIUM		8,089,423

Bermuda - 1.7%
BW Offshore Ltd.	5,305,227	1,304,944
Hiscox Ltd.	409,855	5,821,227
Petra Diamonds Ltd.	3,093,474	3,917,287
Travelport Worldwide Ltd.	222,200	2,419,758

TOTAL BERMUDA		13,463,216

Brazil - 0.3%
Banco ABC Brasil SA rights 2/4/16 (a)	58,718	16,824
MAHLE Metal Leve SA	349,000	2,117,663

TOTAL BRAZIL		2,134,487

British Virgin Islands - 0.3%
Gem Diamonds Ltd.	1,174,862	1,987,244
Canada - 3.7%
AutoCanada, Inc. (b)	216,184	3,067,841
Constellation Software, Inc.	3,166	1,152,588
Dorel Industries, Inc. Class B (sub. vtg.)	113,703	2,236,075
Genesis Land Development Corp.	965,422	1,502,334
Jean Coutu Group, Inc. Class A (sub. vtg.) (b)	244,913	3,442,313
Lassonde Industries, Inc. Class A (sub. vtg.)	35,769	3,957,595
McCoy Global, Inc.	1,341,870	2,011,512
Open Text Corp.	132,548	6,485,002
ShawCor Ltd. Class A	102,985	2,223,782
Whitecap Resources, Inc. (b)	563,453	3,080,912

TOTAL CANADA		29,159,954

Cayman Islands - 3.7%
AMVIG Holdings Ltd.	15,526,000	5,815,016
Best Pacific International Holdings Ltd.	1,046,000	453,051
Bonjour Holdings Ltd.	7,806,800	364,316
China High Precision Automation Group Ltd. (a)	712,000	1
China Metal Recycling (Holdings) Ltd. (a)	436,800	1
Greatview Aseptic Pack Co. Ltd.	5,391,000	2,262,215
Haitian International Holdings Ltd.	2,450,000	2,979,748
Lifestyle International Holdings Ltd.	3,212,500	3,976,917
Pico Far East Holdings Ltd.	18,482,000	4,540,185
SITC International Holdings Co. Ltd.	11,653,000	5,408,628
Value Partners Group Ltd.	3,286,000	2,989,346

TOTAL CAYMAN ISLANDS		28,789,424

Chile - 0.9%
Quinenco SA	2,409,395	4,289,223
Vina San Pedro SA	335,133,168	3,128,661

TOTAL CHILE		7,417,884

Denmark - 0.9%
Jyske Bank A/S (Reg.) (a)	154,303	6,775,624
Finland - 2.4%
Amer Group PLC (A Shares)	193,345	5,292,123
Asiakastieto Group Oyj (a)	181,623	2,893,776
Cramo Oyj (B Shares)	182,510	3,510,223
Olvi PLC (A Shares)	119,838	2,905,837
Tikkurila Oyj	230,646	3,911,825

TOTAL FINLAND		18,513,784

France - 3.5%
ALTEN	102,319	5,759,313
Coface SA	347,502	2,849,998
Rexel SA	271,700	3,217,663
The Lisi Group	143,009	3,503,617
The Vicat Group	85,756	4,632,673
Thermador Groupe SA	26,557	2,492,491
Wendel SA	46,435	4,650,054

TOTAL FRANCE		27,105,809

Germany - 2.8%
AURELIUS AG	89,435	4,515,339
CompuGroup Medical AG	178,949	7,196,978
GEA Group AG	36,918	1,548,825
mutares AG	118,200	2,227,412
OSRAM Licht AG	98,205	4,384,506
SHW Group	82,439	1,994,045

TOTAL GERMANY		21,867,105

Greece - 0.4%
Metka SA	411,516	3,115,988
Hong Kong - 1.9%
Dah Sing Banking Group Ltd.	2,912,400	4,585,857
Far East Horizon Ltd.	3,735,000	2,877,816
Magnificent Hotel Investment L	105,926,000	2,397,227
Shun Ho Technology Holdings Ltd. (a)	1,650,033	520,785
Techtronic Industries Co. Ltd.	1,120,000	4,249,506

TOTAL HONG KONG		14,631,191

India - 0.3%
Edelweiss Financial Services Ltd.	3,486,519	2,689,876
Indonesia - 0.5%
PT ACE Hardware Indonesia Tbk	43,202,200	2,524,446
PT Media Nusantara Citra Tbk	16,013,700	1,400,900

TOTAL INDONESIA		3,925,346

Ireland - 2.5%
C&C Group PLC	904,278	3,518,350
Mincon Group PLC	4,905,805	3,614,054
Origin Enterprises PLC	495,000	3,611,184
United Drug PLC (United Kingdom)	1,222,449	9,137,910

TOTAL IRELAND		19,881,498

Isle of Man - 0.8%
Optimal Payments PLC (a)	1,050,400	6,051,894
Israel - 1.1%
Frutarom Industries Ltd.	177,389	8,934,838
Italy - 1.3%
Banco di Desio e della Brianza SpA	669,139	1,699,638
Cerved Information Solutions SpA	133,261	1,101,364
Danieli & C. Officine Meccaniche SpA	98,967	1,919,970
Recordati SpA	221,861	5,498,861

TOTAL ITALY		10,219,833

Japan - 22.8%
A/S One Corp.	135,700	4,737,400
Aeon Delight Co. Ltd.	187,700	6,188,678
Ain Holdings, Inc.	61,100	2,776,286
Arc Land Sakamoto Co. Ltd.	188,500	3,981,397
Broadleaf Co. Ltd.	394,900	3,652,995
Central Automotive Products Ltd.	281,000	2,053,775
Daiwa Industries Ltd.	495,600	3,639,415
Dexerials Corp. (b)	292,400	2,892,154
Fuji Corp.	149,100	2,421,029
Fukuda Denshi Co. Ltd.	124,800	6,209,629
Funai Soken Holdings, Inc.	190,320	2,413,599
GMO Internet, Inc.	328,900	4,075,327
Iida Group Holdings Co. Ltd.	214,851	3,830,132
JSR Corp.	532,400	7,731,680
KAWAI Musical Instruments Manufacturing Co. Ltd.	174,800	2,983,085
Kinugawa Rubber Industrial Co. Ltd.	733,000	3,841,190
Konica Minolta, Inc.	286,800	2,417,431
Kotobuki Spirits Co. Ltd.	79,100	3,625,104
Leopalace21 Corp. (a)	966,500	5,353,057
Meitec Corp.	145,700	4,911,233
Miraca Holdings, Inc.	121,900	5,030,739
Mitani Shoji Co. Ltd.	244,700	6,209,181
Monex Group, Inc.	699,100	1,774,057
Nihon House Holdings Co. Ltd. (b)	795,600	2,805,048
Nitori Holdings Co. Ltd.	99,800	8,106,339
Paramount Bed Holdings Co. Ltd.	195,000	6,724,542
Ricoh Leasing Co. Ltd.	232,900	7,268,501
S Foods, Inc. (b)	325,800	6,625,655
San-Ai Oil Co. Ltd.	589,000	4,567,537
Shinsei Bank Ltd.	3,159,000	4,937,413
Ship Healthcare Holdings, Inc.	161,700	3,863,041
TKC Corp.	244,400	5,957,726
Toshiba Plant Systems & Services Corp.	582,700	6,808,271
Toyo Suisan Kaisha Ltd.	103,400	3,580,823
Tsuruha Holdings, Inc.	104,800	8,696,805
VT Holdings Co. Ltd.	1,047,600	6,143,873
Welcia Holdings Co. Ltd.	77,700	4,195,247
Yamada Consulting Group Co. Ltd.	174,600	5,042,416

TOTAL JAPAN		178,071,810

Korea (South) - 1.6%
BGFretail Co. Ltd.	17,709	3,166,738
DGB Financial Group Co. Ltd.	207,259	1,538,642
Fila Korea Ltd.	38,617	3,114,234
Hy-Lok Corp.	125,792	2,790,103
NS Shopping Co. Ltd.	10,714	1,638,955

TOTAL KOREA (SOUTH)		12,248,672

Luxembourg - 0.5%
Grand City Properties SA	203,895	4,224,375
Netherlands - 1.9%
Amsterdam Commodities NV	196,055	4,828,732
Arcadis NV	169,700	2,275,686
BinckBank NV	336,559	2,683,900
IMCD Group BV	142,000	5,033,998

TOTAL NETHERLANDS		14,822,316

New Zealand - 2.1%
EBOS Group Ltd.	1,083,656	9,445,171
Nuplex Industries Ltd.	2,680,889	7,204,440

TOTAL NEW ZEALAND		16,649,611

Norway - 2.2%
ABG Sundal Collier ASA	6,615,910	4,581,423
Ekornes A/S	331,597	3,586,789
Kongsberg Gruppen ASA	329,633	5,256,673
Spectrum ASA	1,129,572	3,507,898

TOTAL NORWAY		16,932,783

Philippines - 0.2%
Century Pacific Food, Inc.	4,507,400	1,472,817
Portugal - 0.6%
NOS SGPS SA	670,400	4,865,045
Romania - 0.4%
Banca Transilvania SA (a)	5,501,626	2,956,387
Singapore - 2.5%
Boustead Projects Pte Ltd. (a)	618,906	293,432
Boustead Singapore Ltd.	2,126,569	1,185,315
Hour Glass Ltd.	7,926,700	4,162,769
Interplex Holdings Ltd.	6,290,400	3,525,844
Mapletree Industrial (REIT)	2,988,818	3,234,599
OSIM International Ltd.	4,165,300	2,981,211
Wing Tai Holdings Ltd.	3,973,100	4,291,758

TOTAL SINGAPORE		19,674,928

South Africa - 0.7%
Clicks Group Ltd.	978,565	5,360,303
Spain - 0.5%
Hispania Activos Inmobiliarios SA (a)	315,800	3,927,144
Sweden - 1.1%
AddTech AB (B Shares)	198,619	2,735,076
Coor Service Management Holding AB (a)	474,600	1,920,242
Ratos AB (B Shares)	690,800	3,703,807

TOTAL SWEDEN		8,359,125

Switzerland - 3.6%
Allied World Assurance Co. Holdings AG	222,104	8,126,785
Daetwyler Holdings AG	18,222	2,326,239
Pargesa Holding SA	41,276	2,405,603
Vontobel Holdings AG	186,260	7,846,397
VZ Holding AG	26,551	7,104,916

TOTAL SWITZERLAND		27,809,940

Taiwan - 2.2%
King's Town Bank	3,141,000	1,978,515
Sunspring Metal Corp.	3,075,000	4,116,630
Tripod Technology Corp.	2,738,000	4,499,588
Vanguard International Semiconductor Corp.	3,124,000	4,463,979
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	1,109,000	2,382,159

TOTAL TAIWAN		17,440,871

Thailand - 1.1%
Delta Electronics PCL (For. Reg.)	2,473,600	5,531,723
TISCO Financial Group PCL	2,642,800	3,139,011

TOTAL THAILAND		8,670,734

Turkey - 0.4%
Aygaz A/S	864,000	2,949,574
United Kingdom - 14.6%
Aberdeen Asset Management PLC	799,849	2,819,356
AEW UK REIT PLC	2,828,268	3,904,464
Alliance Pharma PLC	3,728,897	2,659,230
Amec Foster Wheeler PLC	436,419	2,583,887
Ashmore Group PLC (b)	1,036,507	3,259,541
BBA Aviation PLC	2,449,898	5,707,441
Bond International Software PLC	899,666	1,352,026
Brammer PLC (b)	760,228	1,839,516
Brewin Dolphin Holding PLC	881,475	3,522,489
Cineworld Group PLC	459,976	3,319,249
Close Brothers Group PLC	291,880	5,377,822
Countrywide PLC	1,161,507	5,826,284
Diploma PLC	363,251	3,479,647
Elementis PLC	1,178,900	3,620,487
Empiric Student Property PLC	1,607,263	2,583,781
Exova Group Ltd. PLC	927,869	1,734,713
Informa PLC	778,538	7,080,454
ITE Group PLC	1,680,854	3,373,760
James Fisher and Sons PLC	195,100	3,020,393
John Wood Group PLC	493,100	4,557,901
Luxfer Holdings PLC sponsored ADR	428,009	4,254,409
McColl's Retail Group PLC	1,807,274	3,578,123
Mears Group PLC	1,047,710	6,382,817
Micro Focus International PLC	476,044	9,429,081
New Melrose Industries PLC	124,968	532,789
PayPoint PLC	201,100	2,271,910
Sinclair Pharma PLC (a)	6,551,214	3,711,008
Softcat PLC (a)	122,300	596,057
Spectris PLC	200,847	4,549,660
Ultra Electronics Holdings PLC	267,425	7,276,094

TOTAL UNITED KINGDOM		114,204,389

United States of America - 1.0%
Dillard's, Inc. Class A	93,994	6,618,118
Hornbeck Offshore Services, Inc. (a)(b)	152,170	1,237,142
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(c)	27,500	1,662

TOTAL UNITED STATES OF AMERICA		7,856,922

TOTAL COMMON STOCKS
(Cost $799,573,040)		749,219,322

Nonconvertible Preferred Stocks - 0.3%
Brazil - 0.3%
Banco ABC Brasil SA
(Cost $3,766,544)	1,030,137	2,073,254

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.38% (d)	24,865,229	24,865,229
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	12,394,714	12,394,714
TOTAL MONEY MARKET FUNDS
(Cost $37,259,943)		37,259,943
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $840,599,527)		788,552,519
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(7,796,981)
NET ASSETS - 100%		$780,755,538

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,662 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,444
Fidelity Securities Lending Cash Central Fund	78,324
Total	$100,768

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$118,517,431	$14,039,697	$104,477,734	$--
Consumer Staples	68,470,573	10,528,569	57,942,004	--
Energy	29,281,223	8,553,348	20,727,875	--
Financials	165,871,435	14,658,760	151,212,675	--
Health Care	71,913,076	9,445,171	62,467,905	--
Industrials	157,099,226	8,543,632	148,555,594	--
Information Technology	79,375,726	10,057,348	69,318,377	1
Materials	57,814,312	16,139,278	41,675,033	1
Utilities	2,949,574	2,949,574	--	--
Money Market Funds	37,259,943	37,259,943	--	--
Total Investments in Securities:	$788,552,519	$132,175,320	$656,377,197	$2

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$398,783,077
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $847,692,629. Net unrealized depreciation aggregated $59,140,110, of which $83,998,325 related to appreciated investment securities and $143,138,435 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016